UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         SANFORD C. BERNSTEIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.
Tax Managed International Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
Financial - 37.1%
Banking - 22.7%
ABN AMRO Holding NV                                  1,405,437   $    45,056,505
Allied Irish Banks PLC                               2,381,600        71,056,291
Anglo Irish Bank Corp. PLC (Dublin)                  1,931,928        40,004,242
Anglo Irish Bank Corp. PLC (London)                    625,202        12,871,960
Banco Bilbao Vizcaya Argentaria SA                   4,437,849       106,622,031
Barclays PLC                                         8,550,000       122,077,862
BNP Paribas SA                                       1,698,781       184,808,162
Credit Agricole SA                                   1,395,000        58,475,682
Credit Suisse Group                                  3,954,916       275,728,512
Fortis (Amsterdam)                                     456,100        19,410,436
Fortis (Brussels)                                    1,123,900        47,839,566
HBOS PLC                                             3,440,000        76,046,817
Mitsubishi UFJ Financial Group, Inc.                     6,387        79,235,825
National Australia Bank Ltd.                           688,700        21,926,030
Royal Bank of Scotland Group PLC                     2,400,000        93,404,476
Societe Generale                                       669,963       113,338,137
Standard Chartered PLC                               2,407,532        70,135,201
Sumitomo Mitsui Financial Group, Inc.                   18,706       191,521,895
UBS AG (Swiss Virt-X)                                2,524,490       152,776,224
UniCredito Italiano SpA                             10,142,771        88,665,629
                                                                 ---------------
                                                                   1,871,001,483
                                                                 ---------------
Financial Services - 3.4%
Man Group PLC                                        8,408,986        85,831,935
ORIX Corp.                                             668,290       193,798,732
                                                                 ---------------
                                                                     279,630,667
                                                                 ---------------
Insurance - 9.1%
Allianz SE                                             104,600        21,260,729
Aviva PLC                                            5,487,668        88,035,518
Fondiaria-Sai SpA (ordinary shares)                    617,196        29,443,750
Fondiaria-Sai SpA (saving shares)                      306,752        10,856,267
Friends Provident PLC                                8,905,370        37,761,716
ING Groep NV                                         6,806,391       300,763,197
Muenchener Rueckversicherungs AG                       732,300       125,618,201
QBE Insurance Group, Ltd.                            3,646,875        82,743,584
Swiss Reinsurance                                      638,558        54,118,325
                                                                 ---------------
                                                                     750,601,287
                                                                 ---------------
Wholesale & International Trade - 1.9%
Li & Fung Ltd.                                      18,172,000        56,537,530

Mitsui & Co. Ltd.                                    6,369,000        95,432,295
                                                                 ---------------
                                                                     151,969,825
                                                                 ---------------
                                                                   3,053,203,262
                                                                 ---------------
Capital Equipment - 11.5%
Aerospace & Defense - 1.3%
BAE Systems PLC                                      5,900,000        49,050,524
European Aeronautic Defence & Space
   Co., NV                                           1,789,090        61,386,851
                                                                 ---------------
                                                                     110,437,375
                                                                 ---------------
Automobiles - 6.7%
Compagnie Generale des Etablissements
   Michelin-Class B                                     99,400         9,495,009
Continental AG                                         750,300        86,920,474
Denso Corp.                                          1,220,500        48,393,773
Honda Motor Co. Ltd.                                   967,400        38,182,483
Renault SA                                           1,248,800       149,531,664
Toyota Motor Corp.                                   3,260,300       218,201,908
                                                                 ---------------
                                                                     550,725,311
                                                                 ---------------
Industrial Components - 0.6%
NGK Insulators Ltd.                                  3,165,000        48,935,215
                                                                 ---------------
Machinery & Engineering - 2.9%
ABB Ltd.                                             6,442,724       115,373,404
Atlas Copco AB-Class A                               2,061,003        69,008,667
Sumitomo Heavy Industries Ltd.                       5,132,000        53,782,017
                                                                 ---------------
                                                                     238,164,088
                                                                 ---------------
                                                                     948,261,989
                                                                 ---------------
Industrial Commodities - 10.7%
Chemicals - 2.8%
BASF AG                                                827,200        80,409,218
Bayer AG                                             1,291,214        68,959,197
Mitsui Chemicals, Inc.                               5,848,000        44,960,391
Shin-Etsu Chemical Co. Ltd.                            602,800        40,237,686
                                                                 ---------------
                                                                     234,566,492
                                                                 ---------------
Forest & Paper - 0.6%
Svenska Cellulosa AB-Class B                           867,000        45,177,921
                                                                 ---------------
Metal - Nonferrous - 3.3%
BHP Billiton PLC                                     3,414,021        62,521,395
Xstrata PLC                                          4,226,166       210,294,078
                                                                 ---------------
                                                                     272,815,473
                                                                 ---------------
Metal - Steel - 3.2%
JFE Holdings, Inc.                                   2,447,900       125,865,190
Mittal Steel Co. NV (Amsterdam)                        567,200        23,877,731
Mittal Steel Co. NV (Paris)                          1,097,007        46,240,351
Nippon Steel Corp.                                   6,656,000        38,185,673
Voestalpine AG                                         589,100        33,210,204
                                                                 ---------------
                                                                     267,379,149
                                                                 ---------------
Miscellaneous Materials - 0.8%
Nitto Denko Corp.                                    1,270,600        63,471,578
                                                                 ---------------
                                                                     883,410,613
                                                                 ---------------

Energy - 6.7%
Energy Sources - 6.7%
BG Group PLC                                         2,171,723        29,531,053
BP PLC                                               3,089,200        34,448,259
ENI SpA                                              6,812,249       229,131,674
Nippon Mining Holdings, Inc.                         3,496,000        25,124,537
Repsol YPF SA                                        1,282,600        44,192,288
Royal Dutch Shell PLC-Class A                        2,012,095        70,891,313
Royal Dutch Shell PLC-Class B                          387,899        13,562,159
Total SA                                             1,492,100       107,368,002
                                                                 ---------------
                                                                     554,249,285
                                                                 ---------------
Consumer Staples - 6.2%
Beverages & Tobacco - 2.5%
British American Tobacco PLC                         2,265,720        63,443,660
Japan Tobacco, Inc.                                     21,850       105,610,879
SABMiller PLC                                        1,483,900        34,072,346
                                                                 ---------------
                                                                     203,126,885
                                                                 ---------------
Food & Household Products - 3.7%
Essilor International, SA                              418,721        44,953,269
Groupe Danone                                          297,922        45,052,812
J Sainsbury PLC                                      9,565,300        76,504,327
Nestle, SA                                             303,144       107,527,339
Tesco PLC                                            4,018,694        31,757,695
                                                                 ---------------
                                                                     305,795,442
                                                                 ---------------
                                                                     508,922,327
                                                                 ---------------
Technology/Electronics - 6.0%
Data Processing - 3.0%
Canon, Inc.                                          1,667,800        93,897,399
CapGemini, SA                                        1,823,378       114,079,784
Ricoh Co. Ltd.                                       2,053,000        41,809,921
                                                                 ---------------
                                                                     249,787,104
                                                                 ---------------
Electrical & Electronics - 0.9%
Nokia OYJ                                            2,060,200        41,836,667
Toshiba Corp.                                        4,956,000        32,205,077
                                                                 ---------------
                                                                      74,041,744
                                                                 ---------------
Electronic Components & Instruments - 2.1%
Flextronics International, Ltd. (a)                     23,822           273,476
Hoya Corp.                                           2,007,200        78,234,271
Kyocera Corp.                                           97,000         9,169,666
Sharp Corp.                                          5,022,000        86,348,643
                                                                 ---------------
                                                                     174,026,056
                                                                 ---------------
                                                                     497,854,904
                                                                 ---------------
Medical - 5.2%
Health & Personal Care - 5.2%
Alcon, Inc.                                            244,200        27,294,234
AstraZeneca PLC                                        908,200        48,672,195
Daiichi Sankyo Co. Ltd.                                329,900        10,290,844
GlaxoSmithKline PLC                                    958,900        25,239,262
Nobel Biocare Holding AG                               134,190        39,581,601

Novartis AG                                          1,212,216        69,637,232
Roche Holding AG                                       727,316       130,126,705
Sanofi-Aventis                                         835,698        77,052,217
                                                                 ---------------
                                                                     427,894,290
                                                                 ---------------
Construction & Housing - 5.0%
Building Materials - 1.7%
Buzzi Unicem SpA                                     1,087,991        30,865,011
CRH PLC                                              2,563,906       106,606,368
                                                                 ---------------
                                                                     137,471,379
                                                                 ---------------
Construction & Housing - 3.1%
Daiwa House Industry Co. Ltd.                        3,108,000        53,861,393
George Wimpey PLC                                    3,620,000        39,401,725
Leopalace21 Corp.                                      738,200        23,580,740
Persimmon PLC                                        1,433,000        42,755,642
Vinci, SA                                              738,032        94,063,707
                                                                 ---------------
                                                                     253,663,207
                                                                 ---------------
Real Estate - 0.2%
Sino Land Co., Ltd.                                  8,422,224        19,587,764
                                                                 ---------------
                                                                     410,722,350
                                                                 ---------------
Utilities - 2.8%
Utility (Electric & Gas) - 2.8%
E.ON AG                                                673,800        90,993,193
International Power PLC                              9,071,673        67,568,648
RWE AG                                                 659,000        72,272,515
                                                                 ---------------
                                                                     230,834,356
                                                                 ---------------
Telecommunications - 2.8%
Deutsche Telekom AG                                  1,162,800        21,133,979
France Telecom SA                                      809,900        22,345,324
Nippon Telegraph & Telephone Corp.                       8,536        42,095,157
Telefonica SA                                        1,847,532        39,224,539
Vodafone Group PLC                                  37,714,600       104,156,172
                                                                 ---------------
                                                                     228,955,171
                                                                 ---------------
Transportation - 2.2%
Transportation - Airlines - 1.2%
Air France-KLM                                         911,549        38,266,828
Deutsche Lufthansa AG                                2,125,000        58,224,451
                                                                 ---------------
                                                                      96,491,279
                                                                 ---------------
Transportation - Shipping - 1.0%
Mitsui OSK Lines Ltd.                                8,751,000        86,430,773
                                                                 ---------------
                                                                     182,922,052
                                                                 ---------------
Consumer Cyclical - 2.0%
Broadcasting & Publishing - 0.6%
Societe Television Francaise 1                       1,311,560        48,604,811
                                                                 ---------------
Merchandising - 1.4%
Esprit Holdings Ltd.                                 5,311,000        59,292,571
Marks & Spencer Group PLC                            3,975,301        55,709,937
                                                                 ---------------
                                                                     115,002,508
                                                                 ---------------
                                                                     163,607,319
                                                                 ---------------
Total Common Stocks
   (cost $5,866,519,633)                                           8,090,837,918
                                                                 ---------------

                                                     Principal
                                                      Amount
                                                       (000)
                                                    ----------

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
State Street Bank & Trust Co. 4.25%,
   dated 12/29/06, due 1/02/07 in the
   amount of $85,186,208 (collateralized by
   $86,420,000 U.S.Treasury Note,
   4.125%, due 8/15/22, value
   $86,852,100)
   (cost $85,146,000)                              $    85,146        85,146,000
                                                                 ---------------
Total Investments - 99.3%
   (cost $5,951,665,633)                                           8,175,983,918
Other assets less liabilities - 0.7%                                  60,973,336
                                                                 ---------------
Net Assets - 100.0%                                              $ 8,236,957,254
                                                                 ---------------

FINANCIAL FUTURES CONTRACTS

                                                       Value at       Unrealized
              Number of   Expiration      Original   December 31,    Appreciation/
Type          Contracts     Month          Value        2006        (Depreciation)
-----------------------------------------------------------------------------------
Purchased Contracts
DJ EURO                     March
   STOXX 50         390     2007       $21,082,228    $21,401,048          $318,820

(a)  Non-income producing security.

     An amount equivalent to U.S. $1,544,459 has been segregated to collateralize margin requirements for the futures at December 31, 2006.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
International Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
Financial - 35.7%
Banking - 22.2%
ABN AMRO Holding NV                                    595,808   $   19,100,839
Anglo Irish Bank Corp. PLC (Dublin)                  1,766,693       36,582,738
Anglo Irish Bank Corp. PLC (London)                    589,698       12,140,987
Banco Bilbao Vizcaya Argentaria SA (a)               2,014,581       48,401,538
Barclays PLC                                         2,909,000       41,535,029
BNP Paribas SA (a)                                     765,506       83,278,396
Credit Agricole SA (a)                                 613,820       25,730,138
Credit Suisse Group                                  1,832,478      127,756,552
Fortis (Amsterdam)                                     210,100        8,941,313
Fortis (Brussels)                                      543,900       23,151,473
HBOS PLC                                             1,831,090       40,479,234
Macquarie Bank Ltd. (a)                                220,473       13,703,663
Mitsubishi UFJ Financial Group, Inc.                     2,831       35,120,811
National Australia Bank Ltd. (a)                       329,000       10,474,320
Royal Bank of Scotland Group PLC                     1,335,900       51,991,266
Societe Generale (a)                                   297,254       50,286,679
Standard Chartered PLC                               1,079,685       31,452,925
Sumitomo Mitsui Financial Group, Inc. (a)                7,092       72,611,637
UBS AG (Swiss Virt-X)                                1,157,438       70,045,438
UniCredito Italiano SpA (a)                          4,604,356       40,250,157
                                                                 --------------
                                                                    843,035,133
                                                                 --------------
Financial Services - 4.3%
Man Group PLC                                        3,817,296       38,963,782
Nomura Holdings, Inc. (a)                            1,740,900       32,841,650
ORIX Corp. (a)                                         309,900       89,868,511
                                                                 --------------
                                                                    161,673,943
                                                                 --------------
Insurance - 7.5%
Allianz SE                                              53,000       10,772,645
Aviva PLC                                            2,588,229       41,521,477
Fondiaria-Sai SpA (ordinary shares) (a)                364,200       17,374,406
Fondiaria-Sai SpA (saving shares)                       55,400        1,960,663
Friends Provident PLC                                3,980,000       16,876,517
ING Groep NV                                         1,660,700       73,383,595
Muenchener Rueckversicherungs AG                       345,300       59,232,507
QBE Insurance Group, Ltd. (a)                        1,688,550       38,311,343
Swiss Reinsurance                                      291,414       24,697,580
                                                                 --------------
                                                                    284,130,733
                                                                 --------------

Wholesale & International Trade - 1.7%
Li & Fung Ltd. (a)                                   7,060,000       21,965,384
Mitsui & Co. Ltd. (a)                                2,957,000       44,307,316
                                                                 --------------
                                                                     66,272,700
                                                                 --------------
                                                                  1,355,112,509
                                                                 --------------
Capital Equipment - 10.6%
Aerospace & Defense - 1.4%
BAE Systems PLC                                      2,625,000       21,823,327
European Aeronautic Defence & Space
   Co., NV (a)                                         934,740       32,072,587
                                                                 --------------
                                                                     53,895,914
                                                                 --------------
Automobiles - 6.6%
Compagnie Generale des Etablissements
   Michelin-Class B                                     18,600        1,776,732
Continental AG                                         364,141       42,184,871
Denso Corp.                                            575,400       22,815,057
Honda Motor Co. Ltd. (a)                               439,100       17,330,916
Renault SA (a)                                         544,800       65,234,505
Toyota Motor Corp. (a)                               1,517,300      101,548,248
                                                                 --------------
                                                                    250,890,329
                                                                 --------------
Industrial Components - 0.6%
NGK Insulators Ltd. (a)                              1,441,000       22,279,824
                                                                 --------------
Machinery & Engineering - 2.0%
ABB Ltd.                                             2,798,552       50,115,211
Sumitomo Heavy Industries Ltd. (a)                   2,291,000       24,009,080
                                                                 --------------
                                                                     74,124,291
                                                                 --------------
                                                                    401,190,358
                                                                 --------------
Industrial Commodities - 10.5%
Chemicals - 2.7%
BASF AG (a)                                            410,200       39,874,107
Bayer AG (a)                                           569,407       30,410,024
Mitsui Chemicals, Inc. (a)                           1,806,000       13,884,827
Shin-Etsu Chemical Co. Ltd.                            277,800       18,543,512
                                                                 --------------
                                                                    102,712,470
                                                                 --------------
Forest & Paper - 0.5%
Svenska Cellulosa AB-Class B                           403,100       21,004,868
                                                                 --------------
Metal - Nonferrous - 3.5%
Rio Tinto PLC                                          733,543       38,875,321
Xstrata PLC (a)                                      1,869,011       93,002,013
                                                                 --------------
                                                                    131,877,334
                                                                 --------------
Metal - Steel - 2.9%
JFE Holdings, Inc. (a)                               1,147,400       58,996,576
Mittal Steel Co. NV (Amsterdam)                        209,903        8,836,403
Mittal Steel Co. NV (Paris)                            573,811       24,186,921
Voestalpine AG (a)                                     308,600       17,397,163
                                                                 --------------
                                                                    109,417,063
                                                                 --------------
Miscellaneous Materials - 0.9%
Nitto Denko Corp. (a)                                  693,000       34,618,136
                                                                 --------------
                                                                    399,629,871
                                                                 --------------

Energy - 6.7%
Energy Sources - 6.7%
BG Group PLC                                         1,293,367       17,587,183
BP PLC                                               1,440,300       16,061,060
ENI SpA (a)                                          3,021,634      101,633,404
Nippon Mining Holdings, Inc.                         1,680,000       12,073,576
Repsol YPF SA (a)                                      584,500       20,139,087
Royal Dutch Shell PLC-Class A                          360,500       12,701,348
Royal Dutch Shell PLC-Class B                          728,096       25,456,507
Total SA (a)                                           683,500       49,183,050
                                                                 --------------
                                                                    254,835,215
                                                                 --------------
Consumer Staples - 6.5%
Beverages & Tobacco - 2.8%
British American Tobacco PLC                           993,990       27,833,256
C&C Group PLC (London)                                 640,784       11,380,334
Japan Tobacco, Inc. (a)                                 10,455       50,533,718
SABMiller PLC                                          673,558       15,465,800
                                                                 --------------
                                                                    105,213,108
                                                                 --------------
Food & Household Products - 3.7%
Essilor International, SA (a)                          162,171       17,410,439
Groupe Danone (a)                                      111,934       16,927,053
J Sainsbury PLC                                      4,390,000       35,111,705
Nestle, SA                                             139,684       49,546,911
Reckitt Benckiser PLC                                  201,653        9,198,911
Tesco PLC                                            1,824,368       14,417,053
                                                                 --------------
                                                                    142,612,072
                                                                 --------------
                                                                    247,825,180
                                                                 --------------
Medical - 5.8%
Health & Personal Care - 5.4%
AstraZeneca PLC                                        420,000       22,508,613
Daiichi Sankyo Co. Ltd.                                412,700       12,873,693
GlaxoSmithKline PLC                                    445,200       11,718,135
Merck KGaA                                             144,322       14,941,901
Nobel Biocare Holding AG                                58,117       17,142,588
Novartis AG                                            513,717       29,511,102
Roche Holding AG                                       341,834       61,158,742
Sanofi-Aventis (a)                                     390,379       35,993,346
                                                                 --------------
                                                                    205,848,120
                                                                 --------------
Medical Products - 0.4%
Alcon, Inc.                                            136,100       15,211,897
                                                                 --------------
                                                                    221,060,017
                                                                 --------------
Technology/Electronics - 5.6%
Data Processing - 2.5%
Canon, Inc. (a)                                        784,000       44,139,322
CapGemini, SA (a)                                      523,982       32,782,974
Ricoh Co. Ltd. (a)                                     932,000       18,980,441
                                                                 --------------
                                                                     95,902,737
                                                                 --------------
Electrical & Electronics - 1.2%
Nokia OYJ                                            1,180,900       23,980,642

Toshiba Corp. (a)                                    2,958,000       19,221,675
                                                                 --------------
                                                                     43,202,317
                                                                 --------------
Electronic Components & Instruments - 1.9%
Hoya Corp. (a)                                         858,500       33,461,599
Sharp Corp. (a)                                      2,290,000       39,374,431
                                                                 --------------
                                                                     72,836,030
                                                                 --------------
                                                                    211,941,084
                                                                 --------------
Construction & Housing - 4.3%
Building Materials - 1.1%
Buzzi Unicem SpA (a)                                   563,800       15,994,336
CRH PLC                                                624,311       25,958,646
                                                                 --------------
                                                                     41,952,982
                                                                 --------------
Construction & Housing - 3.0%
Daiwa House Industry Co. Ltd.                        1,421,000       24,625,817
George Wimpey PLC                                    1,663,800       18,109,555
Leopalace21 Corp.                                      320,500       10,237,913
Persimmon PLC                                          660,000       19,692,061
Vinci, SA (a)                                          336,089       42,835,239
                                                                 --------------
                                                                    115,500,585
                                                                 --------------
Real Estate - 0.2%
Sino Land Co., Ltd. (a)                              2,546,808        5,923,171
                                                                 --------------
                                                                    163,376,738
                                                                 --------------
Telecommunications - 3.8%
Deutsche Telekom AG                                    543,500        9,878,154
France Telecom SA (a)                                  572,800       15,803,682
Nippon Telegraph & Telephone Corp.                       3,824       18,857,999
Telefonica SA                                        1,719,804       36,512,774
TeliaSonera AB                                       1,659,097       13,578,949
Vodafone Group PLC                                  17,516,625       48,375,552
                                                                 --------------
                                                                    143,007,110
                                                                 --------------
Utilities - 3.4%
Utility (Electric & Gas) - 3.4%
E.ON AG (a)                                            315,800       42,647,151
International Power PLC                              4,149,027       30,903,247
RWE AG (a)                                             499,325       54,760,961
                                                                 --------------
                                                                    128,311,359
                                                                 --------------
Consumer Cyclical - 2.5%
Broadcasting & Publishing - 0.9%
Societe Television Francaise 1 (a)                     874,304       32,400,637
                                                                 --------------
Leisure & Tourism - 0.0%
OPAP, SA                                                39,529        1,526,515
                                                                 --------------
Merchandising - 1.6%
Esprit Holdings Ltd.                                 2,577,500       28,775,485
Marks & Spencer Group PLC                            2,124,204       29,768,632
                                                                 --------------
                                                                     58,544,117
                                                                 --------------
                                                                     92,471,269
                                                                 --------------
Transportation - 2.2%
Transportation - Airlines - 1.2%
Air France-KLM (a)                                     415,900       17,459,482

Deutsche Lufthansa AG (a)                              980,000       26,851,747
                                                                 --------------
                                                                     44,311,229
                                                                 --------------
Transportation - Shipping - 1.0%
Mitsui OSK Lines Ltd. (a)                            3,964,000       39,151,136
                                                                 --------------
                                                                     83,462,365
                                                                 --------------
Total Common Stocks
   (cost $2,824,793,773)                                          3,702,223,075
                                                                 --------------

                                                    Principal
                                                     Amount
                                                      (000)
                                                  ------------
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
State Street Bank & Trust Co. 4.25%,
   dated 12/29/06, due 1/02/07 in the
   amount of $55,391,145 (collateralized by
   $53,530,000 U.S. Treasury Note, 5.75%,
   due 8/15/10, value $56,474,150)
   (cost $55,365,000)                             $     55,365       55,365,000
                                                                 --------------
Total Investments Before Security Lending
Collateral - 99.1%
   (cost $2,880,158,773)                                          3,757,588,075
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 26.9%
Short Terms - 26.9%
ABN Amro Bank, 4.78%, dated 12/29/06,
   due 1/02/07 in the amount of
   $175,092,944 (collateralized by
   $180,535,000 U.S. Treasury Note,
   3.75%, due 5/15/08, value
   $178,537,021)                                   175,000,000      175,000,000

The Bear Stearns Cos., Inc., 4.85%, dated
   12/29/06, due 1/02/07 in the amount of
   $175,094,306 (collateralized by
   $177,355,000 U.S. Treasury Note,
   0.875%, due 4/15/10, value
   $179,422,738)                                   175,000,000      175,000,000

Deutsche Bank, 4.85%, dated 12/29/06,
   due 1/02/07 in the amount of
   $175,094,306 (collateralized by
   $175,431,000 U.S. Treasury Note,
   2.375%, due 4/15/11, value
   $178,498,389)                                   175,000,000      175,000,000

Greenwich Funding, 4.80%, dated
   12/29/06, due 1/02/07 in the amount of
   $175,093,333 (collateralized by
   $168,665,000 U.S. Treasury Bond,
   10.375%, due 11/15/12, value
   $178,513,644)                                   175,000,000      175,000,000

Morgan Stanley, 4.80%, dated 12/29/06,
   due 1/02/07 in the amount of
   $175,093,333 (collateralized by
   $139,225,000 U.S. Treasury Note,
   3.625%, due 1/15/08, value
   $178,607,372)                                   175,000,000      175,000,000

Royal Bank of Canada
   4.75%, 1/02/07                                  146,555,000      146,555,000
                                                                 --------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $1,021,555,000)                                          1,021,555,000
                                                                 --------------
Total Investments - 126.0%
   (cost $3,901,713,773)                                          4,779,143,075
Other assets less liabilities - (26.0)%                            (985,802,912)
                                                                 --------------
Net Assets - 100.0%                                              $3,793,340,163
                                                                 --------------

FINANCIAL FUTURES CONTRACTS

                                                               Value at       Unrealized
                      Number of   Expiration     Original    December 31,    Appreciation/
Type                  Contracts      Month        Value          2006       (Depreciation)
------------------------------------------------------------------------------------------
Purchased Contracts
DJ EURO                              March
   STOXX 50              294         2007      $15,826,503    $16,133,098      $306,595

Topix Index               35         March       4,726,272      4,948,321       222,049
                                     2007
                                                                               --------
                                                                                528,644
                                                                               --------

(a)  Represents entire or partial securities out on loan.

     An amount equivalent to U.S. $1,320,160 has been segregated to collateralize margin requirements for the futures at December 31, 2006.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
Emerging Markets Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 92.2%
Financial - 23.1%
Banking - 16.2%
ABSA Group Ltd.                                       1,200,389   $   21,336,423
Andhra Bank                                           2,222,000        4,349,937
Banco Santander Chile, SA (ADR)                         169,400        8,158,304
Bank Central Asia Tbk PT                             28,501,000       16,509,089
Bank Hapoalim BM                                      7,296,700       34,048,897
Bank Leumi Le-Israel                                  7,394,900       29,860,715
Bank Mandiri Persero Tbk PT                          52,499,500       17,011,970
Bank Of Ayudhya Public Co., Ltd.                     31,746,100       16,830,112
Bank Rakyat Indonesia                                11,100,200        6,367,127
Canara Bank                                           4,031,000       25,018,628
China Construction Bank-Class H                      59,705,000       37,973,494
Chinatrust Financial Holding Co. Ltd.                10,658,160        8,885,274
Industrial & Commercial Bank of
   China-Class H (a)                                 29,805,000       18,584,299
Industrial Bank Of Korea (a)                          1,301,300       23,876,770
Industrial Development Bank of India Ltd.             1,550,000        2,677,167
Kookmin Bank (a)                                        628,220       50,510,150
Oriental Bank Of Commerce                               765,000        3,932,797
Punjab National Bank Ltd.                             1,004,907       11,464,087
Shinhan Financial Group Co., Ltd. (a)                   438,840       22,413,871
Siam City Bank Public Co., Ltd.                       1,670,900          851,651
Standard Bank Group Ltd.                              1,375,600       18,480,316
State Bank of India Ltd. (GDR)                          125,823        9,342,649
Turkiye Garanti Bankasi AS                            1,015,013        3,317,857
Turkiye Is Bankasi-Class C                            2,528,919       11,453,825
                                                                  --------------
                                                                     403,255,409
                                                                  --------------
Brokerage & Money Management - 0.2%
Investcorp Bank BSC (GDR) (a)(b)                        200,964        5,325,546
                                                                  --------------
Financial Services - 4.5%
Banco Comercial Portugues SA-Class R                          1                4
Banco do Brasil, SA                                     631,600       18,919,916
FirstRand Ltd.                                        4,079,980       12,873,423
Housing Development Finance Corp.                       252,759        9,283,910
Investimentos Itau, SA                                5,867,199       29,988,211
Korea Investment Holdings Co., Ltd.                     206,860       10,250,100
Unibanco - Uniao de Bancos Brasileiros
   SA (ADR)                                             320,300       29,775,088
                                                                  --------------
                                                                     111,090,652
                                                                  --------------

Insurance - 2.0%
Cathay Financial Holding Co. Ltd.                     8,846,053       20,058,103
Dongbu Insurance Co., Ltd.                              110,000        2,907,542
LIG Non-Life Insurance Co., Ltd.                        175,000        2,684,564
Sanlam, Ltd.                                          9,671,457       25,211,906
                                                                  --------------
                                                                      50,862,115
                                                                  --------------
Wholesale & International Trade - 0.2%
Li & Fung Ltd.                                        1,350,000        4,200,180
                                                                  --------------
                                                                     574,733,902
                                                                  --------------
Energy - 13.3%
Energy Equipment & Services - 0.2%
Tenaris SA                                                    6              145
Tenaris SA (ADR)                                        119,410        5,957,365
                                                                  --------------
                                                                       5,957,510
                                                                  --------------
Energy Sources - 12.7%
Brasil Ecodiesel Industria E (a)                        601,700        3,323,220
Chennai Petroleum Corp. Ltd.                            993,572        4,919,623
China Petroleum & Chemical Corp.-Class H             37,819,000       35,035,594
China Shenhua Energy Co. Ltd.-Class H                 5,484,500       13,184,963
Gazprom ADR (ADR)                                     1,171,838       53,904,548
LUKOIL (ADR)                                            109,900        9,536,419
LUKOIL (ADR)                                            416,497       36,401,838
MOL Hungarian Oil and Gas Nyrt                          285,447       32,284,137
OAO Gazprom (ADR)                                       268,409       12,258,386
PetroChina Co., Ltd.-Class H                         32,312,000       45,539,772
Petroleo Brasileiro SA (NY) (ADR)                        22,900        2,124,204
PTT PCL                                               2,746,300       16,268,632
Rayong Refinery PCL (a)                               6,565,300        3,148,381
Sasol Ltd.                                              403,135       14,843,820
S-Oil Corp.                                             228,070       16,742,580
Tupras-turkiye Petrol Rafinerileri A.S                  757,550       12,793,162
Yanzhou Coal Mining Co. Ltd.-Class H                  4,971,200        4,026,736
                                                                  --------------
                                                                     316,336,015
                                                                  --------------
International - 0.4%
China Coal Energy Co - H (a)                         13,181,300        8,591,748
                                                                  --------------
                                                                     330,885,273
                                                                  --------------
Technology/Electronics - 12.9%
Data Processing - 0.2%
DataTec Ltd.                                          1,265,000        5,957,267
                                                                  --------------
Electrical & Electronics - 3.3%
Compal Electronics, Inc.                             12,786,016       11,355,010
Foxconn Technology Co., Ltd.                            736,840        8,785,216
High Tech Computer Corp.                                558,400       11,013,735
HON HAI Precision Industry Co. Ltd.                   2,168,552       15,429,463
Mitac International                                   7,902,205        9,502,257
Quanta Computer, Inc.                                   727,657        1,317,075
Siliconware Precision Industries Co.                 15,995,233       24,990,132
                                                                  --------------
                                                                      82,392,888
                                                                  --------------

Electronic Components & Instruments - 9.4%
Advanced Semiconductor Engineering,
   Inc. (a)                                          11,386,000       12,782,499
AU Optronics Corp.                                   15,597,930       21,482,325
AU Optronics Corp. (ADR)                              1,267,827       17,508,691
CMC Magnetics Corp. (a)                              36,100,000       12,644,412
King Yuan Electronics Co. Ltd.                        7,628,000        6,329,090
LG.Philips LCD Co. Ltd. (a)                             153,500        4,570,881
Novatek Microelectronics Ltd                            906,000        4,080,787
Ritek Corp. (a)                                      12,760,000        3,724,472
Samsung Electronics Co. Ltd.                            101,053       66,291,598
Taiwan Semiconductor Manufacturing Co.
   Ltd.                                              29,911,299       61,413,303
United Microelectronics Corp.                        28,917,476       18,013,815
Wintek Corp.                                          3,893,535        3,676,004
                                                                  --------------
                                                                     232,517,877
                                                                  --------------
                                                                     320,868,032
                                                                  --------------
Telecommunications - 9.2%
Telecommunications - 9.2%
America Movil SAB de CV Series L (ADR)                  747,800       33,815,516
Bharti Tele-Ventures (a)                              3,514,379       49,968,319
China Mobile Ltd.                                     5,130,500       44,323,352
China Netcom Group Corp Ltd.                          9,285,700       24,793,215
China Telecom Corp. Ltd.-Class H                     31,600,000       17,253,739
Far EasTone Telecommunications Co. Ltd.               2,531,000        2,860,093
MTN Group Ltd.                                        1,461,158       17,723,400
Orascom Telecom Holding SAE (GDR) (b)                    76,732        5,064,312
Philippine Long Distance Telephone Co.                  246,500       12,757,407
Tim Participacoes SA (ADR)                              174,300        6,034,266
Vimpel-Communications (ADR) (a)                         182,400       14,400,480
                                                                  --------------
                                                                     228,994,099
                                                                  --------------
Industrial Commodities - 9.2%
Chemicals - 1.5%
Braskem SA                                              167,700        1,177,393
Hanwha Chem Corp. (a)                                 1,048,210       13,862,582
Honam Petrochemical Corp. (a)                            71,200        5,300,236
PTT Chemical PCL                                      6,434,493       13,250,155
Sinopec Shanghai Petrochemical Co.
   Ltd.-Class H                                       9,858,000        4,847,261
                                                                  --------------
                                                                      38,437,627
                                                                  --------------
Forest & Paper - 0.3%
Aracruz Celulose SA (ADR)                                60,400        3,698,896
Empresas CMPC SA                                        117,800        3,961,488
                                                                  --------------
                                                                       7,660,384
                                                                  --------------
Metal - Nonferrous - 1.1%
BHP Billiton PLC                                        249,954        4,598,628
Cia de Minas Buenaventura SA (ADR)                       74,000        2,076,440
Cia Vale do Rio Doce                                    160,368        4,090,078
Grupo Mexico SAB de CV Series B                         530,600        1,944,993
MMC Norilsk Nickel (ADR)                                 68,675       10,850,650

Polyus Gold Co. (ADR) (a)                                69,677        3,435,076
                                                                  --------------
                                                                      26,995,865
                                                                  --------------
Metal - Steel - 4.5%
Arcelor Brasil SA                                       468,195        9,203,927
China Steel Corp.                                    18,374,704       19,510,964
Gerdau SA (ADR)                                       2,281,075       36,497,200
Hyundai Steel Co. (a)                                   400,880       14,521,936
Maanshan Iron & Steel-Class H                        16,210,100        8,876,607
Mechel (ADR)                                            125,800        3,205,384
POSCO                                                    55,200       18,248,025
TMK OAO (GDR) (a)(b)                                     27,900          976,500
                                                                  --------------
                                                                     111,040,543
                                                                  --------------
Metals/Mining - 0.1%
Cherepovets Severstal (GDR) (b)                         206,650        2,304,148
                                                                  --------------
Miscellaneous Materials - 1.7%
Cia Vale do Rio Doce (Sponsored) (ADR)                1,194,000       31,342,500
Consol Ltd.                                           3,640,610        9,827,814
                                                                  --------------
                                                                      41,170,314
                                                                  --------------
                                                                     227,608,881
                                                                  --------------
Capital Equipment - 5.2%
Automobiles - 3.4%
Ford Otomotiv Sanayi AS                                 831,216        6,623,069
Hyundai Mobis (a)                                       170,200       15,635,779
Hyundai Motor Co.                                       585,490       42,312,203
Tan Chong Motor Holdings Berhad                       5,765,700        2,042,836
Tata Motors Ltd.                                        850,199       17,118,852
                                                                  --------------
                                                                      83,732,739
                                                                  --------------
Industrial Components - 0.7%
Bharat Heavy Electricals                                345,064       17,855,493
                                                                  --------------
Machinery & Engineering - 0.2%
Barloworld Ltd.                                         211,683        4,942,348
Tata Motors Ltd. (ADR)                                   32,700          668,061
                                                                  --------------
                                                                       5,610,409
                                                                  --------------
Multi-Industry - 0.9%
Alfa SA de CV-Class A                                 3,198,200       21,285,807
                                                                  --------------
                                                                     128,484,448
                                                                  --------------
Consumer Cyclical - 4.3%
Appliances & Household Durables - 0.1%
Arcelik                                                 582,949        3,411,360
                                                                  --------------
Broadcasting & Publishing - 1.0%
Grupo Televisa, SA (ADR)                                388,000       10,479,880
Naspers Ltd.-Class N                                    558,630       13,241,854
                                                                  --------------
                                                                      23,721,734
                                                                  --------------
Business & Public Services - 0.1%
Localiza Rent A CAR                                     103,100        3,100,480
                                                                  --------------
Leisure & Tourism - 0.1%
CTC Media, Inc. (a)                                     126,100        3,027,661
                                                                  --------------
Merchandising - 2.9%
Centros Comerciales Sudamericanos SA                  1,351,790        4,228,709

Cia Brasileira de Distribuicao Grupo Pao
   de Acucar (ADR)                                       32,100        1,096,857
Edgars Consolidated Stores Ltd.                         797,700        4,429,983
Foschini Ltd.                                           715,200        5,837,328
GOME Electrical Appliances Holdings Ltd.             15,395,000       12,060,724
Largan Precision Co., Ltd.                              312,550        6,011,652
Lojas Renner SA                                         535,500        7,694,758
Lotte Shopping Co. Ltd.                                  48,763       20,279,907
Wal-Mart de Mexico SA de CV Series V                  2,277,200       10,019,005
                                                                  --------------
                                                                      71,658,923
                                                                  --------------
Textiles & Apparel - 0.1%
Weiqiao Textile Co.-Class H                           1,576,600        2,123,965
                                                                  --------------
                                                                     107,044,123
                                                                  --------------
Consumer Staples - 4.1%
Beverages & Tobacco - 1.1%
Cia de Bebidas das Americas (ADR)                       225,400       10,999,520
Compania Cervecerias Unidas SA                          185,800        1,104,851
Compania Cervecerias Unidas SA (ADR)                     72,400        2,150,280
Fomento Economico Mexicano SA de CV
   (ADR)                                                 68,909        7,976,906
Wimm-Bill-Dann Foods OJSC (ADR)                          61,500        4,092,825
                                                                  --------------
                                                                      26,324,382
                                                                  --------------
Food & Household Products - 3.0%
Charoen Pokphand Foods Public Co., Ltd.              17,119,600        2,414,612
China Mengniu Dairy Co. Ltd.                         10,798,000       28,225,773
China Yurun Food Group Ltd.                          17,929,000       16,509,718
Tiger Brands, Ltd.                                    1,127,625       27,462,360
                                                                  --------------
                                                                      74,612,463
                                                                  --------------
                                                                     100,936,845
                                                                  --------------
Utilities - 3.9%
Telephone Utility - 1.9%
Orascom Telecom Holding SAE                             111,610        7,333,172
Telekomunikasi Indonesia Tbk PT                      36,192,500       40,792,153
                                                                  --------------
                                                                      48,125,325
                                                                  --------------
Utility (Electric & Gas) - 2.0%
Cia de Saneamento Basico do Estado de
   Sao Paulo                                        150,700,000       20,667,026
Cia Energetica de Sao Paulo-Class
   Preference (a)                                   504,700,000        5,905,687
Companhia de Saneamento de Minas
   Gerais                                               328,100        3,846,902
CPFL Energia, SA (ADR)                                   97,400        3,991,452
Eletropaulo Metropolitana de Sao Paulo
   SA (a)                                            58,890,100        3,004,456
Enersis SA/Chile (ADR)                                  392,100        6,273,600
Glow Energy PCL                                       4,911,700        4,572,245
                                                                  --------------
                                                                      48,261,368
                                                                  --------------
                                                                      96,386,693
                                                                  --------------
Construction & Housing - 3.0%
Building Materials - 1.1%
Asia Cement Corp.                                     1,009,400          955,741

Cemex SAB de CV (a)                                   7,607,234       25,779,953
                                                                  --------------
                                                                      26,735,694
                                                                  --------------
Construction & Housing - 1.6%
Aveng, Ltd.                                           2,446,395       11,703,985
Consorcio ARA SA                                         29,500          200,708
Daelim Industrial Co. (a)                               176,090       14,277,677
Hyundai Development Co. (a)                              92,580        5,654,348
Masisa SA ADR (ADR)                                     134,100        1,381,230
Murray & Roberts Holdings Ltd.                          518,690        2,960,030
Orascom Construction Industries (GDR) (b)                48,141        4,612,433
                                                                  --------------
                                                                      40,790,411
                                                                  --------------
Real Estate - 0.3%
Urbi Desarrollos Urbanos SA de C.V (a)                1,724,600        6,225,993
                                                                  --------------
                                                                      73,752,098
                                                                  --------------
Medical - 2.3%
Health & Personal Care - 2.3%
Network Healthcare Holdings Ltd. (a)                  6,699,581       13,168,388
Radiant Opto-Electronics Corp.                        2,234,000        3,562,802
Ranbaxy Laboratories Ltd.                             2,035,799       18,019,952
Richter Gedeon Nyrt                                      19,915        4,533,199
Teva Pharmaceutical Industries Ltd. (ADR)               556,900       17,308,452
                                                                  --------------
                                                                      56,592,793
                                                                  --------------
Transportation - 1.0%
Transportation - Airlines - 0.0%
Gol Linhas Aereas Inteligentes SA (ADR)                  22,300          639,341
                                                                  --------------
Transportation - Road & Rail - 0.3%
All America Latina Logistica SA                         658,300        6,831,037
                                                                  --------------
Transportation - Shipping - 0.7%
China Cosco Holdings Company C-Class H               11,350,000        7,388,421
Regional Container Lines Public Co., Ltd.             5,141,900        3,016,968
STX Pan Ocean Co., Ltd.                              11,502,000        7,715,073
                                                                  --------------
                                                                      18,120,462
                                                                  --------------
                                                                      25,590,840
                                                                  --------------
Gold - 0.7%
Gold Mines - 0.7%
Gold Fields Ltd.                                        672,513       12,635,166
Impala Platinum Holdings Ltd.                           181,348        4,742,826
                                                                  --------------
                                                                      17,377,992
                                                                  --------------
Capital Goods - 0.0%
Engineering & Construction - 0.0%
China Communications Construction Co.
   Ltd.-Class H (a)                                   1,407,000        1,389,219
                                                                  --------------
Consumer Services - 0.0%
Printing & Publishing - 0.0%
Dogan Yayin Holding (a)                                       1                3
                                                                  --------------
Retail - General Merchandise - 0.0%
Positivo Information SA (a)                             108,500        1,168,032
                                                                  --------------
                                                                       1,168,035
                                                                  --------------

Technology - 0.0%
Computer Services/Software - 0.0%
Sonda SA (a)                                            458,221          553,559
                                                                  --------------
Total Common Stocks
   (cost $1,524,268,804)                                           2,292,366,832
                                                                  --------------
NON-CONVERTIBLE - PREFERRED STOCKS - 5.6%
Energy Sources - 3.1%
Petroleo Brasileiro SA                                3,298,800       76,892,226
                                                                  --------------
Metal - Steel - 1.5%
Usinas Siderurgicas de Minas Gerais SA                1,007,700       37,968,570
                                                                  --------------
Electronic Components & Instruments - 0.9%
Samsung Electronics Co. Ltd.                             40,530       20,901,536
                                                                  --------------
Automobiles - 0.1%
Hyundai Motor Co.                                        60,680        2,469,433
                                                                  --------------
Utility (Electric & Gas) - 0.0%
Cia Energetica de Minas Gerais                       14,574,700          716,217
                                                                  --------------
Total Non-Convertible - Preferred Stocks
   (cost $55,989,103)                                                138,947,982
                                                                  --------------

                                                      Principal
                                                        Amount
                                                         (000)
                                                      ---------
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
State Street Bank & Trust Co. 4.25%,
   dated 12/29/06, due 1/02/07 in the
   amount of $39,176,491 (collateralized by
   $40,005,000  U.S. Treasury Note,
   4.50%, due 1115/10, value $39,944,993)
   (cost $39,158,000)                                  $39,158        39,158,000
                                                                  --------------
Total Investments - 99.4%
   (cost $1,619,415,907)                                           2,470,472,814
Other assets less liabilities - 0.6%                                  14,531,599
                                                                  --------------
Net Assets - 100.0%                                               $2,485,004,413
                                                                  --------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $18,282,939 or 0.7% of net assets.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

     Glossary:
     ADR - American Depositary Receipt
     GDR - Global Depositary Reciept

Sanford C. Bernstein Fund, Inc.
Diversified Municipal Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)
                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 96.4%
Alabama - 1.2%
County of Jefferson AL
   FGIC
   5.00%, 2/01/42                                      $ 5,900      $  6,286,096
Jefferson Cnty Swr Rev
   (Capital Improvement Warrants)
   FGIC Ser 02
   5.00%, 2/01/41                                        7,725         8,210,516
Jefferson Cnty Swr Rev Ref Warrants
   Prerefunded
   FGIC Ser A
   5.375%, 2/01/27                                       1,780         1,782,190
Jefferson Cnty Wtr & Swr Rev
   FGIC Ser 02B
   5.00%, 2/01/41                                       11,955        12,737,335
Jefferson Cnty, Ltd Oblig, Sch Warrants
   Ser A
   5.25%, 1/01/11                                        1,700         1,792,429
Jefferson Cnty, SWR
   FSA Ser B8
   5.25%, 2/01/10                                        2,000         2,089,860
Jefferson Cnty, Swr Prerefunded
   FGIC Ser A
   5.75%, 2/01/38                                        4,290         4,507,246
Jefferson Cnty, SWR, Capital Impt
   Warrants Prerefunded
   FGIC Ser A
   5.00%, 2/01/33                                        8,865         9,173,236
   5.125%, 2/01/39                                       1,060         1,099,485
                                                                  --------------
                                                                      47,678,393
                                                                  --------------
Alaska - 0.2%
Anchorage
   FGIC
   6.00%, 10/01/09                                       1,000         1,060,720
   MBIA Ser B
   5.25%, 7/01/08                                        6,100         6,243,106
                                                                  --------------
                                                                       7,303,826
                                                                  --------------
Arizona - 2.0%

Arizona Sch Facs Brd  Rev, Ref State Sch
   Impt
   5.00%, 1/01/13                                        1,315         1,409,036
Arizona State Transportation Board
   5.00%, 7/01/13 - 7/01/16                             26,305        28,538,062
Arizona Tourism & Sports Auth Tax Rev
   (Baseball Training Facs Proj.)
   5.00%, 7/01/15 - 7/01/16                              3,815         3,930,928
Arizona Wtr Infra Fin Auth Rev, Wtr Quality
   Ser A
   5.75%, 10/01/11                                       1,525         1,625,254
Maricopa Cnty Ind Dev Auth, MFHR
   (Steeplechase Apts Proj) AMT
   Ser B
   6.25%, 12/01/20                                       1,945         1,979,251
Maricopa Cnty Uni Sch Dist No. 48
   FSA Ser B
   4.75%, 7/01/10                                        1,000         1,037,750
Mesa  State & Highway Rev Prerefunded
   FSA
   5.125%, 7/01/23                                       4,255         4,645,652
Mesa IDA Rev
   (Discovery Hlth Sys) Prerefunded
   MBIA Ser A
   5.625%, 1/01/29                                       2,000         2,127,760
Phoenix Civic Improvement Corp.
   AMBAC
   5.00%, 7/01/14                                        5,000         5,418,500
   MBIA
   5.00%, 7/01/14                                        5,000         5,418,500
Phoenix, Civic Impt Corp., Transit Excise
   Tax Rev
   (Light Rail Proj.)
   AMBAC
   5.00%, 7/01/10 - 7/01/11                             10,455        11,007,716
Pima County IDA
   (Horizon Cmnty Learning Center)
   4.45%, 6/01/14                                        2,295         2,253,621
Pima County Industrial Development
   Authority
   5.45%, 12/01/17                                       2,550         2,547,858
Salt River Agricultural Impt & Pwr Dist
   (Salt River Proj)
   Ser A
   5.00%, 1/01/09 - 1/01/10                              5,245         5,416,625
Vistancia CFD
   4.75%, 7/15/07                                          300           300,213
   5.00%, 7/15/08                                          400           401,452
   5.30%, 7/15/09                                          500           504,460
   5.55%, 7/15/10                                          500           508,790
Watson Road CFD
   (Spl Assmt Rev)

   4.85%, 7/01/10                                        1,210         1,222,366
                                                                  --------------
                                                                      80,293,794
                                                                  --------------
California - 6.2%
California Dept of Wtr Res Pwr Supply Rev
   MBIA-IBC Ser 2A
   5.50%, 5/01/10                                        7,115         7,536,991
California Dept of Wtr Res, Pwr Supply
   Rev
   MBIA Ser A
   5.25%, 5/01/09                                       32,445        33,656,496
   Ser A
   5.50%, 5/01/08                                       24,025        24,618,658
California Econ Rec Bds
   MBIA Ser A
   5.00%, 7/01/11                                        3,665         3,877,607
   Ser A
   5.25%, 1/01/10 - 7/01/12                             34,820        36,991,940
California State
   5.00%, 2/01/11 - 2/01/12                              1,865         1,966,072
   5.25%, 3/01/10                                        3,115         3,260,346
   6.00%, 2/01/11                                       15,760        17,137,582
   6.10%, 10/01/08                                       8,795         9,166,941
California State Dept of Wtr Res Pwr Sup
   Rev
   Ser A
   5.50%, 5/01/09                                        8,615         8,968,646
California State GO
   5.00%, 6/01/10 - 5/01/13                             26,280        27,822,678
   Ser 3
   5.00%, 3/01/08                                        3,000         3,048,120
California Statewide CDA Rev
   (Kaiser Permanente)
   Ser E
   3.875%, 4/01/32 (a)                                   6,675         6,657,578
   Ser F
   2.30%, 4/01/33 (a)                                   12,675        12,600,344
Fremont Uni Sch Dist
   (Election 2002)
   FSA Ser B
   5.00%, 8/01/27                                        1,000         1,068,210
Fresno Uni Sch Dist
   MBIA Ser A
   6.00%, 2/01/20                                        3,255         3,909,027
Golden State Tobacco Securitization
   Corp./CA
   5.375%, 6/01/28                                       2,595         2,735,441
   FGIC
   5.375%, 6/01/28                                      19,395        20,444,657
   5.50%, 6/01/33                                        5,000         5,503,150
Imperial Redev Agy
   (Redev Proj Sub Nts)
   4.50%, 12/01/11                                       1,100         1,101,276

Los Angeles Uni Sch Dist
   FSA Ser A
   5.25%, 7/01/20                                        1,785         1,957,395
Sacramento City Fin Auth
   (Lease Rev)
   Ser B
   5.40%, 11/01/20                                       1,000         1,108,120
Sacramento Mun Util Dist
   MBIA Ser G
   6.50%, 9/01/13                                        1,035         1,156,851
State of California
   5.00%, 3/01/13                                        6,185         6,609,848
Tax Exempt Mun Infra Impt Trust,
   Certificates Class A
   Ser 2004C
   4.05%, 11/01/08 (b)                                   5,574         5,460,569
                                                                  --------------
                                                                     248,364,543
                                                                  --------------
Colorado - 1.8%
Colorado Dept of Transp
   (Trans Rev Antic Nts)
   FGIC Ser B
   5.00%, 12/15/13                                       9,100         9,841,923
   MBIA Ser B
   5.50%, 6/15/13                                        1,375         1,519,100
Colorado Dept of Transp
   (Trans Rev Antic Nts) Prerefunded
   AMBAC
   6.00%, 6/15/15                                        3,000         3,242,640
Municipal Subdistrict Northern Colorado
   Water Conservancy District
   AMBAC
   5.00%, 12/01/13 (c)                                   7,295         7,751,740
PV Wtr & San Met Dist Cap Appreciation
   Ser 06
   Zero Coupon, 12/15/17                                17,814         9,441,598
Regional Transp Dist COP
   AMBAC Ser 2A
   2.30%, 12/01/22 (a)                                  36,775        36,556,556
Todd Creek Farms Metropolitan Dist No. 1
   (Wtr Rev Ref & Impt)
   4.75%, 12/01/09                                       3,180         3,191,003
Weld Cnty Sch Dist No. 6
   (Greeley)
   FSA
   5.25%, 12/01/17                                       2,405         2,578,641
                                                                  --------------
                                                                      74,123,201
                                                                  --------------
Connecticut - 0.9%
Connecticut Resources Recovery Authority
   MBIA
   5.375%, 11/15/09 - 11/15/10                           6,505         6,698,395
Connecticut Sate Escrowed to Maturity
   5.50%, 12/01/07                                          10            10,168
Connecticut Sate, Spl Tax Oblig Rev

   Ser A
   5.25%, 9/01/07                                        1,095         1,106,519
   Ser B
   6.15%, 9/01/09                                        1,000         1,061,950
Connecticut State Res Recov Auth,
   Mid-Connecticut Sys
   MBIA Ser A
   5.75%, 11/15/07                                       2,115         2,154,149
Connecticut State, Hlth & Ed Fac Auth
   Rev, Hop for Spl Care
   Ser A
   5.125%, 7/01/07                                         365           367,029
Mashantucket Western Pequot Tribe, Spl
   Rev
   Sub Ser B
   5.55%, 9/01/08 (b)                                    1,700         1,748,382
State of Connecticut
   FSA
   5.00%, 11/15/13                                       5,700         6,152,466
   MBIA
   5.00%, 12/01/12 - 12/01/13                           14,365        15,464,982
University of Connecticut
   (Student Fee Rev)
   FGIC Ser A
   5.25%, 11/15/17                                       3,065         3,336,253
                                                                  --------------
                                                                      38,100,293
                                                                  --------------
Delaware - 0.1%
Delaware Transp Auth, Transp Sys Rev,
   Senior
   MBIA
   5.00%, 7/01/11                                        3,680         3,885,638
                                                                  --------------
District Of Columbia - 0.4%
District of Columbia
   AMBAC Ser B-1
   5.50%, 6/01/08                                        8,510         8,727,430
District of Columbia Escrowed to Maturity
   FSA Ser B
   5.50%, 6/01/09                                          175           182,352
District of Columbia Hsg Fin Agy,
   Single-Family FNMA & GNMA, Mortgage
   Rev  AMT
   Ser A
   6.25%, 12/01/28                                       1,000         1,027,850
District of Columbia, 2001
   FSA Ser B
   5.50%, 6/01/09                                        2,100         2,186,751
District of Columbia, COP
   AMBAC
   5.25%, 1/01/08                                        1,000         1,015,440
District of Columbia, Wtr & Swr Auth, Pub
   Util Rev
   FSA
   6.00%, 10/01/16                                       1,635         1,913,849
                                                                  --------------

                                                                      15,053,672
                                                                  --------------
Florida - 7.2%
Amelia Walk CDD
   5.20%, 5/01/14                                        2,160         2,179,354
Arborwood CDD
   (Centex Homes Proj)
   5.25%, 5/01/16 - 5/01/36                              9,370         9,596,949
Arborwood Community Development
   District
   5.10%, 5/01/16                                        2,500         2,531,400
Baywinds Community Development District
   4.90%, 5/01/12                                        1,500         1,493,445
Beacon Tradeport CDD
   (Spl Assmt Industrial Proj)
   Ser B
   7.125%, 5/01/22                                       2,715         2,908,145
Belmont Community Development District
   5.125%, 11/01/14                                      2,500         2,512,000
Bonita Springs Vasari CDD Rev
   (Capital Impt)
   Ser B
   6.20%, 5/01/09                                          760           762,782
Bonnet Creek Resort CDD, Spl Assmt
   7.125%, 5/01/12                                       2,000         2,178,580
Broward Cnty, Arpt Sys Rev AMT
   MBIA Ser E
   5.25%, 10/01/10                                       2,065         2,133,868
Chapel Creek Community Development
   District
   5.25%, 5/01/15                                        3,660         3,692,391
Dade Cnty Sch Dist
   MBIA Ser 94
   5.00%, 8/01/12                                        8,060         8,591,638
Dupree Lakes CDD
   5.00%, 11/01/10                                         345           344,358
Durbin Crossing Community Development
   District
   5.25%, 11/01/15                                       1,910         1,905,072
East Homestead Community Development
   District
   5.00%, 5/01/11                                        1,965         1,976,829
Florida State Board of Education
   5.00%, 6/01/12                                        4,610         4,905,824
   FGIC
   5.25%, 6/01/11                                        2,075         2,207,260
   ST GTD
   5.00%, 6/01/13                                        5,000         5,361,750
Florida State Brd of Ed
   MBIA Ser C
   5.25%, 1/01/11                                        4,600         4,867,582
   Ser A
   5.00%, 1/01/13                                       14,745        15,750,314

   Ser B
   5.00%, 1/01/12                                        9,755        10,337,276
Florida State Brd of Ed, Capital Outlay ETM
   9.125%, 6/01/14                                         150           197,763
Florida State Brd of Ed, Capital Outlay, Pub
   Ed
   Ser B
   5.00%, 6/01/07                                        1,455         1,463,337
Florida State Brd of Ed, Capital Outlay,
   Unrefunded Balance
   9.125%, 6/01/14                                         990         1,185,525
Florida State Brd of Ed, Pub Ed
   Ser A
   5.00%, 6/01/12                                        5,305         5,645,422
Florida State Dept of Environmental
   Protection Preservation Rev Florida
   Forever
   FGIC Ser A
   5.00%, 7/01/18                                        3,435         3,680,671
Florida State Turnpike Authority
   FSA
   5.00%, 7/01/12                                        6,240         6,646,162
Gateway Svcs CDD, Spl Assmt
   (Stoneybrook Proj)
   Ser B
   5.50%, 7/01/08                                          475           477,627
Greyhawk Landing CDD, Spl Assmt Rev
   Ser B
   6.25%, 5/01/09                                          230           232,397
Hammock Bay CDD
   (Spl Assmt)
   Ser B
   5.375%, 5/01/11                                       1,160         1,173,154
Harbor Bay CDD
   (Capital Impt Rev)
   Ser B
   6.35%, 5/01/10                                        1,005         1,017,402
Heritage Isle at Viera CDD
   Ser 4B
   5.00%, 11/01/09                                         190           189,493
Heritage Plantation Community
   Development District
   5.10%, 11/01/13                                       3,710         3,719,572
Huntington CDD
   Ser 4B
   5.00%, 5/01/09                                          250           249,115
Lake Ashton II CDD
   (Capital Impt Rev)
   Ser B
   4.875%, 11/01/10                                      1,850         1,855,309
Lake Ashton II Community Development
   District

   5.00%, 11/01/11                                       6,810         6,792,771
Lakewood Ranch Stewardship District
   5.00%, 5/01/13                                          550           549,769
Landmark at Doral Community
   Development Dist
   5.20%, 5/01/15                                        4,535         4,578,309
Live Oak CDD No. 001, Spl Assmt ETM
   Ser B
   5.30%, 5/01/08                                           95            95,221
Live Oak CDD, No. 002, Spl Assmt
   Ser B
   5.00%, 11/01/09                                       2,095         2,084,839
Manatee Cnty CDD
   (Heritage Harbor South)
   Ser 02B
   5.40%, 11/01/08                                          25            25,100
Meadow Pointe III CDD
   Ser 4B
   5.00%, 5/01/09                                          535           534,069
Meadow Pointe IV CDD Capital Impt
   Ser B
   5.125%, 11/01/07                                        220           220,273
Meadow Woods CDD
   Ser 4B
   5.25%, 5/01/11                                        1,475         1,476,858
Miami Beach Hlth Facs Auth Hosp Rev
   (Mount Sinai Med Ctr)
   Ser 04
   6.75%, 11/15/24                                       6,990         7,909,954
Miami-Dade County School District
   MBIA
   4.75%, 7/15/10                                       11,215        11,582,516
Middle Village CDD
   (Spl Assmt)
   Ser C
   5.125%, 5/01/09                                         715           715,987
Midtown Miami CDD
   Ser 04A
   6.00%, 5/01/24                                        4,300         4,665,285
Miromar Lakes CDD
   Ser 00A
   7.25%, 5/01/12                                        2,005         2,111,626
Monterra CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                       6,760         6,784,471
   5.125%, 11/01/14                                      9,455         9,506,435
Narcoossee CDD
   (Spl Assmt)
   Ser B
   5.75%, 5/01/08                                          175           175,581
Orange Cnty, Sales Tax Rev
   FGIC Ser A

   5.125%, 1/01/22                                      15,620        16,659,355
Orlando, Waste Wtr Sys Rev
   Ser A
   1.643%, 10/01/07                                      1,790         1,795,334
Orlando, Waste Wtr Sys Rev, CPI Bd,
   Mandatory Put
   Ser A
   1.644%, 10/01/15                                      6,070         6,092,762
Overoaks CDD
   (Capital Impt Rev)
   Ser 4B
   5.125%, 5/01/09                                       3,365         3,376,811
Palm Beach Cnty Solid Waste Auth
   AMBAC Ser A
   6.00%, 10/01/09                                       4,070         4,306,223
Palm Beach Cnty Solid Waste Auth, Rev
   AMBAC Ser A
   6.00%, 10/01/09                                         235           249,521
Palm Glades Community Development
   District
   4.85%, 8/01/11                                        2,745         2,751,451
Parkway Center CDD
   (Spl Assmt Ref)
   Ser B
   5.625%, 5/01/14                                       5,400         5,524,038
Paseo CDD
   (Capital Impt Rev)
   Ser B
   4.875%, 5/01/10                                       5,410         5,399,937
Paseo CDD
   (Spl Assmt)
   5.00%, 2/01/11                                        2,705         2,694,396
Quarry CDD
   (Spl Assmt)
   5.25%, 5/01/16                                        1,050         1,070,990
   Ser A-2
   5.25%, 5/01/36                                        8,230         8,389,415
Reunion East CDD(Spl Assmt)
   Ser B
   5.90%, 11/01/07                                         130           130,225
Riverwood Estates CDD
   5.00%, 5/01/13                                        1,960         1,948,769
Saddlebrook CDD
   (Spl Assmt)
   Ser B
   6.25%, 5/01/09                                           10            10,156
Sandy Creek CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                       1,920         1,921,190

Sarasota Cnty Util Sys Rev
   FGIC Ser C
   5.25%, 10/01/21                                       2,000         2,142,880
Seven Oaks CDD II
   (Spl Assmt Rev)
   Ser B
   5.00%, 5/01/09                                        2,155         2,158,082
Shingle Creek CDD
   5.75%, 5/01/15                                        4,885         5,008,884
South Bay CDD
   Ser 5B-2
   5.375%, 5/01/13                                       2,900         2,960,349
South Bay CDD
   (Capital Impt Rev)
   Ser B-1
   5.125%, 11/01/09                                      1,140         1,141,607
Sunrise Util Sys Rev
   AMBAC
   5.50%, 10/01/13                                       2,445         2,679,353
Tampa Occupational License Tax
   FGIC Ser A
   5.375%, 10/01/17 - 10/01/18                           8,110         8,766,509
Tampa Wtr & Swr Rev
   Ser A
   5.25%, 10/10/18                                       1,160         1,250,376
Tampa-Hillsborough Cnty, Express
   Parkway
   AMBAC
   5.00%, 7/01/12                                        8,575         9,133,147
Tern Bay CDD
   (Capital Impt Rev)
   Ser B
   5.00%, 5/01/15                                        2,600         2,593,318
Venetian CDD
   (Capital Impt)
   Ser B
   5.95%, 5/01/12                                          480           499,392
Verano Center Community Development
   District
   5.00%, 11/01/12                                       2,320         2,329,187
Verano Ctr CDD
   (Infrastructure Proj)
   Ser B
   5.00%, 11/01/13                                       3,300         3,299,076
Villages of Westport CDD
   Ser 05A
   5.125%, 5/01/15                                       2,520         2,552,256
Waterchase CDD
   (Capital Impt Rev)
   Ser B
   5.90%, 5/01/08                                           50            50,164
Waterford Estates Community
   Development District

   5.125%, 5/01/13                                       2,000         2,012,580
Westchester CDD No. 1
   (Spl Assmt)
   6.00%, 5/01/23                                        4,840         5,147,001
                                                                  --------------
                                                                     289,823,564
                                                                  --------------
Georgia - 0.9%
Cobb Cnty Dev Auth SWDR
   Georgia Waste Mgmt Project)
   Ser 4A
   3.10%, 4/01/33 (a)                                    1,895         1,890,149
Georgia State
   Ser A
   6.25%, 4/01/08                                        2,600         2,683,408
   Ser B
   6.00%, 3/01/12                                        1,000         1,111,510
   Ser C
   6.25%, 8/01/10                                        1,490         1,621,299
   Ser D
   6.70%, 8/01/08                                        1,770         1,853,774
Metropolitan Atlanta Rapid Transit Auth
   Sales Tax Rev
   (Second Indenture)
   MBIA Ser B
   5.10%, 7/01/20                                       11,000        11,346,720
Metropolitan Atlanta Rapid Transit Authority
   FGIC
   5.00%, 7/01/12 - 7/01/13                             11,520        12,382,422
Municipal Elec Auth, Unrefunded Balance
   (Combustion Turbine Proj.)
   MBIA Ser A
   5.25%, 11/01/21                                       3,000         3,225,240
                                                                  --------------
                                                                      36,114,522
                                                                  --------------
Guam - 0.3%
Guam Government Wtrwrks Auth, Wtr &
   Wastewtr Sys Rev
   5.00%, 7/01/10                                        2,055         2,088,517
Guam Govt Wtrwrks Auth
   5.18%, 7/01/15                                        7,718         7,978,520
Guam Govt Wtrwrks Auth Wtr &
   Wastewtr Sys Rev
   Ser 05
   5.00%, 7/01/13                                        1,345         1,385,928
                                                                  --------------
                                                                      11,452,965
                                                                  --------------
Hawaii - 3.4%
Hawaii State
   AMBAC
   5.00%, 7/01/11 - 7/01/13                             46,725        49,939,373
   FSA Ser CX
   5.50%, 2/01/21                                        2,540         2,750,922
Hawaii State Escrowed to Maturity
   FGIC Ser CN
   6.00%, 3/01/09                                          105           110,048

Hawaii State Prerefunded
   FSA Ser CX
   5.50%, 2/01/17                                        2,940         3,184,138
Hawaii State, Unrefunded Balance
   FGIC Ser CN
   6.00%, 3/01/09                                        2,560         2,682,547
   FSA Ser CX
   5.50%, 2/01/17                                        4,055         4,385,888
State of Hawaii
   AMBAC
   5.00%, 7/01/14 - 7/01/15                             68,125        73,693,915
                                                                  --------------
                                                                     136,746,831
                                                                  --------------
Illinois - 4.4%
Bolingbrook Sales Tax Rev
   5.75%, 1/01/15 (d)                                    4,000         3,894,040
Chicago
   FSA Ser A
   5.00%, 1/01/12                                        5,760         6,098,400
Chicago Prerefunded
   FGIC Ser A
   6.75%, 1/01/35                                        2,310         2,557,517
Chicago
   (Kingsbury Redev Proj.)
   Ser A
   6.57%, 2/15/13                                        2,000         2,057,940
Chicago Brd of Ed, Lease Certificates
   MBIA Ser A
   6.25%, 1/01/11                                        1,790         1,957,240
Chicago Emergency Telephone Sys
   Escrowed to Maturity
   FGIC
   5.50%, 1/01/07                                        4,775         4,775,000
Chicago HFA SFMR
   (Mtg Rev) AMT
   GNMA/FNMA/FHLMC Ser 99 A
   6.35%, 10/01/30                                         135           142,522
Chicago Hsg Auth, Capital Program Rev
   5.00%, 7/01/07                                        3,100         3,120,181
Chicago O'Hare Int'l Arpt, Rev, General
   Arpt,Second Lien ETM
   AMBAC Ser A
   6.00%, 1/01/07                                        4,250         4,250,000
Chicago O'Hare Int'l Arpt, Rev, Second Lien
   MBIA Ser C
   5.00%, 1/01/10                                        1,890         1,960,062
   5.75%, 1/01/09                                        1,675         1,740,342
Chicago O'Hare Int'l Arpt, Rev, Unrefunded
   General Arpt, Second Lien
   AMBAC Ser A
   6.00%, 1/01/07                                        1,860         1,860,000
Chicago Park Dist, Harbor Facs Rev
   Prerefunded

   5.875%, 1/01/13 - 1/01/15                             5,735         6,176,308
Chicago Pub Bldg Commission Rev
   (Chicago Park Dist)
   FGIC Ser A
   5.375%, 1/01/13                                       2,510         2,616,298
Chicago Pub Bldg Commission, Bldg Rev,
   Chicago Transit Auth
   AMBAC
   5.00%, 3/01/09                                        1,180         1,212,474
   5.25%, 3/01/21                                        4,000         4,333,880
Chicago Transit Auth, Capital Grant
   Receipts Rev
   (Federal Transit Administration, Section
   5307)
   AMBAC Ser A
   5.25%, 6/01/10                                        4,570         4,796,215
   AMBAC Ser B
   5.00%, 6/01/09                                        2,000         2,059,780
City of Chicago IL
   FSA
   5.00%, 1/01/16                                        5,000         5,420,650
Cook Cnty Escrowed to Maturity
   MBIA
   7.25%, 11/01/07                                         355           365,416
Du Page Cnty
   (Stormwater Proj.)
   5.60%, 1/01/21                                        1,920         2,173,459
Du Page Cnty Jail Proj
   5.60%, 1/01/21                                        6,735         7,624,087
Du Page Cnty Wtr Commission
   5.25%, 3/01/09 - 3/01/10                             11,910        12,370,432
Illinois Dev Fin Auth, Adventist Hlth Sys
   MBIA Ser B
   2.398%, 1/01/19                                       5,730         6,311,767
Illinois Ed Facs Auth Rev, Loyola Univ,
   Chicago ETM
   Ser A
   7.00%, 7/01/07                                          515           523,456
Illinois State
   AMBAC
   5.00%, 4/01/11                                        1,535         1,614,436
   FSA First Ser
   5.25%, 4/01/09                                        1,045         1,080,614
   MBIA First Ser
   5.25%, 4/01/11 - 10/01/21                             8,275         8,801,077
Illinois State Prerefunded
   MBIA First Ser
   5.75%, 12/01/13                                       2,390         2,569,370
Illinois State, Dedicated Tax Rev
   (Civic Ctr)
   AMBAC
   6.25%, 12/15/20                                       3,135         3,706,761
Illinois State, Sales Tax Rev

   Ser Q
   6.00%, 6/15/12                                        3,225         3,489,676
   Ser U
   5.00%, 6/15/09                                        1,150         1,151,219
McLean Cnty Pub Bldg Commission
   7.25%, 11/01/07                                       2,000         2,058,340
Metropolitan Pier & Exposition Auth
   Dedicated State Tax Rev
   (McCormick Place)
   MBIA Ser A
   5.25%, 6/15/09                                        7,000         7,261,450
Pingree Grove Village II
   (CamBrdg Lakes Proj)
   Ser 5-1
   5.25%, 3/01/15                                        2,182         2,209,166
Regional Transp Auth
   FGIC Ser B
   5.50%, 6/01/17                                        1,025         1,164,164
   FGIC Ser C
   7.75%, 6/01/20                                        1,005         1,347,172
Regional Transportation Authority
   5.00%, 7/01/16                                        5,285         5,764,402
Sangamon Cnty Sch Dist No. 186
   FGIC
   5.55%, 1/01/08                                        1,465         1,478,214
St. Clair Cnty
   FGIC
   5.625%, 10/01/13                                      3,410         3,643,892
State of Illinois
   5.00%, 1/01/13                                        1,510         1,608,784
   AMBAC
   5.00%, 4/01/14 - 11/01/14                             7,230         7,803,865
   FSA
   5.00%, 9/01/14                                        5,550         6,000,161
   5.25%, 10/01/13                                       7,785         8,484,171
   MBIA-IBC
   5.00%, 3/01/15                                        5,000         5,385,700
Town of Cortland
   5.50%, 3/01/17                                        5,134         5,211,523
University of Illinois COP Prerefunded
   AMBAC Ser A
   5.50%, 8/15/18                                        2,340         2,519,104
                                                                  --------------
                                                                     174,750,727
                                                                  --------------
Indiana - 1.3%
Allen Cnty Juvenile Justice Ctr, First
   Mortgage Rev
   AMBAC
   5.50%, 1/01/18                                        1,575         1,717,002
Dyer Redev Auth, Eco Dev Lease
   6.55%, 7/15/20                                        2,720         2,933,112

   6.875%, 7/15/14                                       1,755         1,906,176
Indiana Bd Bank Rev
   Ser B
   5.00%, 2/01/08                                        2,000         2,028,780
Indiana Hlth Fac Fin Auth
   (Ascension Health Subordinated Credit)
   Ser 5A
   5.00%, 5/01/07                                        3,490         3,504,763
Indiana St Finance Authority Revenue
   5.00%, 2/01/14                                        5,735         6,169,312
Indiana State Fin Auth Rev
   (St Revolving PG)
   Ser A
   5.00%, 2/01/13 - 2/01/14                              6,380         6,847,666
Indiana Trans Fin Auth, Arpt Facs Lease
   Rev
   AMBAC Ser A
   6.00%, 11/01/09                                       1,370         1,457,105
Indianapolis Gas Util Rev, Ref Distribtion
   Sys
   AMBAC Ser A
   5.75%, 8/15/08                                        2,275         2,349,119
Indianapolis Local Pub Impt Bd Bank
   Ser B
   5.00%, 2/01/10                                        1,020         1,031,230
   6.00%, 1/10/13                                        5,325         5,739,019
Indianapolis Pub Impov Bd
   MBIA Ser 2A
   5.25%, 7/01/33                                       11,025        11,901,267
Indianapolis Res Recov, Rev, Ogden
   Martin Sys
   (Inc Proj.)
   AMBAC
   6.75%, 12/01/08                                       2,750         2,876,142
Ivy Tech State College, Student Fee
   AMBAC Ser G
   5.00%, 7/01/08                                        1,000         1,019,860
                                                                  --------------
                                                                      51,480,553
                                                                  --------------
Kansas - 0.6%
Junction City KS
   5.00%, 12/01/07                                       1,980         1,995,998
Kansas State Department of Transportation
   5.00%, 9/01/11                                        5,645         5,973,426
Sedgwick & Shawnee Counties SFMR
   (Mtg-Bckd Secs Prog)
   GNMA Ser A-1
   6.50%, 12/01/22 (a)                                     175           176,549
Wyandotte Cnty-Kansas City Unified Govt
   Spl Oblg
   (Sales Tax)
   Ser B
   4.75%, 12/01/16                                       1,565         1,620,714
Wyandotte County-Kansas City Unified

   Government
   AMBAC
   5.65%, 9/01/13 - 9/01/14                             11,960        13,370,366
                                                                  --------------
                                                                      23,137,053
                                                                  --------------
Kentucky - 0.0%
Kentucky Eco Dev Fin Auth Rev, Catholic
   Hlth Initiatives
   Ser A
   5.375%, 12/01/11                                      1,240         1,281,366
                                                                  --------------
Louisiana - 0.9%
Coves of the Highland County Community
   Development District
   5.60%, 11/01/21                                       4,025         4,021,377
Jefferson Parish Home Mortgage Auth
   Rev, Mortgage-Backed Securities AMT
   GNMA/FNMA Ser C-1
   5.40%, 12/01/20                                         250           250,898
Louisiana Arpt Fac
   (Cargo ACQ Grp) AMT
   Ser 02
   6.65%, 1/01/25                                          745           792,814
Louisiana State Citizens Property
   Insurance Corp.
   AMBAC
   5.25%, 6/01/14                                        1,650         1,805,397
Louisiana State Office Facs Corp., Lease
   Rev
   (Capitol Complex Program)
   MBIA Ser A
   5.50%, 3/01/11                                        2,000         2,093,240
New Orleans GO
   MBIA
   5.25%, 12/01/20                                       5,845         6,346,735
Orange Grove Community Development
   District
   5.30%, 11/01/21                                       2,620         2,629,851
State of Louisiana
   FSA
   5.00%, 5/01/13 - 5/01/15                             16,040        17,183,179
Terrebonne Parish Wtrwks Dist No. 001
   Wtr Rev
   AMBAC Ser A
   5.25%, 11/01/23                                       2,000         2,161,940
                                                                  --------------
                                                                      37,285,431
                                                                  --------------
Maryland - 2.2%
Maryand State, Ref State & Local Facs
   Loan-1st
   Ser B
   5.25%, 2/15/12                                       50,285        54,151,414
Maryland State, Ref State & Local Facs
   Loan
   First Ser

   5.00%, 8/01/11                                       11,360        12,034,898
Montgomery Cnty, Pub Impt
   Ser A
   5.00%, 2/01/16                                        2,965         3,174,922
Tax Exempt Muni Infrastructure
   Ser 04A
   3.80%, 5/01/08 (b)                                   18,812        18,693,672
                                                                  --------------
                                                                      88,054,906
                                                                  --------------
Massachusetts - 6.8%
Haverhill
   FGIC
   6.00%, 6/15/08                                        1,095         1,117,535
Massachusetts Bay Transp Auth
   GTD Ser A
   5.50%, 3/01/12                                        3,780         3,985,292
   MBIA Ser A
   7.00%, 3/01/10                                        9,615        10,542,944
   Ser A
   5.75%, 3/01/10                                        2,255         2,392,871
Massachusetts Bay Transp Auth, Sales
   Tax Rev
   Senior Ser B
   5.00%, 7/01/11                                        2,385         2,512,216
   Ser A
   5.25%, 7/01/20                                        3,600         3,876,876
Massachusetts GO
   (Consolidated Loan)
   Ser B
   5.00%, 8/01/12                                       17,400        18,511,512
Massachusetts Port Auth Rev
   FSA Ser B
   5.50%, 7/01/09                                        1,780         1,850,862
Massachusetts State
   MBIA Ser A
   5.50%, 2/01/10 - 2/01/11                             36,215        38,253,871
   Ser A
   5.50%, 1/01/10 - 1/01/11                             15,265        16,064,170
Massachusetts State
   (Consolidated Loan)
   5.00%, 5/01/12 - 5/01/14                             18,515        19,815,888
   FGIC Ser C
   5.50%, 11/01/13 - 11/01/14                           38,980        43,417,955
   MBIA
   5.50%, 11/01/12                                      20,050        21,957,557
   Ser A
   5.00%, 8/01/12                                        9,640        10,255,803
   6.00%, 2/01/10                                        6,315         6,737,095
   Ser B
   5.70%, 6/01/19                                        3,580         3,816,638
   Ser C
   5.25%, 12/01/08                                       5,285         5,445,241

   5.50%, 12/01/11                                       2,115         2,284,369
   Ser E
   5.50%, 1/01/09                                        3,920         4,058,846
Massachusetts State
   Consolidated Loan) Prerefunded
   MBIA Ser D
   5.375%, 8/01/22                                       2,605         2,824,289
   Ser C
   5.25%, 8/01/11                                        2,785         2,880,135
   5.375%, 12/01/18                                     11,870        12,738,053
   5.75%, 10/01/14                                       3,325         3,564,533
Massachusetts State Hlth & Ed Facs Auth
   Rev
   (Harvard Univ)
   Ser N
   6.25%, 4/01/20                                        2,820         3,513,410
Massachusetts State Hlth & Ed Facs Auth
   Rev
   (New Endland Med Ctr Hosp)
   FGIC Ser H
   5.00%, 5/15/07                                        1,000         1,004,800
Massachusetts State Hlth & Ed Facs Auth
   Rev
   (New England Med Ctr Hosp)
   FGIC Ser H
   5.00%, 5/15/08                                        1,000         1,017,090
Massachusetts Wtr Poll Abatement ETM
   Ser B
   5.25%, 8/01/14                                          950         1,045,817
Massachusetts Wtr Poll Abatement Trust
   Ser B
   5.25%, 8/01/14                                           55            60,585
Massachusetts Wtr Poll Abatement Trust
   (New Bedford Program)
   Ser A
   5.125%, 2/01/16                                       3,460         3,591,688
Massachusetts Wtr Poll Abatement Trust
   (Pool Program Bds)
   Ser 7
   5.25%, 2/01/10                                        2,330         2,436,760
University of Massachusetts Bldg Auth
   Rev
   AMBAC Senior Ser 2
   5.00%, 11/01/18                                      18,690        20,211,553
                                                                  --------------
                                                                     271,786,254
                                                                  --------------
Michigan - 1.8%
Berkley City Sch Dist
   FGIC
   7.00%, 1/01/08                                        1,000         1,032,830
Detroit City Sch Dist
   AMBAC Ser A

   6.50%, 5/01/10                                        1,065         1,155,685
Detroit City School District
   (School Buillding & Site Improvement)
   FGIC Ser 2A
   5.00%, 5/01/32                                        1,405         1,507,087
Detroit, Sewage Disposal Rev
   FGIC Ser A
   6.00%, 7/01/29                                        3,105         3,333,311
   MBIA Ser B
   6.00%, 7/01/10                                        2,510         2,697,472
Detroit, Wtr Supply Sys Rev, Senior Lien
   FGIC Ser A
   5.875%, 7/01/22                                       3,475         3,723,428
Grand Rapids, Wtr Supply Sys Rev
   FGIC
   5.75%, 1/01/12                                        2,100         2,264,052
Lansing Cmnty College
   FGIC
   5.50%, 5/01/16                                        3,515         3,823,371
Michigan Mun Bd Auth Rev
   (Clean Wtr Revolving Fund)
   Prerefunded
   5.625%, 10/01/11                                      1,270         1,346,644
Michigan Mun Bd Auth  Rev
   (Clean Wtr Revolving Fund)
   Prerefundedd
   5.75%, 10/01/14                                       3,745         3,983,107
Michigan Mun Bd Auth Rev
   (Ref Sch Loan)
   Ser A
   5.25%, 12/01/10                                       5,215         5,508,396
Michigan Municipal Bond Authority
   5.50%, 10/01/13                                       1,850         2,048,135
Michigan Pub Pwr Agy Rev
   (Ref Belle River Proj)
   MBIA Ser A
   5.25%, 1/01/10                                        9,065         9,459,418
Michigan State
   (Trunk Line)
   FGIC
   5.00%, 11/01/12                                       4,130         4,413,277
   5.25%, 11/01/13                                       5,000         5,460,250
   FSA Ser 05B
   5.00%, 9/01/11                                        5,130         5,419,486
   FSA Ser A
   5.50%, 11/01/18                                       1,110         1,196,979
Michigan State Comprehensive Transp Rev
   FSA Ser B
   5.00%, 5/15/07                                        1,000         1,005,010
Michigan State COP
   (New Ctr Dev)
   MBIA
   5.375%, 9/01/19                                       4,775         5,122,572

State of Michigan
   FSA
   5.00%, 9/01/13                                        2,055         2,210,029
Walled Lake Consolidated Sch Dist
   MBIA
   6.00%, 5/01/07                                        2,000         2,015,300
   Q-SBLF
   5.75%, 5/01/13                                        2,000         2,127,060
Wayne Cnty Cmnty College Impt
   FGIC
   5.00%, 7/01/08                                        1,925         1,963,789
                                                                  --------------
                                                                      72,816,688
                                                                  --------------
Minnesota - 0.3%
Minnesota Pub Facs Auth Wtr PCR
   Ser 4D
   5.00%, 3/01/11                                        5,155         5,429,143
Minnesota Public Facilities Authority
   5.00%, 3/01/13                                        1,245         1,336,893
Minnesota State Mun Pwr Agy, Elec Rev
   4.50%, 10/01/12                                       2,395         2,478,131
Saint Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj.)
   5.75%, 11/15/21                                       1,750         1,903,965
St. Paul Minnesota Hsg & Redevt Auth Hosp Rev
   (Healtheast Proj.)
   5.15%, 11/15/20                                       2,770         2,897,475
                                                                  --------------
                                                                      14,045,607
                                                                  --------------
Missouri - 0.7%
Jackson Cnty Pub Bldg Corp., Leasehold
   Rev
   (Capital Impts Poj.)
   5.00%, 12/01/25                                       1,955         2,055,213
Kansas City Municipal Assistance Corp./MO
   FGIC
   5.00%, 4/15/13                                        7,215         7,731,811
Missouri State Highways & Transit
   Commission
   5.00%, 2/01/13                                       10,655        11,426,102
Missouri State Hsg Dev Commission,
   SFMR AMT
   GNMA/FNMA Ser B-2
   6.40%, 9/01/29                                          405           418,203
Saint Louis Arpt Rev
   (Arpt Dev Prog) Prerefunded
   MBIA Ser A
   5.625%, 7/01/18                                       3,550         3,841,100
St. Louis Airport Revenue
   Airport Development Program)
   MBIA Ser A
   5.625%, 7/01/19                                       1,345         1,455,290
                                                                  --------------
                                                                      26,927,719
                                                                  --------------

Nebraska - 0.3%
Nebraska Pub Pwr Dist  Rev
   MBIA General Ser B
   5.00%, 1/01/11                                       10,755        11,269,412
                                                                  --------------
Nevada - 2.6%
Clark Cnty
   AMBAC Ser A
   6.50%, 6/01/17                                        1,760         2,129,846
Clark Cnty
   (Spl Impt Dist No 142)
   5.30%, 8/01/11                                        1,605         1,654,675
Clark Cnty Impt Dist, Summerlin No. 151
   3.50%, 8/01/07                                          845           842,735
   3.95%, 8/01/09                                          470           464,665
   4.40%, 8/01/12                                          190           189,054
Clark Cnty Sch Dist
   FSA Ser C
   5.25%, 6/15/13                                        8,800         9,544,304
Clark Cnty Spl Impt Dist No. 142
   5.00%, 8/01/10                                        3,485         3,591,885
Clark County PCR
   (Southern California) AMT
   Ser C
   3.25%, 6/01/31 (a)                                    1,175         1,148,562
Clark County School District
   FGIC
   5.25%, 6/15/14                                        5,505         6,022,140
   FSA
   5.50%, 6/15/12                                       13,425        14,586,263
   MBIA
   5.00%, 6/15/13                                        5,595         5,988,832
County of Clark NV
   AMBAC
   5.00%, 11/01/15 - 11/01/16                           17,095        18,669,894
   FSA
   5.00%, 6/01/12 - 6/01/13                             21,020        22,360,722
Henderson Local Impt Dists No. T-14
   4.35%, 3/01/09                                        2,090         2,089,478
Henderson Local Impt Dists No. T-16
   4.75%, 3/01/13                                        1,000         1,011,830
Las Vegas Spl Impt Dist No. 607, Local
   Impt Bds
   4.30%, 6/01/08                                        1,665         1,665,849
   5.15%, 6/01/11                                        2,055         2,084,571
Las Vegas Spl Impt Dist No. 808,
   Summerlin Area, Local Impt Bds
   5.50%, 6/01/07                                        1,005         1,011,874
Washoe Cnty Sch Dist
   FSA
   5.00%, 8/01/07                                        5,775         5,821,085
Washoe Cnty Sch Dist  Prerefunded
   FGIC
   5.25%, 6/01/14                                        1,555         1,602,723
                                                                  --------------

                                                                     102,480,987
                                                                  --------------
New Hampshire - 0.4%
Manchester Hsg & Redev Auth
   ACA Ser A
   6.75%, 1/01/13 - 1/01/15                              6,155         6,648,924
New Hampshire Hlth & Ed Facs Auth
   AMBAC
   5.375%, 7/01/20                                       7,090         7,667,126
                                                                  --------------
                                                                      14,316,050
                                                                  --------------
New Jersey - 6.6%
City of Bayonne NJ
   5.00%, 10/26/07                                       6,512         6,558,307
Garden State Preservation Trust
   (Open Space & Farmland)
   FSA Ser 05A
   5.80%, 11/01/17                                       2,325         2,678,284
Jersey City
   Ser A
   6.00%, 10/01/07                                       2,620         2,666,007
New Jersey Eco Dev Auth
   MBIA Ser 1A
   5.00%, 7/01/11                                       11,795        12,424,145
New Jersey Eco Dev Auth  Rev,
   (Cigarette Tax)
   FGIC
   5.00%, 6/15/10                                       12,500        13,025,250
   FSA
   5.00%, 6/15/09                                        2,505         2,581,077
New Jersey Eco Dev Auth Rev
   (Cigarette Tax)
   FGIC
   5.00%, 6/15/09                                        3,655         3,766,002
   FGIC Ser 4
   5.00%, 6/15/11                                        4,665         4,911,499
   FSA Ser 4
   5.00%, 6/15/10                                        3,615         3,766,902
New Jersey Eco Dev Auth, Market
Transition Facs Rev, Senior Lien
   MBIA Ser A
   5.00%, 7/01/09                                        3,790         3,912,607
New Jersey Eco Dev Auth, Rev,
   Prerefunded Sch Facs Constr
   MBIA Ser C
   5.00%, 6/15/15                                        4,275         4,559,843
New Jersey Eco Dev Auth, Rev, Sch Facs
   Constr
   MBIA Ser C
   5.00%, 6/15/09                                        3,055         3,148,483
   MBIA Ser G
   5.00%, 9/01/13                                       20,445        21,962,428
New Jersey Eco Dev Auth, Rev, Sch Facs
   Constr Prerefunded ETM

   MBIA Ser C
   5.00%, 6/15/09                                          245           252,904
New Jersey Economic Development
   Authority
   MBIA
   5.00%, 9/01/15                                        3,645         3,913,309
New Jersey Environmental Infra Trust
   (WasteWtr Treatment)
   AMBAC
   5.00%, 3/01/08                                        1,000         1,016,040
New Jersey Healthcare Facs Fin Auth
   Rev
   (Jersey City Med Ctr)
   AMBAC FHA
   4.80%, 8/01/21                                          555           558,746
New Jersey St Edl Facs Auth Rev
   AMBAC Ser 02A
   5.25%, 9/01/21                                        4,505         4,872,653
New Jersey State
   5.50%, 2/01/10                                        1,110         1,168,197
New Jersey State COP, Equipment Lease
   Purchase
   Ser A
   5.00%, 6/15/07 (e)                                    9,135         9,189,262
New Jersey State Transp Trust Fund Auth
   AMBAC Ser C
   5.25%, 12/15/08                                      11,960        12,329,923
   FSA Ser C
   5.50%, 12/15/11                                       6,550         7,072,297
New Jersey State Transp Trust Fund Auth
   (Transp Sys)
   FSA Ser C
   5.50%, 12/15/10                                       6,090         6,491,331
   MBIA Ser A
   5.25%, 12/15/12                                      10,175        10,987,270
   Ser C
   5.50%, 6/15/21                                        3,275         3,616,255
New Jersey State Transp Trust Fund
   Auth,
   (Transp Sys)
   MBIA Ser B
   5.00%, 12/15/21                                       3,000         3,184,530
New Jersey State Turnpike Auth, Rev
   AMBAC Ser A
   3.15%, 1/01/35 (a)                                    5,095         5,012,053
   MBIA Ser A
   5.50%, 1/01/09                                        1,210         1,252,858
New Jersey State Turnpike Auth, Rev,
   Unrefunded Balance
   MBIA Ser A
   6.00%, 1/01/11                                       14,175        15,401,846
New Jersey State, Ref
   AMBAC Ser N
   5.25%, 7/15/11                                        6,000         6,402,660

New Jersey Transp Trust Fund Auth
   AMBAC Ser A
   5.50%, 12/15/13                                       7,325         8,093,026
   FGIC
   5.00%, 6/15/13 - 6/15/14                             11,520        12,378,397
   MBIA
   5.25%, 12/15/14                                      17,640        19,392,710
New Jersey Transp Trust Fund Auth,
   Transp Sys
   FGIC Ser B
   5.25%, 12/15/13                                       5,000         5,448,500
   FSA Ser C
   5.75%, 12/15/12                                       5,000         5,531,350
   MBIA Ser A
   5.25%, 12/15/11 - 12/15/13                           26,240        28,435,906
   MBIA Ser B
   5.25%, 12/15/13                                       6,380         6,952,286
                                                                  --------------
                                                                     264,915,143
                                                                  --------------
New York - 9.2%
City of New York NY
   5.00%, 8/01/12                                        2,020         2,144,856
Long Island Power Authority
   5.75%, 12/01/24                                       4,625         4,806,115
Long Island Pwr Auth, Elec Sys Rev
   Ser A
   5.00%, 6/01/07 - 6/01/08                             13,115        13,260,730
MTA, Commuter Facs Rev  ETM
   FGIC Ser C-2
   6.00%, 7/01/07                                        2,030         2,054,015
MTA, Dedicated Tax Fund  Prerefunded
   FGIC Ser A
   5.00%, 4/01/23                                        2,835         3,101,320
New York City
   FGIC Ser D
   6.00%, 8/01/08                                        2,095         2,172,557
   Ser 4B
   5.00%, 8/01/10                                       14,270        14,866,058
   Ser B
   5.25%, 8/01/09                                        8,500         8,816,285
   Ser D
   5.00%, 8/01/09                                        7,755         7,996,413
   Ser G
   5.00%, 8/01/11                                        7,360         7,743,235
   Ser H
   5.00%, 8/01/11                                        3,395         3,571,778
   Ser I
   5.875%, 3/15/13                                         100           101,178
New York City GO
   Ser 4G
   5.00%, 8/01/12                                       20,875        22,165,284
   Ser I
   5.00%, 8/01/10                                        4,520         4,708,800

New York City TFA
   MBIA Ser E
   5.25%, 2/01/21                                        2,760         2,964,350
   Ser B
   5.25%, 2/01/29 (a)                                    1,140         1,201,389
New York City TFA, Futrue Tax Secured
   MBIA Ser D
   5.25%, 2/01/20                                        2,360         2,538,699
New York City TFA, Future Tax
   Ser C
   5.00%, 2/15/10                                        7,890         8,198,183
New York City TFA, Future Tax Secured
   MBIA Ser E
   5.25%, 2/01/22                                        4,685         5,029,254
   Ser B
   5.00%, 8/01/11                                        4,900         5,174,155
   Ser E
   5.00%, 2/01/10                                        3,775         3,920,753
   SubSer D-1
   5.00%, 11/01/08                                      20,570        21,073,348
New York State Dorm Auth  Rev, Mental
   Hlth Facs Impt
   FSA Ser B
   5.00%, 2/15/10                                        2,160         2,239,207
New York State Dorm Auth
   (City Univ)
   Ser A
   5.75%, 7/01/13                                        1,280         1,386,790
New York State Dorm Auth City Univ
   Ser A
   5.75%, 7/01/07                                        1,000         1,010,920
New York State Dorm Auth, Sch Dist Rev
   Fin
   MBIA Ser E
   5.50%, 10/01/08                                       3,820         3,945,143
New York State Dormitory Auth
   (Mental Hlth Svcs Facs)
   FSA Ser 1
   5.125%, 1/15/13                                       2,085         2,165,252
New York State Dormitory Auth
   (Mental Hlth Svcs Facs) Unrefunded
   MBIA Ser D
   5.25%, 2/15/13                                        1,195         1,235,738
New York State Dormitory Auth
   (NY University)
   MBIA Ser A
   6.00%, 7/01/18                                        2,865         3,423,847
New York State Thruway Auth
   FGIC
   5.00%, 4/01/13                                        6,760         7,249,289
   FSA
   5.00%, 4/01/15                                       10,160        11,052,658

   MBIA
   5.25%, 4/01/11                                       15,310        16,276,061
New York State Thruway Auth
   (Pers Inc Tax)
   FSA Ser A
   5.00%, 3/15/18                                        7,860         8,461,211
New York State Thruway Auth Hwy &
   Brdg Tr Fd
   FSA Ser 5B
   5.00%, 4/01/14                                       28,340        30,622,787
New York State Thruway Authority
   FGIC
   5.00%, 4/01/16                                       44,040        47,902,748
New York State Twy Auth, Hwy & Brdg
   Trust Fund
   FSA Second General Ser B
   5.00%, 4/01/08 - 4/01/10                             18,825        19,440,875
   MBIA Ser A
   5.00%, 4/01/09 - 4/01/21                             18,425        19,119,518
New York State Twy Auth, Svc Contract
   Rev, Local Hwy & Brdg
   Ser A
   5.00%, 3/15/08                                        7,570         7,689,152
New York State Urb Dev Corp.,
   Correctional & Youth Facs, Svc Contract
   Rev
   Ser A
   5.00%, 1/01/27                                        3,020         3,093,537
Tobacco Settlement Fin Corp
   Ser A-1
   5.00%, 6/01/11                                        1,740         1,741,914
   Ser C-1
   5.50%, 6/01/14                                       16,540        17,223,267
Tobacco Settlement Fin Corp
   (Tobacco Asset-Backed Bds)
   Ser A-1
   5.00%, 6/01/08                                        7,240         7,366,772
   5.25%, 6/01/12                                        8,650         8,656,401
                                                                  --------------
                                                                     368,911,842
                                                                  --------------
North Carolina - 2.6%
Charlotte, COP
   (Equipment Acquisition Proj.)
   Ser B
   5.00%, 3/01/09                                        5,000         5,135,500
North Carolina Eastern Mun Pwr Agy, Pwr
   Sys Rev
   ACA Ser B
   6.125%, 1/01/09                                       2,105         2,193,094
   Ser B
   5.70%, 1/01/17                                        1,880         1,985,017
   6.125%, 1/01/09                                       3,910         4,073,634
   Ser D
   6.45%, 1/01/14                                          630           680,003

North Carolina Eastern Mun Pwr Agy, Pwr
   Sys Rev  Prerefunded
   Ser A
   6.00%, 1/01/26                                        1,720         2,124,957
North Carolina Eastern Mun Pwr Agy, Pwr
   Sys Rev, Ref
   Ser A
   5.50%, 1/01/11                                        3,675         3,872,347
   Ser C
   5.25%, 1/01/11                                        2,765         2,888,236
North Carolina Infra Fin Corp., COP, Capital
   Impt
   Ser A
   5.00%, 2/01/13                                        4,295         4,581,734
North Carolina Infrastructure Finance Corp. .
   FSA
   5.00%, 2/01/13 - 2/01/15                             22,295        23,974,463
North Carolina Mun Pwr Agy No. 1,
   Catawba Elec Rev
   Ser A
   5.50%, 1/01/12 - 1/01/13                             13,680        14,613,312
North Carolina Mun Pwr Agy No. 1,
   Catawba Elec Rev  ETM
   5.50%, 1/01/13                                        4,170         4,490,048
North Carolina State, Pub Impt
   Ser A
   5.25%, 3/01/13                                        5,000         5,448,950
   5.50%, 3/01/11                                       18,510        19,870,855
   Ser B
   5.00%, 4/01/13                                        6,635         7,142,113
                                                                  --------------
                                                                     103,074,263
                                                                  --------------
Ohio - 2.1%
City of Cincinnati OH
   5.00%, 12/01/15                                       5,780         6,299,853
Cuyahoga Cnty, Hosp Facs Rev
   (Canton Inc Proj.)
   6.75%, 1/01/10                                        1,335         1,380,243
Hamilton Cnty, Sales Tax Sub
   AMBAC Ser B
   5.75%, 12/01/12 - 12/01/13                            6,455         6,937,059
Hilliard Sch Dist, Ref, Sch Constr
   MBIA
   5.00%, 12/01/25                                       2,810         3,010,044
Montgomery Cnty, Hosp Rev, Grandview
   Hosp & Med Ctr
   5.60%, 12/01/11                                       1,000         1,053,030
Montgomery Cnty, Hosp Rev, Grandview
   Hosp & Med Ctr.  ETM
   5.40%, 12/01/09                                       1,145         1,199,456
Montgomery Cnty, Hosp Rev, Grandview
   Hosp & Med Ctr. Prerefunded

   5.50%, 12/01/10                                       2,100         2,205,609
Ohio State Bldg Auth, State Facs
   Administration Bldg Fund
   (Ref Proj B)
   FSA
   5.25%, 10/01/08                                       5,430         5,578,728
Ohio State Bldg Auth, Workers
   Compensation Facs
   FGIC Ser A
   5.00%, 4/01/11 - 4/01/12                              8,265         8,769,723
Ohio State Building Authority
   5.00%, 4/01/12                                        5,000         5,304,400
Ohio State Wtr Dev Auth, PCR
   5.25%, 12/01/17                                       6,850         7,386,766
Ohio State Wtr Dev Auth, PCR, Water
   Quality Loan Fund
   5.00%, 6/01/13                                        5,760         6,190,330
Ohio State, Common Schs
   Ser B
   5.00%, 9/15/11                                        1,785         1,888,066
Ohio State, Hgr Ed Capital Facs
   AMBAC Ser II-A
   5.00%, 8/01/11                                       16,500        17,416,080
Port Auth Columbiana Cnty  SWFR
   (Liberty Waste Trans LLC Proj) AMT
   Ser A
   7.00%, 8/01/21                                        4,735         4,811,991
State of Ohio
   5.00%, 5/01/14                                        5,000         5,403,500
                                                                  --------------
                                                                      84,834,878
                                                                  --------------
Oklahoma - 1.9%
McGee Creek Auth Wtr Rev
   MBIA
   6.00%, 1/01/23                                        3,980         4,697,077
Oklahoma City Arpt Trust, Junior Lien-27th
   Ser
   FSA Ser B
   5.50%, 7/01/07                                        1,065         1,074,351
Oklahoma Dev Fin Auth, Rev, Hillcrest
   Healthcare Sys  ETM
   Ser A
   5.00%, 8/15/09                                        1,000         1,031,810
Oklahoma Dev Fin Auth, Rev, Hillcrest
   Healthcare Sys  Prerefunded
   Ser A
   5.75%, 8/15/13                                        2,240         2,373,078
Oklahoma Hsg Fin Agy, Single-Family
   Redev, Mortgage Homeownership Loan
   AMT
   Ser B-2
   6.55%, 3/01/29                                          175           179,617

Tulsa County Ind Auth
   (Capital Impts Rev)
   FSA Ser B
   5.00%, 5/15/10 - 5/15/12                             51,315        54,009,925
   Ser B
   5.00%, 5/15/09                                       10,900        11,204,982
                                                                  --------------
                                                                      74,570,840
                                                                  --------------
Oregon - 0.7%
City of Portland OR
   MBIA
   5.00%, 6/15/13                                        5,090         5,463,352
Clackamas & Washington Cnty, Sch Dist
   No. 003
   FGIC Ser B
   5.00%, 6/15/12                                        5,190         5,525,274
Deschutes Cnty, Administrative Sch Dist
   No. 1, Ref
   FSA
   5.00%, 12/15/11                                       3,410         3,613,406
Emerald Peoples Util Dist
   FGIC
   7.35%, 11/01/08                                       1,265         1,347,516
Oregon State Department of
   Administrative Services
   MBIA
   5.25%, 5/01/14                                        1,775         1,908,551
Tri-County Metropolitan Transportation
   District
   MBIA
   4.00%, 5/01/14                                        4,500         4,520,655
   5.00%, 5/01/12                                        1,000         1,063,250
Washington County Sch Dist No. 48
   (J Beaverton Ref)
   FSA
   5.00%, 6/01/13                                        4,600         4,935,524
                                                                  --------------
                                                                      28,377,528
                                                                  --------------
Pennsylvania - 4.6%
Allegheny Cnty
   MBIA Ser C-54
   5.375%, 11/01/18                                      3,400         3,706,952
Allegheny Cnty Arpt Rev
   (Pittsburgh In'l Arpt) AMT
   MBIA Ser A-1
   5.75%, 1/01/09                                        4,310         4,470,591
Allegheny Cnty Arpt Rev AMT
   MBIA Ser 97
   5.75%, 1/01/10                                        1,400         1,471,260
Allegheny Cnty Hosp Dev Auth Rev
   (West Pennsylvania Hlth Sys)
   Ser B
   9.25%, 11/15/22                                       3,020         3,587,337

Allegheny Cnty Redev Auth Rev
   (Pittsburgh Mills Proj)
   5.10%, 7/01/14                                          625           643,181
Beaver Cnty IDA PCR
   (Cleveland Electric Proj)
   Ser 98
   3.75%, 10/01/30 (a)                                  13,150        13,101,213
Chester Cnty Hlth & Ed Facs Auth Hosp
   Rev
   (Chester Cnty Hosp)
   Ser A
   6.75%, 7/01/21                                        1,320         1,441,374
Commonwealth of Pennsylvania
   5.00%, 3/01/16                                       18,870        20,591,510
   MBIA
   5.25%, 2/01/14                                       10,885        11,933,552
Delaware Valley Regional Fin Auth
   AMBAC Ser A
   6.84%, 7/01/27 (a)                                   15,270        15,022,321
Pennsylvania State
   5.25%, 7/01/14                                       13,440        14,746,099
   FGIC
   5.00%, 10/01/12 - 7/01/13                            12,820        13,765,084
   5.50%, 2/01/14                                        5,310         5,903,499
   FGIC Second Ser
   5.00%, 7/01/12                                       14,700        15,686,958
   MBIA
   5.00%, 9/01/11 - 9/01/12                             13,400        14,248,211
   MBIA Third Series
   5.00%, 2/01/15                                        5,145         5,557,835
   Second Ser
   5.50%, 6/01/10                                        4,635         4,904,247
   Third Ser
   5.25%, 7/01/11                                       11,075        11,788,784
Pennsylvania State Public School Building
   Authority
   5.00%, 6/01/14                                        5,115         5,511,361
Pennsylvania State Ref & Projs
   MBIA First Ser
   5.25%, 2/01/11                                        1,085         1,150,990
Philadelphia Arpt Rev  AMT
   FGIC Ser B
   6.00%, 6/15/07                                        1,200         1,212,132
Philadelphia Parking Auth, Rev
   FSA
   5.50%, 9/01/11                                        1,915         2,020,765
Westmoreland Cnty Mun Auth  Mun Svc
   Rev
   FGIC
   5.00%, 8/15/08 - 8/15/09                             12,540        12,861,410
                                                                  --------------
                                                                     185,326,666
                                                                  --------------
Puerto Rico - 1.9%

Commonwealth of Puerto Rico
   FSA Ser C
   5.00%, 7/01/21 (a)                                   20,710        21,151,537
Government Development Bank for Puerto
   Rico
   5.00%, 12/01/07 - 12/01/08                           28,560        29,048,792
University of Puerto Rico
   5.00%, 6/01/12 - 6/01/15                             26,540        28,228,139
                                                                  --------------
                                                                      78,428,468
                                                                  --------------
Rhode Island - 0.4%
Providence Pub Bldg Auth
   FSA Ser A
   5.10%, 12/15/09                                       1,000         1,020,960
Rhode Island Depositors Eco Protection
   Corp. ETM
   FSA Ser A
   5.50%, 8/01/20                                        1,500         1,696,620
   5.75%, 8/01/19                                        4,940         5,745,517
   Ser A
   6.375%, 8/01/22                                       5,780         7,375,222
                                                                  --------------
                                                                      15,838,319
                                                                  --------------
South Carolina - 1.3%
Greenville County School District
   5.00%, 12/01/10 - 12/01/15                           22,600        24,135,577
Horry Cnty Sch Dist
   SCSDE Ser A
   5.375%, 3/01/18                                       5,285         5,689,250
Lancaster Cnty Assmt Rev
   (Edenmoor Impt Dist)
   Ser B
   5.375%, 12/01/16                                      4,290         4,408,318
Newberry Investing in Children Ed
   Newberry Cnty
   (Sch Dist Proj)
   5.25%, 12/01/23 - 12/01/25                            2,315         2,419,168
Orangeburg Cnty Projs Corp., Capital Projs
   Sales & Use Tax Rev
   MBIA
   4.75%, 10/01/07                                       2,635         2,657,819
Richland Cnty Env Impt Rev
   (Int'l Paper Co. Proj)
   Ser A
   4.25%, 10/01/07                                       1,210         1,211,863
Richland Cnty Sch Dist No. 1
   FSA
   4.75%, 3/01/10                                        2,405         2,483,139
South Carolina Pub Ser Auth Rev
   MBIA Ser B
   5.00%, 1/01/11 - 1/01/12                              7,245         7,659,534
                                                                  --------------
                                                                      50,664,668
                                                                  --------------
Tennessee - 0.3%

Chattanooga Hlth Ed & Hsg Fac Bd
   (Catholic Health)
   Ser A
   5.375%, 12/01/11                                      3,215         3,324,503
Memphis-Shelby Cnty Arpt Auth  AMT
   MBIA Ser A
   6.25%, 2/15/10                                        1,000         1,068,840
Memphis-Shelby Cnty Arpt Auth  Rev
   AMBAC Ser D
   6.25%, 3/01/18                                        3,000         3,203,490
Memphis-Shelby Cnty Arpt Auth  Rev  AMT
   MBIA Ser A
   6.00%, 2/15/08                                        1,000         1,024,720
Shelby Cnty, Pub Impt
   Ser A
   5.625%, 4/01/14                                       2,400         2,542,032
                                                                  --------------
                                                                      11,163,585
                                                                  --------------
Texas - 8.9%
Arlington Ind Sch Dist
   PSF-GTD
   5.00%, 2/15/14                                        3,100         3,335,848
Arlington Independent School District
   PSF-GTD
   5.00%, 2/15/21                                        3,000         3,083,911
Austin, Pub Impt
   5.75%, 9/01/10                                        1,170         1,231,343
Bell Cnty Hlth Fac Dev Corp.
   (Lutheran General Healthcare Sys)  ETM
   6.50%, 7/01/19                                        1,000         1,224,570
Bell Cnty, Ltd.  Tax Notes
   FSA
   5.00%, 2/15/11                                       15,465        16,267,324
Brownsville  Util Sys Rev
   AMBAC
   6.25%, 9/01/11                                        1,275         1,416,908
Brownsville, Util Sys Rev
   AMBAC
   6.25%, 9/01/10                                        1,500         1,633,950
Carrollton, Ref & Impt
   5.00%, 8/15/07                                        3,205         3,232,082
City of Dallas TX
   5.00%, 2/15/12 - 2/15/13                             13,755        14,611,252
City of Houston TX
   FSA
   5.00%, 12/01/30                                       1,610         1,720,993
   MBIA
   5.25%, 3/01/14                                        9,900        10,811,196
City of San Antonio TX
   5.25%, 2/01/14                                        4,205         4,588,202
   5.375%, 2/01/13                                       5,000         5,443,250
   FGIC

   5.25%, 8/01/12                                        5,000         5,379,200
Cypress-Fairbanks ISD
   PSF-GTD
   5.25%, 2/15/16                                        3,370         3,431,165
Cypress-Fairbanks ISD, Ref & Sch House
   ETM
   PSF-GTD
   5.75%, 2/15/08                                        1,435         1,468,809
Cypress-Fairbanks ISD, Ref & Sch House
   Unrefunded Portion
   PSF-GTD
   5.75%, 2/15/08                                        3,885         3,973,928
Dallas Cnty Cmnty College Dist
   (Maintenance Tax Notes)
   5.00%, 2/15/09                                        3,355         3,446,222
Dallas Cnty Util & Reclamation Dist
   MBIA
   5.00%, 2/15/10                                        4,630         4,802,560
Dallas ISD, Ref Delayed Delivery
   PSF-GTD
   5.25%, 8/15/08                                        3,885         3,982,630
Dallas, Wtrwrks & Swr Sys  Rev
   5.00%, 10/01/13                                       3,620         3,747,171
El Paso  Ref
   FGIC
   5.00%, 8/15/12                                        5,710         6,082,977
Garland ISD, Ref
   PSF-GTD Ser A
   4.00%, 2/15/08                                        2,000         2,007,940
Harris Cnty
   5.375%, 10/01/18                                        920           983,922
Harris Cnty  Prerefunded
   5.375%, 10/01/18                                      1,475         1,586,112
Harris Cnty  Ref
   (Toll Road) Senior Lien
   FSA
   5.375%, 8/15/23                                       2,770         2,971,213
Harris Cnty
   (Toll Road)
   5.125%, 8/15/17                                       1,000         1,009,320
Harris Cnty
   (Toll Road) Senior Lien
   MBIA
   5.00%, 8/15/24                                        2,000         2,013,020
Harris Cnty Flood Control Dist  Ref
   5.25%, 10/01/23                                       5,255         5,677,397
   Ser A
   5.25%, 10/01/20                                       1,920         2,084,966
Harris Cnty Flood Ctl Dist  Ref
   5.25%, 10/01/22                                       4,795         5,190,348
Harris County  Ref, Permanent Impt

   Ser A
   5.25%, 10/01/24                                      14,000        15,106,000
Houston  Ref, Pub Impt
   FSA Ser B
   5.50%, 3/01/10                                        5,000         5,270,250
Houston, Hotel Occupancy Tax & Spl
   Rev, Ref
   (Conventions & Entertainment)
   AMBAC Ser A
   5.50%, 9/01/10                                        3,000         3,183,030
Houston, Ref Pub Impt
   FSA Ser B
   5.50%, 3/01/09                                        6,615         6,866,436
   MBIA Ser A
   5.00%, 3/01/09                                       13,100        13,463,263
Houston, Wtr & Swr Sys Rev, Ref, Junior
   Lien Forward  Prerefunded
   AMBAC
   5.75%, 12/01/17                                       2,000         2,216,860
   AMBAC Ser B
   5.75%, 12/01/16                                       3,000         3,325,290
Katy Dev Auth
   (Metro Contract)
   Ser A
   5.75%, 6/01/09                                        6,220         6,339,984
Killeen ISD  Ref
   PSF-GTD
   5.25%, 2/15/20                                        2,270         2,424,837
Lamar Consolidated ISD
   (Schhouse)
   PSF-GTD
   5.00%, 2/15/12                                        3,700         3,923,850
Lower Colorado River Auth  Rev
   AMBAC
   5.00%, 5/15/08                                        2,920         2,973,407
Lower Colorado River Authority
   FSA
   5.875%, 5/15/16                                      10,785        11,387,040
Magnolia ISD
          PSF-GTD
   5.00%, 8/15/16                                        1,800         1,855,458
Northeast Hosp Auth Rev
   (Northeast Med Ctr Hosp)
   FSA
   5.75%, 5/15/07                                        1,715         1,727,760
Port of Port Arthur Navigation Dist
   AMBAC
   6.00%, 3/01/08                                        1,875         1,924,200
Red River Education Finance Revenue
   (Parish Day School Proj.)

   Ser 1A
   3.10%, 12/01/31 (a)                                   2,330         2,319,165
Retama Dev Corp Spl Facs Rev
   (Retama Racetrack) ETM
   8.75%, 12/15/13 - 12/15/15                            7,030         8,710,609
San Antonio  Hotel Occupancy Rev
   (Sub Lien)
   AMBAC Ser B
   5.00%, 8/15/34 (a)                                   18,495        18,864,715
San Antonio Elec & Gas Rev
   Ser 01
   5.25%, 2/01/09                                        4,130         4,259,930
San Antonio Wtr Sys Rev
   FSA
   5.50%, 5/15/18                                        4,000         4,359,400
San Antonio, Elec & Gas, Pwr Sys  Rev
   5.25%, 2/01/08                                        1,000         1,017,220
   5.375%, 2/01/20                                       2,500         2,693,275
San Antonio, Elec & Gas, Ref Sys
   5.50%, 2/01/10                                        1,115         1,173,125
Seguin ISD
   PSF-GTD
   5.00%, 4/01/23                                        3,455         3,514,288
Tarrant Cnty Hlth Facs Dev Corp
   (Harris Mthodist Hlth Sys) ETM
   AMBAC Ser A
   5.125%, 9/01/12                                       2,755         2,867,762
Texas A & M University Rev
   (Fin Sys)
   Ser B
   5.00%, 5/15/12                                        1,260         1,337,717
Texas Mun Pwr Agy Rev
   MBIA
   5.25%, 9/01/09                                        1,530         1,589,838
Texas Public Finance Authority
   AMBAC
   5.00%, 2/01/15                                        5,000         5,384,750
Texas State
   5.25%, 8/01/21                                        2,875         2,989,137
   Ser B
   5.125%, 10/01/09                                     14,855        15,355,019
Texas State Transportation Commission
   5.00%, 4/01/12 - 4/01/14                             22,645        24,154,366
   5.25%, 4/01/14                                       10,185        11,125,177
Texas State University Systems
   FSA
   5.25%, 3/15/13                                        5,215         5,580,989
Texas State Wtr Dev Bd Rev
   (Sr Lien)
   Ser A
   5.50%, 7/15/10                                        2,230         2,231,896
Trinity River Auth Regional WasteWtr Sys
   Rev

   MBIA
   5.25%, 8/01/08                                        3,295         3,378,462
University of Texas
   5.00%, 8/15/14                                       11,285        12,188,139
University of Texas Univ Rev Prerefunded
   Ser B
   5.375%, 8/15/19                                       1,230         1,317,674
Waco ISD  Ref
   PSF-GTD
   5.25%, 2/15/07                                        1,965         1,968,242
Williamson Cnty
   (Ltd Tax Notes)
   FSA Ser B
   5.00%, 2/15/07                                        1,000         1,001,390
Williamson County TX
   MBIA
   5.00%, 2/15/14                                        5,000         5,380,400
                                                                  --------------
                                                                     355,190,079
                                                                  --------------
Utah - 0.1%
Intermountain Pwr Agy, Pwr Supply Rev
   ETM
   AMBAC Ser A
   6.50%, 7/01/08                                        1,265         1,318,371
Intermountain Pwr Agy, Pwr Suppy Rev
   AMBAC Ser A
   6.50%, 7/01/08                                          735           765,686
Intermountain Pwr Agy, Pwr Suppy Rev
   Ref
   AMBAC
   5.00%, 7/01/10                                        1,505         1,568,526
                                                                  --------------
                                                                       3,652,583
                                                                  --------------
Vermont - 0.0%
Vermont Edl & Hlth Bldgs Fin Agy Rev
   (Norwich Univ Proj)
   5.50%, 7/01/18                                        1,165         1,206,707
                                                                  --------------
Virginia - 2.7%
Broad Street CDA
   7.125%, 6/01/15                                       3,510         3,863,141
Celebrate North CDD Spl Assmt Rev
   (Acelebrate North Proj)
   Ser B
   6.25%, 3/01/18                                        3,561         3,802,756
Chesapeake Ind Dev Auth Rev
   (Poll Ctl Proj.)
   5.25%, 2/01/08                                        3,600         3,604,176
City of Norfolk VA
   MBIA
   5.00%, 3/01/14                                        3,065         3,315,411
County of Arlington VA

   5.00%, 1/15/13                                        4,750         5,104,873
County of Fairfax VA
   5.00%, 6/01/13                                        5,330         5,747,179
Fairfax Cnty, Ref & Pub Impt
   Ser A
   5.00%, 10/01/12                                       6,690         7,175,159
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Sr
   Ser 98B
   Zero Coupon, 8/15/15                                  4,000         2,593,960
Richmond
   FSA
   5.50%, 1/15/12                                        4,000         4,317,360
Virginia College Bldg Auth
   (21st Century College & Equipment)
   5.00%, 2/01/10                                        4,445         4,620,533
Virginia College Bldg Auth
  (21st Century College Proj.)
   Ser B
   5.00%, 2/01/11                                        6,600         6,939,438
Virginia College Bldg Auth Ed Facs Rev
   Prerefunded
   Ser A
   5.75%, 9/01/13                                        1,585         1,696,822
Virginia Commonwealth Brd og Transp
   Rev, Ref U.S. Route 58 Corr Dev
   Ser B
   5.25%, 5/15/11                                        5,620         5,984,120
Virginia Polytechnic Institute & State
   University Rev  Unrefunded Balance
   Ser A
   5.25%, 6/01/08                                           75            76,244
Virginia Pub Bldg Auth
   5.00%, 8/01/12                                        8,300         8,860,416
Virginia Pub Sch Auth
   5.00%, 8/01/14                                        5,040         5,465,779
Virginia Pub Sch Auth
   (Facs Rev Ref)
   Ser D
   5.00%, 8/01/11                                        2,375         2,510,945
Virginia Pub Sch Auth
   (Sch Fin 1997)
   Ser B
   5.50%, 8/01/10                                        6,200         6,585,268
Virginia Public Building Authority
   5.00%, 8/01/12 - 8/01/14                             25,030        26,885,489
                                                                  --------------
                                                                     109,149,069
                                                                  --------------
Washington - 4.9%
City of Seattle WA
   FSA
   5.00%, 8/01/13                                        9,815        10,517,852
Clark Cnty Pub Util Dist No 1, Elec Rev

   AMBAC
   5.25%, 1/01/09                                        5,000         5,150,400
   5.50%, 1/01/08                                        2,270         2,310,973
Cowlitz Cnty Spl Swr  Rev, CSOB
   WasteWtr Treatment
   FGIC
   5.50%, 11/01/19                                       1,435         1,653,909
Douglas Cnty Sch Dist No 206
   (Eastmont)
   FGIC
   5.75%, 12/01/14                                       1,150         1,239,700
Energy Northwest
   5.00%, 7/01/12 - 7/01/14                             11,065        11,845,649
   AMBAC
   5.25%, 7/01/11                                        1,815         1,929,197
   MBIA
   5.50%, 7/01/12                                        1,855         2,016,682
   XLCA
   5.50%, 7/01/10                                        1,795         1,898,683
Energy Northwest, Elec Rev,
   (Ref Proj.)
   MBIA Ser A
   5.75%, 7/01/17                                        7,000         7,659,960
Energy Northwest, Elec Rev, Ref
   (Columbia Generating)
   MBIA Ser A
   5.75%, 7/01/18                                        2,455         2,683,904
Seattle  Ref
   5.00%, 1/01/10                                        2,285         2,369,705
Seattle Mun Light & Pwr Rev
   5.625%, 12/01/12 - 12/01/16                           6,590         7,036,335
   FSA
   5.00%, 8/01/23                                        5,680         5,998,478
   FSA Ser 01
   5.50%, 3/01/09                                        6,075         6,303,359
Snohomish Cnty Sch Dist No 016 Arlington
   Prerefunded
   FGIC
   6.50%, 12/01/15                                       1,685         1,858,370
State of Washington
   5.00%, 7/01/13                                        5,000         5,310,150
   AMBAC
   5.00%, 1/01/14 (f)                                    5,045         5,432,910
   5.00%, 1/01/12 - 1/01/14                             56,740        60,645,371
   FSA
   5.00%, 1/01/14 - 7/01/15                             19,465        21,063,766
Tacoma Elec Sys  Rev
   FGIC Ser A
   5.00%, 1/01/08                                        3,125         3,166,313
   FSA Ser B
   5.50%, 1/01/10                                       10,910        11,461,282
Washington Health Care Facilities Authority

   FSA
   5.25%, 10/01/14                                       5,425         5,611,144
Washington State
   (Various Purpose)
   AMBAC
   5.00%, 7/01/13                                        3,185         3,418,206
Washington State Motor Vehicle Fuel Tax
   FSA Ser B
   5.00%, 7/01/13                                        5,785         6,208,578
Washington State Pub Pwr Sup Sys  Rev
   (Nuclear Proj. No. 3)
   Ser B
   5.60%, 7/01/07                                        3,500         3,533,285
                                                                  --------------
                                                                     198,324,161
                                                                  --------------
Wisconsin - 1.3%
State of Wisconsin
   FGIC
   5.00%, 5/01/15                                        4,175         4,541,899
   FSA
   5.25%, 7/01/14                                        2,920         3,195,794
   MBIA
   5.00%, 5/01/13 - 5/01/14                             24,365        26,293,668
   5.25%, 5/01/13                                        4,545         4,938,824
Wisconsin State
   FGIC Ser E
   5.00%, 5/01/13                                        1,715         1,839,612
   FSA Ser B
   5.25%, 5/01/17                                        2,000         2,117,820
Wisconsin State  Ref
   MBIA Ser 1
   5.50%, 5/01/10                                        5,205         5,503,663
Wisconsin State Transp Rev
   AMBAC Ser B
   5.00%, 7/01/13                                        4,270         4,572,487
                                                                  --------------
                                                                      53,003,767
                                                                  --------------
Total Long-Term Municipal Bonds
   (cost $3,831,752,306)                                           3,865,206,561
                                                                  --------------
Short-Term Municipal Notes - 2.7%
Alaska - 0.1%
Valdez Marine Term Rev
   (BP Pipelines, Inc. Proj)
   Ser 03C
   3.97%, 7/01/37 (a)(g)(h)                              3,350         3,350,000
                                                                  --------------
Delaware - 0.7%
Delaware Eco Dev Auth Frn Hosp
   3.93%, 12/01/15 (a)(g)(h)                            30,000        30,000,000
                                                                  --------------
Illinois - 0.1%
County of Will IL
   4.02%, 7/01/32 (a)(g)(h)                              1,700         1,700,000
Illinois Dev Fin Auth Rev
   AMBAC
   4.00%, 9/01/32 (a)(g)                                 1,945         1,945,000

Will Cnty Exempt Facs Rev
   (Amoco Chem Co Proj)
   4.02%, 7/01/31 (a)(g)(h)                              2,075         2,075,000
                                                                  --------------
                                                                       5,720,000
                                                                  --------------
Indiana - 0.1%
Whiting Ind Environmental Facs
   4.02%, 1/01/26 (a)(g)(h)                              2,400         2,400,000
                                                                  --------------
Iowa - 0.1%
Iowa Higher Ed Ln Auth Rev
   3.97%, 11/01/36 (a)(g)(h)                             5,000         5,000,000
                                                                  --------------
Louisiana - 0.5%
Louisiana Loc Govt Envir Fac Cmnty Dev
   Auth Rev
   (Shreveport Util Sys Proj)
   FSA
   3.95%, 10/01/26 (a)(g)(h)                            15,000        15,000,000
St Charles Parish LA
   4.02%, 10/01/22 (a)(g)(h)                             3,300         3,300,000
                                                                  --------------
                                                                      18,300,000
                                                                  --------------
Massachusetts - 0.1%
Massachusetts State Dev Fin Agy Rev
   (Harvard University)
   Ser B-1
   3.87%, 7/15/36 (a)(g)(h)                              3,800         3,800,000
                                                                  --------------
Nevada - 0.1%
Clark Cnty Indl Dev Rev
  (Nevada Cogeneration I Proj)
   3.99%, 11/01/20 (a)(g)(h)                             2,180         2,180,000
                                                                  --------------
New York - 0.3%
New York City
   3.90%, 2/15/16 (a)(g)(h)                             13,620        13,620,000
                                                                  --------------
Texas - 0.2%
Calhoun Cnty Tx Nav Indl Dev Auth Port
   Rev
   4.02%, 1/01/24 (a)(g)(h)                              1,400         1,400,000
Westside Calhoun
   (Adj BP Chemicals Inc Proj)
   4.02%, 4/01/31 (a)(g)(h)                              4,650         4,650,000
                                                                  --------------
                                                                       6,050,000
                                                                  --------------
Washington - 0.3%
Kings Cnty Washington Frn
   3.92%, 1/01/32 (a)(g)(h)                             12,125        12,125,000
Port Bellingham Ind Dev Corp. Env Facs
Ind Rev, West Coast Prods LLC PJ

   4.02%, 12/01/33 (a)(g)(h)                               875           875,000
                                                                  --------------
                                                                      13,000,000
                                                                  --------------
Wyoming - 0.1%
Lincoln County WY
   3.91%, 7/01/17 (a)(g)(h)                              4,000         4,000,000
                                                                  --------------
Total Short-Term Municipal Notes
   (cost $107,420,000)                                               107,420,000
                                                                  --------------

Total Investments - 99.1%
   (cost $3,939,172,306)                                           3,972,626,561
Other assets less liabilities - 0.9%                                  35,639,242
                                                                  --------------
Net Assets - 100.0%                                               $4,008,265,803
                                                                  --------------

INTEREST RATE SWAP TRANSACTIONS

                                                Rate Type
                                         ----------------------
                                          Payments     Payments
                Notional                  made by    received by    Unrealized
Swap             Amount    Termination      the          the       Appreciation/
Counterparty      (000)        Date      Portfolio    Portfolio    (Depreciation)
--------------------------------------------------------------------------------
Citigroup       $ 31,000      6/22/07        BMA        2.962%       $(167,662)
Citigroup         39,300     11/10/26      3.884%        BMA           191,514
Goldman
   Sachs          15,900      1/05/07        BMA        3.405%         (10,337)
JPMorgan
   Chase          30,000      4/05/07        BMA        2.988%        (107,859)
JPMorgan
   Chase        $ 17,500     10/01/07        BMA        3.635%       $    (511)
JPMorgan
   Chase         109,600     11/10/11        BMA        3.482%        (241,105)
Merrill Lynch     18,200      7/12/08        BMA        3.815%          88,030

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $25,902,624 or 0.6% of net assets.

(c)  When-Issued security.

(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.


(e) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(f) Floating Rate Security. Stated interest rate was in effect at December 31, 2006.

(g) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(h) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA     - American Capital Access Financial Guaranty
          Corporation
AMBAC   - American Bond Assurance Corporation
AMT     - Alternative Minimum Tax (subject to)
BMA     - Bond Market Association
CDA     - Community Development Administration

CDD     - Community Development District
CFD     - Community Facilities District
COP     - Certificate of Participation
CPI     - Consumer Price Index
CSOB    - Cowlitz Sewer Operation Board
ETM     - Escrow to Maturity
FGIC    - Financial Guaranty Insurance Company
FHA     - Federal Housing Administration
FNMA    - Federal National Mortgage Association
FSA     - Financial Security Assurance Inc.
GNMA    - Government National Mortgage Association
GO      - General Obligation
HFA     - Housing Finance Authority
IDA     - Industrial Development Authority/Agency
ISD     - Independent School District
MBIA    - Municipal Bond Investors Assurance
MFHR    - Multi-Family Housing Revenue
MTA     - Metropolitan Transportation Authority
PCR     - Pollution Control Revenue
PSF-GTD - (Texas) Permanent Schools Fund
Q-SBLF  - Qualified School Bond Loan Fund
SCSDE   - South Carolina State Department of Education
SFMR    - Single Family Mortgage Revenue
ST GTD  - State Guaranteed
SWDR    - Solid Waste Disposal Revenue
SWFR    - Solid Waste Facility Revenue
SWR     - Solid Waste Revenue
TFA     - Transitional Finan
XLCA    - XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.
California Municipal Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 99.1%
California - 84.4%
Anaheim Pub Fin Auth
   (Elec Sys Rev Dist Facs)
   MBIA
   5.00%, 10/01/18                                      $ 2,075   $    2,140,155
Anaheim Un High Sch Dist
   FSA Ser A
   5.375%, 8/01/19                                        5,035        5,498,572
Antelope Valley Un High Sch Dist
   MBIA Ser A
   5.375%, 8/01/19                                        1,000        1,095,510
Antioch Pub Fin Auth
   (Mun Facs Proj)
   MBIA Ser B
   5.50%, 1/01/16                                         2,380        2,548,552
Azusa Uni Sch Dist
   FSA
   5.00%, 7/01/24                                         2,320        2,438,042
Bay Area Infrastructure Fin Auth
   FGIC
   5.00%, 8/01/17                                        16,685       17,742,328
Bay Area Toll Auth Toll Bridge Rev
   (San Francisco Bay Area)
   Ser F
   5.00%, 4/01/12                                         2,910        3,101,449
California Dept of Transp
   (Fed Hwy Grant Antic Bds)
   FGIC Ser A
   5.00%, 2/01/12 - 2/01/14                              33,375       35,901,478
California Econ Rec Bds
   FGIC Ser A
   5.25%, 1/01/11                                        12,255       13,005,251
   MBIA Ser A
   5.00%, 7/01/10 (a)                                    11,620       12,153,126
   5.00%, 7/01/11 - 7/01/12                               9,890       10,529,179
   Ser A
   5.00%, 7/01/08 - 7/01/09                              14,510       14,860,383
   5.25%, 1/01/10 - 7/01/12                              51,555       54,359,812

California Ed Facs Auth Rev
   (University of the Pacific)
   5.50%, 11/01/18                                        2,190        2,374,705
California Infrastructure & Economic
   Development Bank
   AMBAC
   5.00%, 10/01/15                                        1,030        1,107,281
California Poll Ctl Fin Auth
   (Ref-Pacific Gas & Elec)
   FGIC Ser C
   3.50%, 12/01/23 (b)                                    4,390        4,387,015
California Pub Wrks Bd
   (Ref-Cal St Univ)
   FGIC
   5.00%, 10/01/14                                        3,740        4,051,916
California Pub Wrks Brd
   (Dept Health Svcs)
   MBIA Ser A
   5.75%, 11/01/16                                        5,225        5,584,219
California Pub Wrks Brd
   (Ref-Dept Corrctns St Prisons)
   AMBAC Ser A
   5.00%, 12/01/19                                        2,630        2,844,503
California Rural Home Mtg Fin Auth SFMR
   (Mortgage-Backed Securities Program)
   GNMA/FNMA Ser A
   6.55%, 6/01/30 (b)                                       275          282,950
California Spl Dists Assoc Fin Corp
   FSA Ser Z
   5.50%, 8/01/17                                         1,000        1,084,060
California State Dept of Wtr Res Pwr Sup
   Rev
   MBIA Ser A
   5.25%, 5/01/10                                        21,465       22,571,306
   Ser A
   5.50%, 5/01/09                                        19,000       19,779,950
California State Dept of Wtr Res Pwr Sup
   Rev
   (Prerefunded)
   5.75%, 5/01/17                                         2,000        2,229,280
   5.875%, 5/01/16                                        8,000        8,965,280
   AMBAC
   5.375%, 5/01/18                                       29,925       32,815,456
   AMBAC Ser A
   5.50%, 5/01/16                                         2,140        2,359,585
   FGIC Ser 02A
   5.125%, 5/01/18                                        2,800        3,036,768
   Ser 02A
   5.375%, 5/01/22                                        2,555        2,801,787
   XLCA Ser A
   5.375%, 5/01/17                                       10,660       11,689,649

California State Dept of Wtr Res Wtr Rev
   (Prerefunded)
   FSA Ser W
   5.25%, 12/01/22                                          260          279,984
California State Dept of Wtr Res Wtr Rev
   (Sys Central Vy Proj)
   FGIC Ser Y
   5.25%, 12/01/18                                        5,000        5,414,650
   MBIA Ser AC
   5.00%, 12/01/16                                        7,400        8,038,250
California State GO
   4.00%, 2/01/08                                           785          788,509
   5.00%, 3/01/08 - 10/01/23                             66,205       70,080,356
   5.25%, 2/01/11 - 10/01/20                             16,210       17,301,964
   5.75%, 10/01/10                                        2,420        2,594,337
   FSA
   5.00%, 8/01/16                                         1,825        1,986,731
   5.25%, 2/01/10                                         5,300        5,553,817
   FSA-CR
   5.00%, 5/01/12                                         1,040        1,109,410
   MBIA
   5.00%, 9/01/16 - 8/01/24                              13,245       14,466,575
California State GO
   (Prerefunded)
   5.25%, 9/01/18 - 9/01/20                               3,965        4,191,362
California State GO
   (Various Purposes)
   5.00%, 3/01/12 - 3/01/14                              24,570       26,265,263
California State GO
   (Veterans Bds)
   Ser AN
   9.00%, 4/01/08                                         2,065        2,194,868
California State Univ Headquarters Bldg
   Auth
   MBIA Ser B
   5.25%, 9/01/22                                         3,050        3,115,117
California State Univ Rev
   (Ref Systemwide)
   AMBAC Ser B
   5.00%, 11/01/14                                        3,475        3,794,109
California State Univ Rev
   (Systemwide)
   FGIC Ser A
   5.00%, 11/01/24                                        1,515        1,602,309
California Statewide CDA Rev
   (Kaiser Permanente)
   Ser A
   2.55%, 8/01/31 (b)                                     3,130        3,130,000
   Ser E
   3.875%, 4/01/32 (b)                                    3,215        3,206,609
   Ser F
   2.30%, 4/01/33 (b)                                     5,210        5,179,313
California Statewide Cmnty Dev Auth
   (Disposal Waste Mgmnt Inc Proj)
   2.90%, 4/01/11 (b)                                     3,000        2,988,270

California Statewide Cmnty Dev Auth
   (Redlands Cmnty Hosp)
   RADIAN Ser A
   5.00%, 4/01/12 - 4/01/13                               3,485        3,657,264
California Statewide Cmnty Dev Auth
   (Ref-Southern Calif Ed Co)
   XLCA Ser B
   4.10%, 4/01/28 (b)                                    14,055       14,286,626
Castaic Lake Wtr Agy
   (Ref-Wtr Sys Impt Proj)
   MBIA Ser A
   7.25%, 8/01/08                                         1,510        1,596,689
Chaffey Cmnty College Dist
   (Election of 2002)
   MBIA Ser B
   5.00%, 6/01/25                                         1,440        1,538,726
Chula Vista CFD Spl Tax
   (No. 06-1 Eastlake Woods Area)
   Ser A
   4.25%, 9/01/08                                           565          569,294
   4.60%, 9/01/09                                           680          690,159
Compton Cmnty Redev Agy
   (Ref Tax Alloc Redev Proj)
   AMBAC Ser A
   5.00%, 8/01/09 - 8/01/11                              16,600       17,316,221
Contra Costa County Multi Family Hsg Rev
   (Pleasant Hill BART Transit-A) AMT
   3.95%, 4/15/46 (b)                                    14,620       14,638,860
Cotati-Rohnert Prk Uni Sch Dist
   (Ref Crossover)
   FGIC
   5.00%, 8/01/20                                         2,020        2,177,520
CSUCI Fin Auth Rev
   (For Sale Hsg Construction)
   Ser A
   2.50%, 8/01/34 (b)                                     4,000        3,969,080
Culver City Redev Agy
   (Tax Alloc Redev Proj)
   MBIA
   5.50%, 11/01/18                                        1,000        1,084,820
   MBIA Ser A
   5.50%, 11/01/17                                        1,270        1,377,721
Culver City Redev Fin Auth
   (Tax Alloc Redev Project)
   AMBAC
   5.50%, 11/01/14                                        1,195        1,283,370
Dinuba Redevelopment Agency
   4.40%, 10/01/11                                        3,350        3,348,392
Etiwanda Sch Dist Cmnty Facs Dist No. 3
   4.25%, 8/01/07                                           350          348,674
   4.50%, 8/01/08                                           480          480,658
   4.70%, 8/01/09                                           495          494,035
   4.80%, 8/01/10                                           470          471,114

Fremont Pub Fin Auth
   Ser A
   3.75%, 9/02/11                                         1,755        1,726,920
Fullerton Redev Agy
   (Southern California Optometry)
   RADIAN
   5.00%, 4/01/34 (b)                                     3,165        3,172,881
Gateway Uni Sch Dist
   MBIA Ser A
   5.00%, 8/01/24                                         1,230        1,299,729
Gilroy Uni Sch Dist
   FGIC
   5.25%, 8/01/20                                         1,900        2,056,598
Golden State Tobacco Securitization Corp
   (Enhanced Asset Bkd)
   AMBAC Ser A
   5.00%, 6/01/20                                        10,970       11,379,620
   AMBAC Ser B
   5.00%, 6/01/38                                         3,450        3,699,608
Golden State Tobacco Securitization Corp
   (Enhanced Asset Bkd) Prerefunded
   Ser B
   5.50%, 6/01/43                                        29,020       31,940,283
   5.75%, 6/01/22                                         5,815        5,983,344
Imperial Irrigation Dist
   (Elec Sys Rev)
   MBIA
   5.00%, 11/01/18                                        1,500        1,544,985
Imperial Redev Agy
   (Redev Proj Sub Nts)
   4.50%, 12/01/11                                          240          240,278
Kern High Sch Dist
   MBIA Ser A
   6.30%, 2/01/11                                         1,000        1,102,650
Kern High Sch Dist ETM
   7.10%, 8/01/11                                         1,000        1,147,290
Lincoln
   (Cmnty Facs Dist No 2003-1) Spl Tax
   5.35%, 9/01/16                                           715          737,887
   5.90%, 9/01/24                                         1,120        1,157,464
Loma Linda Hosp Rev
   (Loma Lind Univ Med Ctr)
   Ser A
   5.00%, 12/01/13 - 12/01/14                             7,405        7,820,178
Long Beach Bd Fin Auth Lease Rev
   (Civic Ctr Proj)
   MBIA Ser A
   5.00%, 10/01/17                                        3,130        3,221,866
Long Beach Bd Fin Auth Lease Rev
   (Pub Safety Facs Projs)
   AMBAC
   5.25%, 11/01/19 - 11/01/22                             3,765        4,049,597

Los Altos Sch Dist
   MBIA Ser B
   5.00%, 8/01/18                                         2,000        2,123,160
Los Angeles
   MBIA Ser A
   5.00%, 9/01/16                                         3,240        3,490,387
Los Angeles Cmnty College Dist
   MBIA Ser A
   5.00%, 6/01/26                                         9,995       10,610,492
Los Angeles Cmnty Redev Agy
   (Tax Alloc Sub Lien Bunker Hill)
   Ser L
   3.50%, 3/01/07 - 3/01/09                               3,560        3,507,993
Los Angeles Cnty COP
   (Antelope Valley Courthouse)
   AMBAC Ser A
   5.75%, 11/01/19                                        2,815        3,032,431
Los Angeles Cnty Metropolitan Transp Auth
   FSA
   5.00%, 7/01/14 - 7/01/15                              10,075       11,002,713
Los Angeles Cnty Metropolitan Transp
   Auth
   (Cap Grant Rcpts Gold Line Proj)
   FGIC Ser A
   5.00%, 10/01/10 - 10/01/12                            16,470       17,207,090
Los Angeles Cnty Metropolitan Transp
   Auth
   (Proposition A First Tier Senior)
   AMBAC Ser A
   5.00%, 7/01/14 - 7/01/15                               2,860        3,122,436
Los Angeles Cnty Metropolitan Transp
   Auth
   (Proposition C Second Senior)
   MBIA Ser A
   5.00%, 7/01/10                                         2,290        2,398,912
Los Angeles Cnty Pub Wrks Fin Auth
   (Regional Park & Open Spaces Dist)
   AMBAC Ser A
   5.50%, 10/01/08                                        3,195        3,272,575
Los Angeles Cnty Pub Wrks Fin Auth
   Lease Rev
   (Ref Master Ref Proj)
   MBIA Ser A
   5.00%, 12/01/09 - 12/01/11                            11,565       12,085,502
Los Angeles COP
   (Equip & Real Ppty Pg)
   MBIA Ser AU
   5.00%, 10/01/08                                        9,300        9,537,987
Los Angeles County Public Works
   Financing Authority
   FGIC
   5.00%, 9/01/08 - 9/01/13                              21,480       22,936,787

Los Angeles Dept of Wtr & Pwr
   (Pwr Sys Ser Sub Ser A-1)
   Ser A
   4.50%, 7/01/07                                         2,345        2,356,889
   5.00%, 7/01/09                                        15,245       15,745,646
Los Angeles Dept of Wtr & Pwr
   (Pwr Sys Ser)
   FSA Ser A
   5.25%, 7/01/18                                         2,040        2,175,823
   MBIA Ser A
   5.375%, 7/01/18                                        5,000        5,358,600
Los Angeles Dept of Wtr & Pwr
   (Pwr Sys)
   MBIA Ser B
   5.00%, 7/01/11 - 7/01/12                               5,485        5,832,048
Los Angeles Sanitation Equip Charge
   FSA Ser A
   5.25%, 2/01/19 - 2/01/20                               8,355        8,859,396
Los Angeles Uni Sch Dist
   AMBAC
   5.00%, 7/01/13                                         3,260        3,516,236
   FGIC Ser A-1
   5.00%, 7/01/20                                         5,640        6,063,677
   FSA
   5.00%, 7/01/16                                         5,335        5,872,395
   FSA Ser A
   5.00%, 7/01/22                                         4,900        5,192,089
   5.25%, 7/01/20                                         1,470        1,611,973
   MBIA
   5.25%, 7/01/14                                         8,285        9,035,041
   MBIA Ser A
   5.00%, 7/01/11                                         2,200        2,329,492
   5.25%, 7/01/12                                         1,755        1,899,033
   MBIA Ser A-2
   5.00%, 7/01/20                                        11,000       11,826,320
Los Angeles Uni Sch Dist
   (Election of 1997)
   MBIA Ser E
   5.50%, 7/01/15                                         8,940        9,807,538
Los Angeles Uni Sch Dist
   (Election of 2004)
   AMBAC Ser E
   5.00%, 7/01/15                                         3,090        3,378,081
Los Angeles Uni Sch Dist
   (Election of 2005)
   AMBAC Ser B
   5.00%, 7/01/12                                         2,280        2,438,939
   AMBAC Ser C
   5.00%, 7/01/12                                         6,030        6,450,351
Los Angeles Uni Sch Dist
   (Prerefunded)
   FGIC Ser D
   5.625%, 7/01/15                                        1,295        1,383,824

   MBIA Ser A
   5.375%, 7/01/17                                        6,910        7,626,982
Los Gatos-Saratoga Joint Union High Sch
   Dist
   (Election of 1998)
   Ser B
   5.75%, 12/01/19 - 12/01/20                             2,470        2,690,941
Mammoth Uni Sch Dist
   (Capital Appreciation)
   MBIA
   Zero Coupon, 8/01/21                                   1,100          599,335
   Zero Coupon, 8/01/22                                   1,000          521,030
Metropolitan Wtr Dist of Southern
   California
   (Wtrwrks Rev)
   5.75%, 7/01/21                                         2,045        2,365,554
   MBIA Ser B-3
   5.00%, 10/01/18                                        3,410        3,682,016
   Ser B
   5.00%, 7/01/10                                         8,200        8,589,992
Metropolitan Wtr Dist of Southern
   California ETM
   5.75%, 7/01/21                                         1,615        1,879,553
Mount San Antonio Cmnty College Dist
   (Ref 2001 Election)
   MBIA Ser A
   5.00%, 8/01/14                                         5,610        5,991,704
MSR Pub Pwr Agy
   (San Juan Proj)
   MBIA Ser G
   5.30%, 7/01/12                                         5,930        6,039,824
Northern California Pwr Agy Pub Pwr Rev
   AMBAC Ser A
   5.80%, 7/01/09                                         1,815        1,908,908
Northern California Pwr Agy Pub Pwr Rev
   (Ref Hydroelec Proj No.1)
   MBIA Ser A
   5.00%, 7/01/17                                         2,685        2,759,428
Northern California Pwr Agy Pub Pwr Rev
   ETM
   AMBAC Ser A
   5.80%, 7/01/09                                           935          984,518
Oakland Uni Sch Dist
   (Election 2000)
   MBIA
   5.00%, 8/01/10 - 8/01/13                              10,555       11,177,842
Orange Cnty Local Transp Auth Sales Tax
   Rev
   (Measure M Second Sr)
   AMBAC Ser A
   5.70%, 2/15/10                                         2,000        2,123,200
   MBIA Ser A
   5.50%, 2/15/10                                         5,630        5,943,929

Orange Cnty Pub Fin Auth Lease Rev
   MBIA
   5.00%, 7/01/11 - 7/01/13                              21,070       22,611,818
Pasadena Uni Sch Dist
   FGIC Ser B
   5.00%, 7/01/20                                         2,050        2,141,061
Pittsburg Redev Agy
   (Res Mtg Rev) ETM
   FHLMC/FNMA
   9.60%, 6/01/16                                         1,000        1,427,640
Pomona Pub Fin Auth
   (Merged Redev Proj)
   AMBAC Ser AH
   5.00%, 2/01/11                                         1,635        1,724,794
Rancho Santiago Cmnty College Dist
   FSA
   5.00%, 9/01/25                                         2,275        2,434,819
Rancho Wtr Dist Fin Auth
   FSA Ser A
   5.50%, 8/01/12                                         1,075        1,159,946
Redding Joint Pwrs Fin Auth
   (Elec Sys Rev)
   MBIA Ser A
   6.25%, 6/01/09                                         1,000        1,061,520
Riverside Swr Rev
   FGIC
   7.00%, 8/01/08                                         1,000        1,053,620
Sacramento Area Flood Ctl Agy
   (Capital Assmt Dist No.2-North Area)
   AMBAC
   5.00%, 10/01/09                                        1,000        1,034,600
Sacramento City Fin Auth
   (Capital Impt)
   AMBAC Ser A
   5.50%, 12/01/17                                        5,930        6,402,858
Sacramento City Fin Auth
   (City Hall & Redev Projs)
   FSA Ser A
   5.375%, 12/01/18                                       1,440        1,579,723
Sacramento City Fin Auth
   (Lease Rev)
   Ser B
   5.40%, 11/01/20                                        2,000        2,216,240
Sacramento Cnty Sanitation Dist Fin Auth
   Rev
   AMBAC
   5.50%, 12/01/21                                        1,100        1,286,604
   Ser A
   5.60%, 12/01/16                                        3,055        3,057,749

Salinas Pub Fin Auth
   (Ref Assmt Dists Ref Sub)
   5.00%, 9/02/09                                           295          299,012
   5.25%, 9/02/11                                           310          316,789
   Ser B
   4.75%, 9/02/08                                           375          378,116
Salinas Union High Sch Dist
   FGIC Ser A
   5.25%, 10/01/20 - 10/01/21                             4,630        5,092,167
San Bernardino Cnty COP
   (West Valley Det Ctr Ref)
   MBIA Ser A
   5.25%, 11/01/17                                        7,495        8,136,197
San Diego Cnty
   (Edgemoor Proj & Regional Sys)
   AMBAC
   5.00%, 2/01/15                                         2,000        2,175,640
San Diego Cnty Regional Transp
   Commission
   (Sales Tax Rev)
   FGIC Ser A
   5.25%, 4/01/08                                         2,360        2,410,480
San Diego Uni Sch Dist
   (Election 1998)
   FGIC Ser D
   5.25%, 7/01/25                                         2,170        2,347,419
San Francisco City & Cnty Arpt
   Commission
   (Int'l Arpt Rev Second) AMT
   FSA Ser 15A
   5.00%, 5/01/18                                         2,420        2,488,970
San Francisco City & Cnty Pub Util
   Commission
   MBIA
   5.25%, 10/01/14                                        4,940        5,365,877
San Jose Arpt Rev
   FGIC
   5.875%, 3/01/07                                          270          270,953
San Jose Arpt Rev AMT
   FSA Ser B
   5.00%, 3/01/08                                         3,180        3,227,382
San Jose Redev Agy Tax Alloc
   (Merged Area Redev) PreRefunded ETM
   MBIA
   6.00%, 8/01/15                                           330          387,179
San Jose Redev Agy Tax Alloc
   (Merged Area Redev) Unrefunded
   Balance
   MBIA
   6.00%, 8/01/15                                           670          778,051
San Mateo Cnty Cmnty College Dist
   (Election 2001)
   FGIC Ser A
   5.375%, 9/01/20                                        1,140        1,235,418

San Mateo Cnty Trans Dist
   MBIA Ser A
   5.50%, 6/01/16                                         1,430        1,635,334
San Ramon Valley Uni Sch Dist
   (Election 2002)
   FSA
   5.25%, 8/01/20                                         1,000        1,093,260
Santa Clara Cnty Fin Auth
   (Lease Rev)
   AMBAC Ser A
   5.00%, 11/15/17                                        6,390        6,587,387
Santa Clara Redev Agy
   (Tax Alloc Bayshore North Proj)
   MBIA
   5.00%, 6/01/15                                         1,000        1,005,570
Santa Fe Springs Cmnty Dev Commission
   MBIA Ser A
   5.375%, 9/01/17                                        1,460        1,555,134
South Orange Cnty Pub Fin Auth
   (Foothill Area)
   FGIC Ser C
   8.00%, 8/15/09                                         1,100        1,217,909
Southern California Pub Pwr Auth
   (San Juan Pwr)
   FSA Ser B
   5.25%, 1/01/20 (b)                                    21,400       23,060,854
Taft Pub Fin Auth
   (Cmnty Correctional Fac Proj)
   Ser A
   5.95%, 1/01/11                                         2,130        2,155,134
Tahoe-Truckee Uni Sch Dist No. 1
   MBIA
   5.50%, 8/01/19                                         1,185        1,375,844
Tobacco Securitization Auth of Northern
   California
   (Asset Bkd Bds)
   Ser A
   5.375%, 6/01/41                                       13,025       13,970,224
Tobacco Securitization Auth of Southern
   California
   (Asset Bkd Bds)
   Ser B
   6.00%, 6/01/43                                         8,975       10,029,383
Tobacco Securitization Auth of Southern
   California
   (Asset Bkd Bds) PreRefunded
   Ser A
   5.50%, 6/01/36                                         7,825        8,553,507
University of California
   AMBAC Ser A
   5.00%, 5/15/11                                         1,835        1,942,366
   AMBAC Ser B
   5.00%, 5/15/12                                         2,780        2,972,654

   FSA Ser F
   5.00%, 5/15/10                                         2,000        2,091,760
   MBIA
   5.00%, 5/15/13 - 5/15/15 (c)                          14,040       15,113,686
Upland Cmnty Redev Agy Tax Alloc Notes
   (Magnolia Redev Proj)
   3.90%, 11/01/09                                        2,625        2,645,055
Walnut Pub Fin Auth Tax Alloc
   (Walnut Impt Proj)
   AMBAC
   5.375%, 9/01/20                                        2,075        2,238,012
                                                                  --------------
                                                                   1,101,924,078
                                                                  --------------
Arizona - 0.1%
Pima County IDA
   (Horizon Cmnty Learning Center)
   4.45%, 6/01/14                                           750          736,477
                                                                  --------------
Colorado - 0.0%
Denver City & Cnty
   (Airport Rev)  AMT
   Ser D
   7.75%, 11/15/13                                          500          559,530
                                                                  --------------
Florida - 3.2%
Arborwood CDD
   (Centex Homes Proj)
   5.25%, 5/01/16                                         1,920        1,966,906
Arborwood Community Development
   District
   (Center Home Proj)
   5.10%, 5/01/16                                         1,000        1,012,560
Bartram Park CDD
   (Spl Assmt)
   4.875%, 5/01/15                                          840          829,072
Beacon Tradeport CDD
   (Spl Assmt Industrial Proj)
   Ser B
   7.125%, 5/01/22                                          860          921,180
Chapel Creek CDD
   5.20%, 5/01/11                                         1,590        1,594,452
Concorde Estates CDD
   Ser 04B
   5.00%, 5/01/11                                           595          598,766
Dupree Lakes CDD
   5.00%, 11/01/10                                          430          429,200
Durbin Crossing CDD
   (Spl Assmt)
   Ser B-2
   4.875%, 11/01/10                                       2,140        2,135,570
Fiddlers Creek CDD No. 2
   (Spl Assmt)
   Ser B
   5.75%, 5/01/13                                         1,235        1,280,831
Fishhawk CDD II
   (Spl Assmt)
   Ser B
   5.00%, 11/01/07                                           10           10,012

Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                           615          620,535
Lake Ashton II CDD
   (Capital Impt Rev)
   Ser B
   4.875%, 11/01/10                                         665          666,909
Lakewood Ranch Stewardship District
   5.00%, 5/01/13                                         1,200        1,199,496
Meadow Pointe III CDD
   (Capital Impt Rev)
   Ser 2004-1
   4.80%, 11/01/09                                          990          981,189
Miami Beach Hlth Facs Auth Hosp Rev
   (Mount Sinai Med Ctr)
   Ser 04
   6.75%, 11/15/24                                        2,400        2,715,864
Middle Village CDD
   (Spl Assmt)
   Ser B
   5.00%, 5/01/09                                           320          320,445
Monterra CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                        2,400        2,408,688
   5.125%, 11/01/14                                       1,185        1,191,446
New River CDD
   5.00%, 5/01/13                                         1,735        1,725,891
Palm Glades CDD
   4.85%, 8/01/11                                         1,000        1,002,350
Paseo CDD
   (Capital Impt Rev)
   Ser B
   4.875%, 5/01/10                                          875          873,373
Paseo CDD
   (Spl Assmt)
   5.00%, 2/01/11                                           890          886,511
Quarry CDD
   (Spl Assmt)
   5.25%, 5/01/16                                         2,065        2,106,279
Rolling Hills CDD
   5.125%, 11/01/13                                       2,030        2,026,508
Sandy Creek CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                        1,000        1,000,620
Shingle Creek CDD
   5.75%, 5/01/15                                         3,000        3,076,080
Sterling Hill CDD
   (Capital Impt)
   Ser B
   5.50%, 11/01/10                                          430          434,167

Tern Bay CDD
   (Capital Impt Rev)
   Ser B
   5.00%, 5/01/15                                         1,025        1,022,366
Venetian CDD
   (Capital Impt)
   Ser B
   5.95%, 5/01/12                                           255          265,302
Villasol CDD
   (Spl Assmt Rev)
   Ser B
   5.375%, 5/01/08                                          205          205,677
Vizcaya CDD
   6.25%, 3/30/07                                         4,800        4,797,936
Waterford Estates CDD
   5.125%, 5/01/13                                        1,000        1,006,290
                                                                  --------------
                                                                      41,312,471
                                                                  --------------
Guam - 0.7%
Commonwealth of the Northern Mariana
   Islands
   ACA Ser A
   6.00%, 6/01/14                                         2,830        3,025,298
Guam Govt Wtrwrks Auth
   (Wtr & Wastewtr Sys Rev)
   5.00%, 7/01/12                                         1,270        1,304,265
   5.50%, 7/01/16                                         1,500        1,601,025
Guam Govt Wtrwrks Auth Cops
   Prerefunded
   5.18%, 7/01/15                                         2,554        2,640,669
                                                                  --------------
                                                                       8,571,257
                                                                  --------------
Illinois - 0.4%
Bolingbrook Sales Tax Rev
   6.00%, 1/01/26 (d)                                     4,450        4,378,800
Pingree Grove Village II
   (CamBrdg Lakes Proj)
   Ser 5-1
   5.25%, 3/01/15                                           990        1,002,325
                                                                  --------------
                                                                       5,381,125
                                                                  --------------
Indiana - 0.2%
South Bend Econ Dev
   (One Michiana Square Proj)
   4.515%, 10/01/09 (b)                                   3,100        2,960,438
                                                                  --------------
Louisiana - 0.2%
Coves of the Highland County Community
   Development District
   5.60%, 11/01/21                                        3,200        3,197,120
                                                                  --------------
Michigan - 0.0%
Michigan State Strategic Fund SWDR
   (Ltd Oblig Waste Mgmnt)
   3.00%, 12/01/13 (b)                                      415          414,506
                                                                  --------------

Nevada - 0.4%
Clark Cnty Spl Impt Dist No 142
   5.30%, 8/01/11                                         2,000        2,061,900
Henderson Local Impt Dists No. T-14
   3.75%, 3/01/07                                         1,625        1,624,252
Henderson Local Impt Dists No. T-16
   4.75%, 3/01/13                                           325          328,845
Las Vegas Spl Impt Dist No. 607
   (Loc Impt Bds)
   4.80%, 6/01/09                                         1,620        1,622,479
                                                                  --------------
                                                                       5,637,476
                                                                  --------------
New York - 1.0%
New York City
   Ser G
   5.00%, 8/01/11                                        11,410       12,004,119
   Ser H
   5.00%, 8/01/11                                         1,700        1,788,519
                                                                  --------------
                                                                      13,792,638
                                                                  --------------
North Carolina - 0.3%
North Carolina Eastern Mun Pwr Agy Pwr
   Sys Rev
   Ser C
   5.30%, 1/01/15                                         3,580        3,812,020
                                                                  --------------
Ohio - 0.2%
Port Auth Columbiana Cnty  SWFR
   (Liberty Waste Trans LLC Proj) AMT
   Ser A
   7.00%, 8/01/21                                         2,865        2,911,585
                                                                  --------------
Pennsylvania - 0.3%
Beaver Cnty IDA PCR
   (Cleveland Electric Proj)
   Ser 98
   3.75%, 10/01/30 (b)                                    3,415        3,402,330
                                                                  --------------
Puerto Rico - 7.0%
Commonwealth of Puerto Rico
   FGIC
   5.25%, 7/01/10                                         2,000        2,107,360
   FSA Ser C
   5.00%, 7/01/21 (b)                                     2,675        2,732,031
   MBIA-IBC
   5.50%, 7/01/08                                         2,870        2,951,881
   Ser A
   5.00%, 7/01/30 (b)                                     3,215        3,380,187
Commonwealth of Puerto Rico
   (Ref Pub Impt)
   MBIA-IBC Ser A
   5.50%, 7/01/15                                         5,380        6,075,957
   Ser C
   5.00%, 7/01/18 (b)                                     6,010        6,103,155
Commonwealth of Puerto Rico Govt Dev Bk
   5.00%, 12/01/11                                        1,000        1,048,220

Puerto Rico Hwy & Transp Auth Hwy Rev
   FSA Ser AA
   5.00%, 7/01/26 (b)                                    31,130       32,402,594
Puerto Rico Hwy & Transp Auth Transp
   Rev
   5.00%, 7/01/07                                         3,270        3,285,598
   AMBAC Ser A
   5.50%, 7/01/10                                           890          945,020
Puerto Rico Hwy & Transp Auth Transp
   Rev
   (Escrowed to Maturity)
   AMBAC Ser A
   5.50%, 7/01/10                                         1,610        1,711,156
Puerto Rico Infrastructure Fin Auth
   AMBAC Ser C
   5.50%, 7/01/15                                         4,155        4,692,491
Puerto Rico Mun Fin Agy
   FSA
   5.00%, 8/01/14                                         1,000        1,086,550
   FSA Ser C
   5.00%, 8/01/13                                         6,095        6,571,995
   Ser A
   5.00%, 8/01/10                                         3,915        4,054,648
Puerto Rico Pub Bldg Auth
   5.50%, 7/01/12                                         1,140        1,228,213
Puerto Rico Pub Bldg Auth Rev
   FSA Ser L
   5.60%, 7/01/08                                         2,500        2,574,925
Puerto Rico Pub Bldg Auth Rev
   (Govt Facs)
   FGIC Ser H
   5.25%, 7/01/14                                         3,080        3,394,098
Puerto Rico Pub Fin Corp.
   (Commonwealth Appropriation)
   MBIA Ser A
   5.25%, 8/01/29 (b)                                     4,365        4,666,971
                                                                  --------------
                                                                      91,013,050
                                                                  --------------
South Carolina - 0.1%
Lancaster Cnty Assmt Rev
   (Edenmoor Impt Dist)
   Ser B
   5.375%, 12/01/16                                       1,875        1,926,713
                                                                  --------------
Texas - 0.1%
Willacy County TX
   (Loc Govt Corp Proj)
   6.00%, 3/01/09                                           825          837,845
                                                                  --------------
Virginia - 0.5%
Broad Street CDA
   7.125%, 6/01/15                                        1,190        1,309,726

Celebrate North CDD Spl Assmt Rev
   (Celebrate VA)
   Ser B
   6.25%, 3/01/18                                         1,250        1,334,862
Louisa IDA PCR
   (Elec & Pwr Co.)
   5.25%, 12/01/08                                        3,295        3,331,970
                                                                  --------------
                                                                       5,976,558
                                                                  --------------
Total Long-Term Municipal Bonds
   (cost $1,281,839,224)                                           1,294,367,217
                                                                  --------------
Short-Term Municipal Notes - 0.5%
California - 0.5%
California Pollution Control Financing
   Authority
   3.71%, 12/01/29 (e)                                      300          300,000
California State Dept of Wtr Res Pwr Sup
   Rev
   Ser B3
   3.75%, 5/01/22 (e)                                     3,700        3,700,000
Irvine Ranch Ca Water D
   3.65%, 10/01/10 (e)                                    1,800        1,800,000
                                                                  --------------
Total Short-Term Municipal Notes
   (cost $5,800,000)                                                   5,800,000
                                                                  --------------
Total Investments - 99.6%
   (cost $1,287,639,224)                                           1,300,167,217
Other assets less liabilities - 0.4%                                   5,818,694
                                                                  --------------
Net Assets - 100.0%                                               $1,305,985,911
                                                                  --------------

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                         -----------------------------
                Notional                    Payments        Payments       Unrealized
Swap             Amount    Termination      made by       received by     Appreciation/
Counterparty     (000)        Date       the Portfolio   the Portfolio   (Depreciation)
---------------------------------------------------------------------------------------
Citigroup        $10,300      6/22/07         BMA*           2.962%         $(55,707)
Citigroup         12,800     11/10/26       3.388%             BMA*           62,376
Goldman
   Sachs           5,400      1/05/07         BMA            3.405%           (3,511)
JPMorgan
   Chase           9,800      4/05/07         BMA            2.988%          (35,234)
JPMorgan
   Chase         $ 5,800     10/01/07         BMA            3.635%             (169)
JPMorgan
   Chase          35,700     11/10/11         BMA            3.482%          (78,535)
Merrill Lynch      6,000      7/12/08         BMA            3.815%           29,021

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c)  When-Issued security.

(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e) Position, or a portion thereof, has been segregated to collateralize when issued securities.

Glossary:
ACA         -   American Capital Access Financial Guaranty Corporation
AMBAC       -   American Bond Assurance Corporation
AMT         -   Alternative Minimum Tax (subject to)
BMA         -   Bond Market Association
CDA         -   Community Development Administration
CDD         -   Community Development District
CFD         -   Community Facilities District
COP         -   Certificate of Participation
CSUCI       -   California State University Channel Islands
ETM         -   Escrow to Maturity
FGIC        -   Financial Guaranty Insurance Company
FHLMC       -   Federal Home Loan Mortgage Corporation
FSA         -   Financial Security Assurance Inc.
GNMA        -   Government National Mortgage Association
GO          -   General Obligation
IDA         -   Industrial Development Authority/Agency
MBIA        -   Municipal Bond Investors Assurance
PCR         -   Pollution Control Revenue
RADIAN      -   Radian Group, Inc.
SFMR        -   Single Family Mortgage Revenue
SWDR        -   Solid Waste Disposal Revenue
SWFR        -   Solid Waste Facility Revenue
XLCA        -   XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.
New York Municipal Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.2%
New York - 85.4%
Albany Cnty
   FGIC
   5.00%, 10/01/12                                      $ 1,100   $    1,149,808
City of New York NY
   5.00%, 4/01/12 - 3/01/16                              21,480       22,948,775
   MBIA-IBC
   5.00%, 8/01/16                                         2,350        2,527,637
City of Yonkers NY
   MBIA
   5.00%, 12/01/10 - 8/01/14                             15,670       16,605,638
Dutchess Cnty Resource Recovery Agy
   (Solid Waste Sys) BANS
   3.65%, 12/28/07                                        6,800        6,750,156
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj) FHA
   FSA
   5.75%, 5/01/24                                         1,520        1,705,820
Erie Cnty IDA Sch Fac Rev
   (City Sch Dist Buffalo Dist Proj)
   FSA
   5.00%, 5/01/10 - 5/01/14                               3,340        3,519,624
Liberty NY Dev Corp
   6.125%, 2/15/19                                        2,250        2,383,943
Long Island Pwr Auth Elect Sys Rev
   5.00%, 6/01/09                                         7,500        7,720,725
   AMBAC
   5.00%, 4/01/10                                         3,530        3,673,142
   5.25%, 4/01/09                                         4,550        4,705,064
   5.50%, 12/01/09                                        1,180        1,239,673
   FSA
   5.00%, 12/01/15                                        2,340        2,407,743
   MBIA
   5.00%, 5/01/13 - 5/01/15                              22,780       24,568,422
   5.125%, 4/01/11                                        4,085        4,202,852
   MBIA Gen-Ser D
   5.00%, 9/01/12                                        10,000       10,652,500
   MBIA Gen-Ser F
   5.00%, 5/01/16                                        11,630       12,678,445
   MBIA-IBC
   5.50%, 12/01/23                                        5,300        5,489,528

Long Island Pwr Auth Elect Sys Rev
   (Prerefunded)
   FSA
   5.125%, 12/01/22                                         795          819,367
Long Island Pwr Auth Elect Sys Rev
   (Unrefunded)
   FSA
   5.125%, 12/01/22                                       1,705        1,757,258
Metropolitan Transportation Authority
   FGIC
   5.25%, 11/15/16                                        2,590        2,898,676
   Ser B
   5.00%, 11/15/16 - 11/15/17                             6,535        7,099,500
MTA
   (Dedicated Tax Fd)
   FSA
   5.25%, 11/15/12 - 4/01/15                             15,285       16,710,227
   MBIA
   5.00%, 11/15/11                                        1,865        1,977,907
   5.25%, 11/15/13                                        2,660        2,909,481
MTA Commuter Facs
   Ser A
   5.25%, 7/01/28                                         2,780        2,965,092
MTA Commuter Facs ETM
   AMBAC
   5.00%, 7/01/20                                         1,260        1,292,332
   MBIA
   6.10%, 7/01/09                                         1,495        1,582,936
MTA New York Svc Contract
   FGIC
   5.50%, 7/01/10                                         6,680        7,090,686
   MBIA
   6.30%, 7/01/07                                         2,400        2,431,872
   MBIA Ser B
   5.50%, 1/01/13                                         4,090        4,484,685
MTA New York Svc Contract
   (Trans Facs Rev)
   AMBAC
   5.00%, 7/01/18                                         1,000        1,061,560
MTA New York Svc Contract ETM
   AMBAC Ser 0
   5.75%, 7/01/08                                         1,910        1,969,955
   Ser 7
   5.45%, 7/01/07                                         1,250        1,261,463
MTA Rev
   AMBAC Ref Ser A
   5.50%, 11/15/18                                        5,325        5,808,297
MTA Transportation Rev
   MBIA
   5.00%, 11/15/10                                       10,150       10,654,151

Nassau County Industrial Development
   Agency
   5.625%, 11/01/10                                         500          512,385
Nassau County Interim Finance Authority
   AMBAC
   5.00%, 11/15/12 - 11/15/14                            17,050       18,305,397
   5.375%, 11/15/15 - 11/15/16                            3,770        4,062,741
Nassau County NY
   AMBAC
   5.50%, 7/01/10                                         1,120        1,186,214
   6.00%, 7/01/11                                         1,000        1,095,240
   FGIC
   6.00%, 7/01/12 - 7/01/13                               2,000        2,240,100
   MBIA
   5.40%, 1/15/10                                         1,090        1,143,290
Nassau County Tobacco Settlement
   Corporation
   6.50%, 7/15/27                                         1,445        1,558,302
New York City
   5.00%, 8/01/07 - 4/01/11                              23,495       24,273,769
   5.25%, 8/01/07 - 8/01/17                              21,565       22,912,953
   5.50%, 8/01/07 - 8/01/09                              18,730       19,524,437
   AMBAC
   7.25%, 8/15/07                                         1,265        1,293,488
   FSA
   5.25%, 8/01/12 - 8/01/14                              13,615       14,702,712
   FSA-CR
   5.25%, 8/01/16                                         2,240        2,282,605
   MBIA-IBC
   5.00%, 8/01/13 - 8/01/23                               4,680        4,968,289
   5.75%, 8/01/11                                         7,570        8,224,048
   6.50%, 11/01/09                                        3,345        3,592,898
   Ser 4B
   5.00%, 8/01/10                                         1,125        1,171,991
   Ser D
   5.00%, 8/01/09                                        17,135       17,668,413
   Ser G
   5.00%, 8/01/10 - 8/01/11                               2,540        2,656,396
   Ser H
   5.00%, 8/01/11                                         1,080        1,136,236
New York City
   (Prerefunded)
   MBIA-IBC
   5.25%, 8/01/21                                           390          397,664
   XLCA-ICR
   6.50%, 5/15/17                                         2,740        3,016,521
New York City GO
   Ser 03C
   5.50%, 9/15/19                                         1,000        1,095,300
   Ser 4G
   5.00%, 8/01/12                                         3,910        4,151,677
   Ser I
   5.00%, 8/01/10                                         5,265        5,484,919

New York City HDC
   4.25%, 5/01/10                                         3,420        3,469,214
New York City Hlth & Hosp Corp.
   AMBAC
   5.00%, 2/15/10                                         9,475        9,830,976
New York City Hsg Dev Corp. Multifamily
   Hsg Rev AMT
   Ser H-2
   3.95%, 11/01/10                                       10,690       10,678,241
New York City IDA
   (Agysterminal One Grp Assn Proj)
   5.00%, 1/01/08 - 1/01/09                               5,745        5,829,820
New York City IDA
   (Magen David Yeshivah Proj)
   ACA
   4.99%, 6/15/13                                         7,155        7,401,704
New York City IDA
   (Polytech Univ Proj)
   5.75%, 11/01/11 - 11/01/12                             3,775        3,966,786
   6.00%, 11/01/20                                        1,045        1,105,986
New York City Muni Wtr Fin Auth
   5.00%, 6/15/10 - 6/15/12                               9,975       10,503,591
   5.25%, 6/15/11                                         1,000        1,063,850
   5.50%, 6/15/17                                         2,460        2,652,495
   6.00%, 6/15/10                                         1,395        1,504,005
   FSA-CR
   5.00%, 6/15/11                                         6,215        6,561,673
New York City Muni Wtr Fin Auth
   (Prerefunded)
   AMBAC
   5.75%, 6/15/26                                         5,000        5,098,550
New York City Muni Wtr Fin Auth Wtr &
   Swr Sys Rev
   6.00%, 6/15/09                                         1,485        1,569,170
   AMBAC
   5.875%, 6/15/12 - 6/15/13                             10,060       11,217,197
New York City TFA
   5.00%, 2/15/09 - 5/01/26                              45,395       48,038,627
   5.125%, 11/01/15                                       1,185        1,236,891
   5.25%, 5/01/12 (a)                                     4,185        4,317,664
   5.25%, 2/01/13 - 2/01/21                              11,765       12,637,358
   5.375%, 2/15/18                                        3,350        3,556,594
   5.50%, 2/01/10 - 2/01/17                              10,340       11,061,569
   AMBAC
   5.25%, 8/01/20                                         3,000        3,229,110
   FGIC-TCRS
   5.00%, 11/01/13                                       18,225       19,652,929
   5.50%, 11/01/13                                        7,075        7,759,719
   FSA
   5.25%, 2/01/14                                         7,800        8,456,604
   MBIA Ser E
   5.25%, 2/01/21                                         2,000        2,148,080

   MBIA-IBC
   5.00%, 2/01/10                                         1,285        1,336,516
   5.375%, 2/01/14                                        3,610        3,921,471
   Ser 02A
   5.50%, 11/01/26 (b)                                   17,830       19,145,676
   Ser B
   5.25%, 2/01/29 (b)                                     2,790        2,940,242
New York City TFA
   (Prerefunded)
   5.00%, 5/01/26                                         1,185        1,218,772
   5.25%, 5/01/15                                         1,635        1,711,109
   5.50%, 2/01/17                                         2,545        2,745,673
New York City Transit Auth/Metropolitan
   Transn Auth/Triborough Bridge & Tunnel
   AMBAC
   5.50%, 1/01/08                                         1,560        1,589,531
New York City Transitional Finance
   Authority
   5.00%, 8/01/10 - 11/01/15                              9,100        9,694,083
   5.25%, 8/01/14 - 2/01/15                               7,205        7,870,640
New York Local Govt Assist Corp./NY
   5.00%, 4/01/10                                         5,275        5,485,631
   6.00%, 4/01/08                                         3,035        3,082,498
   FGIC
   5.00%, 4/01/15                                         1,355        1,399,403
   FSA
   5.00%, 4/01/11                                         9,470        9,975,225
New York Mrtg Ag
   4.50%, 4/01/23                                         4,455        4,461,282
   5.50%, 10/01/28                                          995        1,014,363
The New York Power Authority
   5.00%, 11/15/20                                        2,680        2,840,291
New York State Brdg Auth
   5.00%, 1/01/17                                         4,575        4,839,526
New York State Dormitory Auth
   4.00%, 7/01/07                                         1,305        1,307,767
   5.00%, 1/01/07 - 3/15/11                               7,275        7,435,369
   5.25%, 11/15/23 (b)                                    4,960        5,300,851
   5.25%, 11/15/13                                        4,965        5,340,006
   5.375%, 3/15/21                                        5,220        5,724,200
   5.50%, 7/01/23 (b)                                     1,940        1,941,028
   5.75%, 7/01/09                                         1,125        1,162,305
   AMBAC
   5.00%, 7/01/09                                         1,005        1,038,245
   5.125%, 2/15/08                                        1,000        1,016,360
   5.25%, 7/01/18 - 7/01/19                               2,325        2,485,181
   5.75%, 7/01/09                                         3,630        3,757,195
   FGIC
   5.00%, 7/01/16                                         1,000        1,087,150
   5.50%, 3/15/14                                         4,750        5,216,593
   FGIC-TCRS
   5.25%, 3/15/10                                         3,150        3,304,508

   5.50%, 5/15/09                                         4,055        4,227,905
   FSA
   5.00%, 1/15/09 - 3/15/13                               4,425        4,659,367
   5.75%, 7/01/13                                         1,135        1,204,156
   FSA-CR
   5.75%, 7/01/09                                         2,000        2,070,080
   MBIA
   5.25%, 7/01/11                                         1,085        1,120,577
   6.00%, 5/15/16                                         6,055        6,570,947
   MBIA-IBC
   5.20%, 2/15/14 - 2/15/16                              11,890       12,344,040
   5.50%, 5/15/09 - 3/15/11                               5,470        5,833,188
   5.875%, 5/15/11                                        6,625        7,219,925
   SONYMA
   5.00%, 11/01/11                                        3,875        4,045,926
New York State Dormitory Auth
   (Columbia Univ)
   5.75%, 7/01/07 - 7/01/10                               5,120        5,404,664
New York State Dormitory Auth
   (Mental Hlth Svcs Facs)
   5.00%, 2/15/07 - 2/15/10                              14,370       14,679,977
   FSA Ser 1
   5.125%, 1/15/13                                        1,880        1,952,361
   MBIA-IBC
   5.25%, 2/15/19                                         1,780        1,841,944
New York State Dormitory Auth
   (Mental Hlth Svcs Facs) Prerefunded
   5.70%, 2/15/09                                         1,045        1,068,272
   FSA
   5.75%, 8/15/11 - 2/15/12                               2,075        2,227,014
   5.875%, 2/15/13                                        2,205        2,375,799
   MBIA
   5.00%, 8/15/17                                             5            5,162
New York State Dormitory Auth
   (Mental Hlth Svcs Facs) Unrefunded
   5.70%, 2/15/09                                           460          470,207
   5.75%, 7/01/07                                         1,015        1,025,688
   6.50%, 2/15/09                                         1,505        1,587,971
   FSA
   5.75%, 8/15/11 - 2/15/12                                  85           90,842
   5.875%, 2/15/13                                          100          107,185
   MBIA
   5.00%, 8/15/17                                         4,855        4,992,396
   MBIA Ser D
   5.25%, 2/15/13                                         1,110        1,147,840
New York State Dormitory Auth
   (NY University)
   MBIA
   5.00%, 7/01/11                                         1,815        1,917,203
   5.75%, 7/01/12                                         1,540        1,700,422
   MBIA Ser A
   6.00%, 7/01/18                                         1,000        1,195,060

New York State Dormitory Auth Lease Rev
   5.375%, 7/01/19                                        1,400        1,519,924
   FGIC
   5.50%, 7/01/17 - 7/01/20                               2,640        2,848,586
   MBIA
   5.00%, 7/01/14 - 7/01/15                              11,080       12,033,740
New York State Dormitory Auth Lease
   Rev
   (Court Facs Westchester Cnty)
   5.125%, 8/01/12                                        1,000        1,039,280
   5.25%, 8/01/13 - 8/01/17                               3,205        3,338,841
New York State Dormitory Authority
   5.00%, 7/01/11 - 3/15/13                              21,070       22,203,970
   AMBAC
   5.00%, 3/15/15                                         1,650        1,794,309
   6.125%, 7/01/12                                        1,000        1,088,920
New York State Energy Research & Dev
   Auth
   MBIA
   3.25%, 4/01/34 (b)                                    17,725       17,389,820
New York State Enviro Facs
   5.00%, 6/15/18 - 6/15/19                               2,730        2,865,633
   FGIC
   5.00%, 12/15/23                                        1,060        1,133,765
New York State Enviro Facs
   (Mun Wtr Proj)
   5.00%, 6/15/09 - 6/15/25                              29,065       30,737,869
   5.25%, 6/15/14                                         1,640        1,807,477
   5.50%, 6/15/15                                         6,510        7,353,305
New York State Enviro Facs
   (Pers Inc Tax)
   FGIC
   5.25%, 1/01/19 - 1/01/20                               3,340        3,600,605
New York State Enviro Facs
   (Wtr Rev NYC 02) Prerefunded
   5.75%, 6/15/11                                         4,770        5,191,954
New York State Enviro Facs
   (Wtr Rev NYC 02) Unrefunded
   5.75%, 6/15/07 - 6/15/11                                 760          825,927
New York State Enviro Facs
   (Wtr Revolv Fd)
   5.00%, 6/15/15                                         3,300        3,544,002
   5.375%, 11/15/18                                       1,485        1,591,742
New York State Enviro Facs
   (Wtr Revolv Fd) Prerefunded
   5.15%, 10/15/19                                          185          193,627
   5.75%, 6/15/11                                         1,490        1,621,805
   5.875%, 7/15/20                                          440          468,459

New York State Enviro Facs
   (Wtr Revolv Fd) Unrefunded
   4.95%, 6/15/10                                         1,730        1,757,939
   5.20%, 12/15/15                                          225          228,789
   5.875%, 7/15/20                                        4,560        4,837,841
New York State Environmental Facilities
   Corp.
   MBIA
   5.50%, 6/15/07                                         5,000        5,043,800
New York State HFA
   5.00%, 3/15/09                                         1,695        1,741,714
   5.25%, 3/15/20 - 9/15/21                               5,440        5,835,716
   6.00%, 11/01/07                                        1,160        1,177,214
   MBIA-IBC
   5.50%, 9/15/18                                         2,720        2,804,646
New York State Thruway Auth
   5.00%, 4/01/09                                         5,775        5,937,278
   5.25%, 4/01/16 - 4/01/18                              14,860       15,827,683
   5.50%, 4/01/11 - 4/01/12                               7,240        7,806,698
   63A
   5.00%, 3/15/09                                         4,780        4,916,851
   AMBAC
   5.00%, 1/01/11 - 3/15/15                              30,830       33,058,758
   5.25%, 4/01/11 - 4/01/14                              20,615       22,185,108
   FGIC
   5.00%, 4/01/13 - 4/01/18                              17,810       19,089,669
   FSA
   5.00%, 3/15/11 - 4/01/17                              29,820       32,044,246
   5.25%, 4/01/08                                         2,750        2,805,798
   MBIA
   5.00%, 3/15/19 - 4/01/24                               3,560        3,779,322
   5.10%, 4/01/10                                         1,050        1,097,397
   5.25%, 4/01/11 - 4/01/13                              12,815       13,782,427
   5.375%, 4/01/09                                        3,500        3,610,215
New York State Thruway Auth
   (Pers Inc Tax)
   FSA Ser A
   5.00%, 3/15/18                                         1,930        2,077,626
New York State Thruway Auth Hwy &
   Brdg Tr Fd
   FSA Ser 5B
   5.00%, 4/01/14                                        64,415       69,603,628
New York State Thruway Authority
   FGIC
   5.00%, 4/01/16                                        10,000       10,877,100
New York State Urban Dev Corp
   5.25%, 1/01/21                                        10,200       10,496,922
   AMBAC
   5.00%, 12/15/20                                        6,265        6,751,728
   5.25%, 1/01/16                                         2,330        2,426,788
   XLCA
   5.25%, 1/01/11                                         2,310        2,443,495
Niagara Falls Bridge Commission
   FGIC
   6.30%, 10/01/12                                        4,670        5,321,091

Onondaga County NY
   5.70%, 4/01/09 - 4/01/11                               5,200        5,531,215
Port Auth of NY & NJ
   (Cons 117th)
   FGIC
   5.125%, 11/15/15                                       1,355        1,396,368
Port Auth of NY & NJ
   (Cons 126th)
   FGIC
   5.25%, 11/15/08                                       11,570       11,898,010
   5.50%, 11/15/09 - 11/15/10                            18,850       19,828,635
Port Auth of NY & NJ
   (JFK Intl Air Term 6)
   MBIA
   6.25%, 12/01/08                                        2,090        2,182,921
State of New York
   AMBAC
   5.00%, 7/15/17                                         2,045        2,109,070
   5.625%, 8/15/08                                        4,245        4,268,645
Suffolk County NY
   FSA
   5.00%, 5/01/09                                         1,980        2,040,746
Suffolk County Wtr Auth
   MBIA
   5.10%, 6/01/08                                         1,000        1,020,726
Tobacco Settlement Fin Auth
   5.00%, 6/01/09                                         3,555        3,653,829
Tobacco Settlement Fin Corp
   5.00%, 6/01/11                                         4,435        4,647,170
   Ser A-1
   5.00%, 6/01/11                                         1,495        1,496,645
   Ser C-1
   5.50%, 6/01/14                                        16,465       17,145,169
Town of Babylon NY
   AMBAC
   9.20%, 1/15/08                                         1,345        1,421,773
   FGIC
   9.00%, 8/01/09                                         1,550        1,749,532
Triborough Brdg & Tunnel Auth
   5.25%, 11/15/12                                        6,075        6,567,014
   5.50%, 1/01/17                                         9,370       10,429,185
   MBIA
   5.125%, 1/01/18                                        8,165        8,424,157
Triborough Brdg & Tunnel Auth
   (Conv Ctr Proj)
   6.00%, 1/01/11                                         1,490        1,614,355
Triborough Brdg & Tunnel Auth
   (Gen Purp)
   5.00%, 1/01/20                                         1,000        1,047,150
   5.25%, 1/01/17                                         5,025        5,372,278
   5.50%, 1/01/12                                        13,480       14,032,950

Triborough Brdg & Tunnel Auth
   (Ref Gen)
   5.00%, 11/15/11                                        8,880        9,397,260
   5.25%, 11/15/13                                        8,380        9,144,675
Triborough Bridge & Tunnel Auth
   Ser 02A
   5.125%, 1/01/31                                        7,715        8,251,810
Westchester County
   Ser A
   6.75%, 2/01/07                                         1,300        1,302,977
Westchester County IDA
   (Resource Recovery Proj)
   AMBAC Ser A
   5.60%, 7/01/07                                         4,000        4,002,280
                                                                  --------------
                                                                   1,390,923,728
                                                                  --------------
Arizona - 0.1%
   Pima County IDA
   (Horizon Cmnty Learning Center)
   4.45%, 6/01/14                                         1,015          996,699
Watson Road CFD
   (Spl Assmt Rev)
   4.70%, 7/01/09                                           805          809,130
                                                                  --------------
                                                                       1,805,829
                                                                  --------------
California - 0.6%
California Statewide CDA Rev
   (Kaiser Permanente)
   Ser E
   3.875%, 4/01/32 (b)                                    3,075        3,066,974
   Ser F
   2.30%, 4/01/33 (b)                                     6,925        6,884,212
                                                                  --------------
                                                                       9,951,186
                                                                  --------------
Colorado - 0.2%
Denver City & Cnty
   (Airport Rev) AMT
   Ser D
   7.75%, 11/15/13                                        1,000        1,119,060
Todd Creek Farms Metro Dist No. 1
   5.60%, 12/01/14                                        2,765        2,887,268
                                                                  --------------
                                                                       4,006,328
                                                                  --------------
Florida - 3.6%
Amelia Walk CDD
   5.20%, 5/01/14                                           840          847,526
Arborwood CDD
   (Centex Homes Proj)
   5.25%, 5/01/16 - 5/01/36                               3,935        4,030,292
Bartram Park CDD
   (Spl Assmt)
   4.875%, 5/01/15                                        1,115        1,100,494
Beacon Tradeport CDD
   (Spl Assmt Industrial Proj)
   Ser B
   7.125%, 5/01/22                                        1,330        1,424,616

CFM CDD Capital Impt Rev
   Ser B
   5.875%, 5/01/14                                        3,500        3,590,230
Concorde Estates CDD
   Ser 04B
   5.00%, 5/01/11                                           785          789,969
Dupree Lakes CDD
   5.00%, 11/01/10                                          580          578,921
Durbin Crossing CDD
   5.25%, 11/01/15                                        4,000        3,989,680
Durbin Crossing CDD
   (Spl Assmt)
   Ser B-2
   4.875%, 11/01/10                                       2,700        2,694,411
Fiddlers Creek CDD No. 2
   (Spl Assmt)
   Ser B
   5.75%, 5/01/13                                         1,850        1,918,654
Fishhawk CDD II
   (Spl Assmt)
   Ser B
   5.00%, 11/01/07                                           20           20,024
   5.125%, 11/01/09                                         710          710,277
Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                           865          872,785
Hammock Bay CDD
   (Spl Assmt)
   Ser B
   5.375%, 5/01/11                                          350          353,969
Heritage Isle at Viera CDD
   5.00%, 11/01/13                                        2,800        2,783,368
Heritage Plantation CDD
   5.10%, 11/01/13                                        1,000        1,002,580
Lakewood Ranch Stewardship District
   5.00%, 5/01/13                                           250          249,895
Landmark at Doral CDD
   5.20%, 5/01/15                                         1,710        1,726,331
Live Oak CDD, No. 002, Spl Assmt
   Ser B
   5.00%, 11/01/09                                          995          990,174
Meadow Pointe IV CDD Capital Impt
   Ser B
   5.125%, 11/01/07                                         230          230,285
Miami Beach Hlth Facs Auth Hosp Rev
   (Mount Sinai Med Ctr)
   Ser 04
   6.75%, 11/15/24                                        3,300        3,734,313
Middle Village CDD
   (Spl Assmt)
   Ser B
   5.00%, 5/01/09                                           320          320,445

Midtown Miami CDD
   Ser 04A
   6.00%, 5/01/24                                         1,420        1,540,629
Monterra CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                        2,965        2,975,733
   5.125%, 11/01/14                                       1,500        1,508,160
Overoaks CDD
   (Capital Impt Rev)
   Ser 4B
   5.125%, 5/01/09                                        1,240        1,244,352
Parkway Center CDD
   (Spl Assmt Ref)
   Ser B
   5.625%, 5/01/14                                        2,510        2,567,655
Paseo CDD
   5.00%, 2/01/11                                         1,150        1,145,492
Quarry CDD
   (Spl Assmt)
   5.25%, 5/01/16                                         2,600        2,651,974
Sandy Creek CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                        4,910        4,913,044
Sterling Hill CDD
   (Capital Impt)
   Ser B
   5.50%, 11/01/10                                          430          434,167
Tern Bay CDD
   (Capital Impt Rev)
   Ser B
   5.00%, 5/01/15                                         1,490        1,486,171
Venetian CDD
   (Capital Impt)
   Ser B
   5.95%, 5/01/12                                           380          395,352
Verano Ctr CDD
   (Infrastructure Proj)
   Ser B
   5.00%, 11/01/13                                        2,000        1,999,440
West Villages Impt Dist
   (Spl Assmt Unit of Dev No 2)
   5.35%, 5/01/15                                         2,000        2,023,000
                                                                  --------------
                                                                      58,844,408
                                                                  --------------
Guam - 0.4%
Guam Govt Wtrwrks Auth
   5.00%, 7/01/11                                         2,160        2,204,237
Guam Govt Wtrwrks Auth Cops
   Prerefunded
   5.18%, 7/01/15                                         3,424        3,539,730
                                                                  --------------
                                                                       5,743,967
                                                                  --------------

Illinois - 0.3%
Bolingbrook Sales Tax Rev
   5.75%, 1/01/15 (c)                                     2,000        1,947,020
Pingree Grove Village II
   (CamBrdg Lakes Proj)
   Ser 5-1
   5.25%, 3/01/15                                         1,298        1,314,160
Town of Cortland
   5.50%, 3/01/17                                         1,321        1,340,947
                                                                  --------------
                                                                       4,602,127
                                                                  --------------
Indiana - 0.2%
South Bend Econ Dev
   (One Michiana Square Proj)
   4.515%, 10/01/09 (b)                                   3,110        2,969,988
                                                                  --------------
Louisiana - 0.2%
Juban Park CDD
   5.15%, 10/01/14                                        2,480        2,489,498
Whispering Spring Development District
   5.20%, 10/01/21                                        1,500        1,505,505
                                                                  --------------
                                                                       3,995,003
                                                                  --------------
Nevada - 0.5%
Clark Cnty Spl Impt
   (Dist No. 142)
   4.75%, 8/01/09                                         2,945        2,984,051
Henderson Local Impt Dists No. T-16
   4.625%, 3/01/12                                          550          552,733
Henderson Local Impt Dists No. T-18
   4.35%, 9/01/09                                           950          949,478
Las Vegas Spl Impt Dist No. 607 Local Impt
   Bonds
   5.00%, 6/01/10                                         1,905        1,914,982
   5.35%, 6/01/12                                         1,395        1,423,611
                                                                  --------------
                                                                       7,824,855
                                                                  --------------
North Carolina - 0.3%
North Carolina Eastern Mun Pwr Agy Pwr
   Sys
   5.375%, 1/01/10 - 1/01/17                              4,730        4,973,694
                                                                  --------------
Ohio - 0.4%
Ohio State Air Quality Dev Auth Rev
   (Cleveland Poll Ctrl)
   Ser B
   3.75%, 10/01/30 (b)                                    5,095        5,076,098
Port Auth Columbiana Cnty SWFR
   (Liberty Waste Trans LLC Proj) AMT
   Ser A
   7.00%, 8/01/21                                         1,600        1,626,016
                                                                  --------------
                                                                       6,702,114
                                                                  --------------

Pennsylvania - 0.2%
   Beaver Cnty IDA PCR
   (Cleveland Electric Proj)
   Ser 98
   3.75%, 10/01/30 (b)                                    1,075        1,071,012
Montgomery Cnty IDA Rev
   (Whitemarsh Continuing Care)
   6.00%, 2/01/21                                         1,515        1,607,687
                                                                  --------------
                                                                       2,678,699
                                                                  --------------
Puerto Rico - 5.2%
Commonwealth of Puerto Rico
   5.00%, 7/01/13                                         2,005        2,125,681
   FSA Ser C
   5.00%, 7/01/21 (b)                                    10,255       10,473,636
   MBIA
   6.25%, 7/01/09                                         1,810        1,921,550
   Ser A
   5.00%, 7/01/30 (b)                                       810          851,618
Commonwealth of Puerto Rico
   (Ref Pub Impt)
   MBIA-IBC Ser A
   5.50%, 7/01/15                                         6,575        7,425,542
Commonwealth of Puerto Rico Govt Dev Bk
   5.00%, 12/01/11 - 12/01/13                            13,350       14,088,970
Puerto Rico Hwy & Transp Auth Transp
   Rev
   5.00%, 7/01/07                                         2,000        2,009,540
Puerto Rico Infrastructure Financing
   Authority
   AMBAC
   5.50%, 7/01/14                                        14,765       16,510,518
Puerto Rico Pub Fin Corp
   (Commonwealth Appropriated)
   AMBAC
   5.25%, 8/01/30 (b)                                     4,360        4,661,625
   FGIC Ser A
   5.25%, 8/01/31 (b)                                    14,665       15,679,525
Puerto Rico Pubc Bldgs Auth Rev
   (Ref Govt Facs)
   5.25%, 7/01/08                                         1,000        1,017,630
   AMBAC
   5.00%, 7/01/36 (b)                                     6,955        7,404,154
Puerto Rico Public Buildings Authority
   GTD
   5.00%, 7/01/28 (b)                                     1,000        1,051,380
                                                                  --------------
                                                                      85,221,369
                                                                  --------------
South Carolina - 0.1%
Lancaster Cnty Assmt Rev
   (Edenmoor Impt Dist)
   Ser B
   5.375%, 12/01/16                                       1,335        1,371,819
                                                                  --------------
Virginia - 0.5%
Broad Street CDA
   7.125%, 6/01/15                                        1,785        1,964,589
Celebrate North CDD Spl Assmt Rev
   (Celebrate VA)
   Ser B
   6.25%, 3/01/18                                         1,750        1,868,807
Louisa IDA PCR
   (Elec & Pwr Co.)
   5.25%, 12/01/08                                        4,925        4,980,259
                                                                  --------------
                                                                       8,813,655
                                                                  --------------
Total Long-Term Municipal Bonds
   (cost $1,584,011,209)                                           1,600,428,769
                                                                  --------------

Short-Term Municipal Notes - 0.7%
New York - 0.7%
MTA New York Svc Contract
   SubSer G-2
   3.88%, 11/01/26 (b)(d)(e)                              4,000        4,000,000
New York City TFA
   3.89%, 11/01/22 (b)(d)(e)                              5,300        5,300,000
   3.90%, 2/01/31 (b)(d)(e)                               1,400        1,400,000
                                                                  --------------
Total Short-Term Municipal Notes
   (cost $10,700,000)                                                 10,700,000
                                                                  --------------
Total Investments - 98.9%
   (cost $1,594,711,209)                                           1,611,128,769
Other assets less liabilities - 1.1%                                  18,160,838
                                                                  --------------
Net Assets - 100.0%                                               $1,629,289,607
                                                                  --------------
INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                        -----------------------------
               Notional                    Payments        Payments       Unrealized
Swap            Amount    Termination      made by       received by     Appreciation/
Counterparty    (000)         Date      the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
Citigroup       $13,700     6/22/07           BMA           2.962%         $(74,096)
Citigroup        16,000    11/10/26         3.388%            BMA            77,970
Goldman
   Sachs          7,000     1/05/07           BMA           3.405%           (4,551)
JPMorgan
   Chase         13,400     4/05/07           BMA           2.988%          (48,177)
JPMorgan
   Chase          7,400    10/01/07           BMA           3.635%             (216)
JPMorgan
   Chase         44,600    11/10/11           BMA           3.482%          (98,114)
Merill Lynch      7,500     7/12/08           BMA           3.815%           36,276

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA      -   American Capital Access Financial Guaranty Corporation
AMBAC    -   American Bond Assurance Corporation
AMT      -   Alternative Minimum Tax (subject to)
BAN      -   Bond Anticipation Note
BMA      -   Bond Market Association
CDA      -   Community Development Administration
CDD      -   Community Development District
CFD      -   Community Facilities District
ETM      -   Escrow to Maturity
FGIC     -   Financial Guaranty Insurance Company
FHA      -   Federal Housing Administration
FSA      -   Financial Security Assurance Inc.
GO       -   General Obligation
HDC      -   Housing Development Corporation
HFA      -   Housing Finance Authority
IDA      -   Industrial Development Authority/Agency
MBIA     -   Municipal Bond Investors Assurance
MTA      -   Metropolitan Transportation Authority
PCR      -   Pollution Control Revenue
SONYMA   -   State of New York Mortgage Agency
SWFR     -   Solid Waste Facility Revenue
TFA      -   Transitional Finance Authority
XLCA     -   XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.
Short Duration Diversified Municipal
Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)
                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.0%
Long-Term Municipal Bonds - 93.5%
California - 2.7%
California Econ Rec Bds
   Ser A
   5.00%, 7/01/09                                          $2,745   $  2,835,146
California State GO
   5.00%, 3/01/08 - 2/01/10                                 2,960      3,024,403
Murrieta CFD
   (Spl Tax)
   3.20%, 9/01/08                                             100         98,962
                                                                    ------------
                                                                       5,958,511
                                                                    ------------
Colorado - 3.0%
Colorado Dept of Transp
   MBIA
   5.25%, 6/15/09                                           5,950      6,173,661
Colorado HFA
   7.25%, 5/01/27                                             335        340,705
Todd Creek Farms Metropolitan Dist No. 1
   (Wtr Rev Ref & Impt)
   4.75%, 12/01/09                                            100        100,346
                                                                    ------------
                                                                       6,614,712
                                                                    ------------
Connecticut - 0.1%
Connecticut State, Hlth & Ed Fac Auth
   Rev, Hop for Spl Care
   Ser A
   5.125%, 7/01/07                                            190        191,056
                                                                    ------------
Delaware - 2.0%
Bridgeville
   (Heritage Shores Spl Dev Dist)
   Ser B
   5.125%, 7/01/35                                          1,400      1,403,976
Delaware Transportation Authority Motor
   Fuel Tax Revenue
   FSA
   5.00%, 7/01/09                                           2,920      3,014,462
                                                                    ------------
                                                                       4,418,438
                                                                    ------------

District Of Columbia - 0.2%
District of Columbia HFA
   GNMA/FNMA/FHLMC
   6.85%, 6/01/31                                             405        413,537
                                                                    ------------
Florida - 13.9%
Bonita Springs Vasari CDD Rev
   (Capital Impt)
   Ser B
   6.20%, 5/01/09                                             100        100,366
County of Broward FL
   5.00%, 1/01/10                                           1,000      1,037,640
Daytona Beach Wtr & Swr Rev
   6.75%, 11/15/07                                          1,120      1,150,162
Dupree Lakes CDD
   5.00%, 11/01/10                                            120        119,777
Florida Hurricane Catastrophe Fund
   5.00%, 7/01/08                                           6,110      6,231,345
Florida Municipal Power Agency
   FSA
   5.00%, 10/01/08                                          1,800      1,841,472
Florida State Board of Education
   FGIC
   5.50%, 7/01/09                                           4,710      4,915,733
Florida State Department of Environmental
   Protection
   MBIA
   5.00%, 7/01/08                                           1,615      1,647,542
   MBIA Ser A
   5.00%, 7/01/08                                           5,035      5,136,455
Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                              95         95,855
Hammock Bay CDD
   (Spl Assmt)
   Ser B
   5.375%, 5/01/11                                            105        106,191
Harbor Bay CDD
   (Capital Impt Rev)
   Ser B
   6.35%, 5/01/10                                             115        116,419
Heritage Isle at Viera CDD
   Ser 4B
   5.00%, 11/01/09                                            265        264,292
Heritage Plantation Community
   Development District
   5.10%, 11/01/13                                            155        155,400
Huntington CDD
   Ser 4B
   5.00%, 5/01/09                                             130        129,540
JEA Elec Sys Rev
   XLCA Ser 02-03A
   5.375%, 10/01/32                                         1,185      1,200,618

Manatee Cnty CDD
   (Heritage Harbor South)
   Ser 02B
   5.40%, 11/01/08                                              5          5,020
Meadow Pointe III CDD
   Ser 4B
   5.00%, 5/01/09                                             215        214,626
Meadow Pointe III CDD
   (Capital Impt Rev)
   Ser 2004-1
   4.80%, 11/01/09                                            310        307,241
Narcoossee CDD
   (Spl Assmt)
   Ser B
   5.75%, 5/01/08                                              20         20,066
Overoaks CDD
   (Capital Impt Rev)
   Ser 4B
   5.125%, 5/01/09                                            390        391,369
Palm Beach Cnty Sch Brd
   AMBAC
   5.00%, 8/01/07                                           1,000      1,007,870
Parkway Center CDD
   (Spl Assmt Ref)
   Ser B
   5.625%, 5/01/14                                            245        250,628
Paseo CDD
   (Capital Impt Rev)
   Ser B
   4.875%, 5/01/10                                          1,225      1,222,721
Reunion East CDD(Spl Assmt)
   Ser B
   5.90%, 11/01/07                                            100        100,173
Riverwood Estates CDD
   5.00%, 5/01/13                                             540        536,906
Rolling Hills CDD
   5.125%, 11/01/13                                           535        534,080
Saddlebrook CDD
   (Spl Assmt)
   Ser B
   6.25%, 5/01/09                                               5          5,078
Sandy Creek CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                          1,325      1,325,821
Seven Oaks CDD II
   (Spl Assmt Rev)
   Ser B
   5.00%, 5/01/09                                             270        270,386
Villasol CDD
   (Spl Assmt Rev)
   Ser B
   5.375%, 5/01/08                                            100        100,330

Waterchase CDD
   (Capital Impt Rev)
   Ser B
   5.90%, 5/01/08                                              15         15,049
                                                                    ------------
                                                                      30,556,171
                                                                    ------------
Georgia - 0.1%
Georgia State HFA
   4.875%, 12/01/15                                           195        195,367
                                                                    ------------
Guam - 0.6%
Guam Govt Wtrwrks Auth Cops
   Prerefunded
   5.18%, 7/01/15                                             626        647,324
Guam Govt Wtrwrks Auth Wastewater
   Sup Rev
   5.00%, 7/01/08                                             620        625,220
                                                                    ------------
                                                                       1,272,544
                                                                    ------------
Illinois - 1.5%
City of Chicago IL
   FGIC
   5.375%, 1/01/34                                          1,060      1,104,467
Cook County Township High School
   District No 227-Rich Township
   4.25%, 1/01/26 (a)(b)                                    1,000        999,990
Illinois Finance Authority
   4.50%, 5/01/07                                             750        751,200
   5.00%, 5/01/08                                             215        217,597
Pingree Grove Village II
   (CamBrdg Lakes Proj)
   Ser 5-1
   5.25%, 3/01/15                                             260        263,237
                                                                    ------------
                                                                       3,336,491
                                                                    ------------
Indiana - 2.9%
Indiana Health & Educational Facilities
   Finance Authority
   5.00%, 2/15/07 - 2/15/08                                 1,325      1,334,509
Indiana Hlth Fac Fin Auth
   (Ascension Health Subordinated Credit)
   Ser 5A
   5.00%, 5/01/07                                           4,960      4,980,981
                                                                    ------------
                                                                       6,315,490
                                                                    ------------
Louisiana - 0.3%
Whispering Spring Development District
   5.20%, 10/01/21                                            670        672,459
                                                                    ------------
Maryland - 3.3%
Maryland State
   5.00%, 8/01/08                                           3,725      3,805,758
   Ser 05A
   5.00%, 8/01/08                                           3,500      3,575,880
                                                                    ------------
                                                                       7,381,638
                                                                    ------------

Massachusetts - 5.9%
Commonwealth of Massachusetts
   5.00%, 8/01/07                                           1,485      1,496,850
   FGIC
   5.00%, 1/01/09                                           5,000      5,129,500
   MBIA Ser A
   5.50%, 2/01/10                                           5,000      5,269,600
Massachusetts Dev Fin Agy
   MBIA
   5.25%, 1/01/08                                           1,000      1,014,950
                                                                    ------------
                                                                      12,910,900
                                                                    ------------
Michigan - 0.7%
Detroit Michigan Sew Disp Rev
   FSA
   3.597%, 7/01/32 (a)(b)                                   1,580      1,582,386
                                                                    ------------
Missouri - 3.7%
Bi-State Development Agency
   3.95%, 10/01/35 (b)                                      8,135      8,185,112
                                                                    ------------
Nevada - 1.1%
Clark County Improvement District
   3.75%, 8/01/08                                             500        497,045
Henderson Local Improvement Districts
   4.00%, 3/01/08                                           1,005      1,003,271
Henderson Local Impt Dists No. T-16
   4.75%, 3/01/13                                              85         86,006
Henderson Local Impt Dists No. T-17
   3.60%, 9/01/07                                             225        223,868
   4.00%, 9/01/09                                             640        636,627
                                                                    ------------
                                                                       2,446,817
                                                                    ------------
New Jersey - 4.9%
Essex County Improv Auth
   MBIA-IBC
   6.50%, 12/01/12                                          1,040      1,040,915
New Jersey Eco Dev Auth Rev
   (Cigarette Tax)
   5.00%, 6/15/07 - 6/15/08                                 2,120      2,141,110
   FGIC
   5.00%, 6/15/09                                           2,345      2,416,218
New Jersey Health Care Facilities
   Financing Authority
   5.00%, 7/01/07                                           1,000      1,005,870
New Jersey State Hwy Auth
   5.625%, 1/01/30                                          2,630      2,801,870
New Jersey State Tpk Auth
   MBIA
   5.50%, 1/01/30                                           1,370      1,442,404
                                                                    ------------
                                                                      10,848,387
                                                                    ------------

New Mexico - 4.0%
New Mexico Hospital Equipment Loan
   Council
   FSA
   3.91%, 8/01/30 (c)(d)                                    1,000      1,000,000
State of New Mexico
   MBIA
   5.00%, 7/01/07                                           7,800      7,853,430
                                                                    ------------
                                                                       8,853,430
                                                                    ------------
New York - 9.8%
City of New York NY
   5.00%, 8/01/07                                           4,460      4,494,342
   5.25%, 8/01/07                                           1,000      1,009,110
County of Rockland NY
   4.50%, 3/22/07                                           4,380      4,386,658
Long Island Power Authority
   5.75%, 12/01/24                                          8,400      8,728,944
New York City TFA
   Ser B
   5.25%, 2/01/29 (b)                                       1,050      1,106,542
Tobacco Settlement Fin Auth
   5.50%, 6/01/10                                              15         15,012
Tobacco Settlement Fin Corp
   (Tobacco Asset-Backed Bds)
   Ser A-1
   5.25%, 6/01/12                                           1,800      1,801,332
                                                                    ------------
                                                                      21,541,940
                                                                    ------------
North Carolina - 1.1%
North Carolina Eastern Muni Pwr Agy
   MBIA
   5.875%, 1/01/21                                          2,460      2,509,200
                                                                    ------------
Ohio - 0.4%
Akron Bath Copley Joint Township
   Hospital District
   4.00%, 1/01/08                                           1,000      1,000,480
                                                                    ------------
Pennsylvania - 11.8%
Allegheny Cnty Hosp Dev Auth Rev
   (West Pennsylvania Hlth Sys)
   Ser B
   9.25%, 11/15/22                                            430        510,780
Commonwealth of Pennsylvania
   5.00%, 10/01/07 (e)                                      7,930      8,010,648
   5.75%, 10/01/14                                          5,225      5,561,438
   FGIC
   5.00%, 7/01/08                                           4,830      4,929,450
   5.75%, 10/01/15                                          5,435      5,784,959
Delaware Valley Regional Fin Auth
   AMBAC Ser A
   6.84%, 7/01/27 (b)                                         815        801,781
Philadelphia Auth for IDR
   (Leadership Learning Partners)
   Ser 05A
   4.60%, 7/01/15                                             325        326,046
                                                                    ------------
                                                                      25,925,102
                                                                    ------------

Puerto Rico - 4.3%
Commonwealth of Puerto Rico
   MBIA Ser C
   5.00%, 7/01/28 (b)                                       6,255      6,388,357
   Ser C
   5.00%, 7/01/18 (b)                                       3,115      3,163,282
                                                                    ------------
                                                                       9,551,639
                                                                    ------------
Rhode Island - 0.7%
Rhode Island Hsg & Mtg Fin Corp
   2.25%, 3/15/07                                           1,520      1,513,510
                                                                    ------------
South Carolina - 1.6%
Richland Cnty Env Impt Rev
   (Int'l Paper Co. Proj)
   Ser A
   4.25%, 10/01/07                                          1,005      1,006,548
South Carolina Trans Infrastructure Bk
   AMBAC
   5.50%, 10/01/11                                          2,455      2,597,193
                                                                    ------------
                                                                       3,603,741
                                                                    ------------
Tennessee - 1.1%
Metropolitan Govt Nashville & Davidson
   Cnty
   Ser C
   5.00%, 2/01/08                                           2,325      2,358,713
                                                                    ------------
Texas - 8.0%
City of Houston TX
   FSA
   5.50%, 12/01/08                                          5,000      5,171,650
City of San Antonio TX
   5.00%, 8/01/08                                           9,245      9,441,179
Dallas County Comnty College Dist
   5.00%, 2/15/08                                           1,250      1,269,025
Richardson Independent Sch Dist
   PSF-GTD
   4.00%, 2/15/08                                           1,300      1,305,161
Willacy County TX
   (Loc Govt Corp Proj)
   6.00%, 3/01/09                                             340        345,294
                                                                    ------------
                                                                      17,532,309
                                                                    ------------
Virginia - 3.3%
Broad Street CDA
   7.125%, 6/01/15                                            370        407,226
Virginia Pub Sch Auth
   5.00%, 4/15/07                                           6,910      6,935,498
                                                                    ------------
                                                                       7,342,724
                                                                    ------------
Wisconsin - 0.5%
Wisconsin Health & Educational Facilities
   Authority
   5.00%, 8/15/07                                           1,000      1,006,140
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $206,807,173)                                               206,038,944
                                                                    ------------

Short-Term Municipal Notes - 4.5%
Alaska - 1.3%
North Slope Boro AK
   4.02%, 7/01/25 (b)(c)(f)                                 1,100      1,100,000
Valdez Marine Term Rev
   (BP Pipelines Project)
   Ser 03B
   3.97%, 7/01/37 (c)(f)                                    1,800      1,800,000
                                                                    ------------
                                                                       2,900,000
                                                                    ------------
Florida - 0.3%
Alachua Cnty Fla Health Facs
   3.99%, 12/01/12 (c)(f)                                     600        600,000
                                                                    ------------
Illinois - 0.7%
Romoeoville IL Rev Frn
   4.00%, 10/01/36 (c)(f)                                   1,500      1,500,000
                                                                    ------------
Kentucky - 0.3%
Louisville & Jefferson County Regional
   Airport Authority
   4.04%, 1/01/29 (b)(c)(f)                                   600        600,000
                                                                    ------------
Missouri - 0.2%
Missouri State Hlth & Ed Fac Auth
   AMBAC
   4.00%, 6/01/22 (c)(f)                                      500        500,000
                                                                    ------------
South Carolina - 0.8%
Berkeley County SC
   3.97%, 7/01/12 (b)(c)(f)                                 1,700      1,700,000
                                                                    ------------
Texas - 0.3%
Lower Neches Vally Auth Frn Dd
   3.90%, 4/01/26 (b)(c)(f)                                   700        700,000
                                                                    ------------
Washington - 0.6%
Port Bellingham Ind Dev Corp. Env Facs
   Ind Rev, West Coast Prods LLC PJ
   4.02%, 12/01/33 (b)(c)(f)                                1,400      1,400,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $9,900,000)                                                   9,900,000
                                                                    ------------
Total Municipal Obligations
   (cost $216,707,173)                                               215,938,944
                                                                    ------------
CORPORATE DEBT OBLIGATIONS - 0.9%
Federal Home Loan Bank System
   Ser 469
   3.375%, 9/14/07
   (cost $1,971,011)                                        2,000      1,975,254
                                                                    ------------

Total Investments - 98.9%
   (cost $218,678,184)                                               217,914,198
Other assets less liabilities - 1.1%                                   2,443,390
                                                                    ------------
Net Assets - 100.0%                                                 $220,357,588
                                                                    ------------
INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         -----------------------------
                Notional                    Payments       Payments       Unrealized
Swap             Amount    Termination      made by       received by    Appreciation/
Counterparty     (000)        Date       the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
Citigroup        $2,300       6/22/07          BMA           2.962%         $(12,439)
Citigroup         1,600      11/10/26        3.388%            BMA             7,739
Goldman
   Sachs          1,300       1/05/07          BMA           3.405%             (845)
JPMorgan
   Chase          2,500       4/05/07          BMA           2.988%           (8,988)
JPMorgan
   Chase          1,100      10/01/07          BMA           3.635%              (32)
JPMorgan
   Chase          4,500      11/10/11          BMA           3.482%           (9,899)
Merrill Lynch     1,000       7/12/08          BMA           3.815%            4,837

(a) Floating Rate Security. Stated interest rate was in effect at December 31, 2006.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)  When-Issued security.

(e) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(f) Position, or a portion thereof, has been segregated to collateralize when issued securities.

Glossary:

AMBAC     -   American Bond Assurance Corporation
BMA       -   Bond Market Association
CDA       -   Community Development Administration
CDD       -   Community Development District
CFD       -   Community Facilities District
FGIC      -   Financial Guaranty Insurance Company
FSA       -   Financial Security Assurance Inc.
GNMA      -   Government National Mortgage Association
GO        -   General Obligation
HFA       -   Housing Finance Authority
IDR       -   Industrial Development Revenue
MBIA      -   Municipal Bond Investors Assurance
PSF-GTD   -   (Texas) Permanent Schools Fund
TFA       -   Transitional Finance Authority
XLCA      -   XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.
Short Duration California Muni Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 96.0%
Long-Term Municipal Bonds - 93.1%
California - 71.8%
California Econ Rec Bds
   5.00%, 1/01/08                                          $1,000   $ 1,014,300
   Ser A
   5.00%, 7/01/08                                           1,000     1,021,470
   5.25%, 7/01/12                                           2,000     2,156,900
California Rural Home Mtg Fin Auth SFMR
   (Mortgage-Backed Securities Program)
   GNMA/FNMA Ser A
   6.55%, 6/01/30 (a)                                         225       231,505
California School Cash Reserve Prog COP
   (2006-2007 Trans)
   Ser A
   4.50%, 7/06/07                                           1,000     1,004,790
California State Department of Water
   Resources
   MBIA
   5.25%, 5/01/07                                           2,680     2,695,142
California State GO
   5.00%, 3/01/09                                           1,065     1,095,651
   5.25%, 2/01/11                                           1,150     1,218,160
   Ser 3
   5.00%, 3/01/08                                             150       152,406
California State GO
   (Veterans Bds)
   Ser AN
   9.00%, 4/01/08                                             320       340,125
California Statewide CDA
   (Daughters of Charity Hlth)
   Ser F
   5.00%, 7/01/07                                             510       512,800
California Statewide CDA Rev
   (Kaiser Permanente)
   Ser A
   2.55%, 8/01/31 (a)                                         695       695,000
Compton Community Redevelopment
   Agency
   AMBAC
   5.00%, 8/01/08                                           1,350     1,381,360

Contra Costa County Multi Family Hsg Rev
   (Pleasant Hill BART Transit-A) AMT
   3.95%, 4/15/46 (a)                                       2,000     2,002,580
CSUCI Financing Authority
   2.50%, 8/01/44 (a)                                       1,000       992,880
Foothill Eastern Transportation Corridor
   Agency
   7.15%, 1/01/13 (b)                                       1,000     1,120,240
   MBIA
   5.50%, 1/15/08                                           2,285     2,331,523
Fullerton Redev Agy
   (Southern California Optometry)
   RADIAN
   5.00%, 4/01/34 (a)                                       1,280     1,283,187
Golden State Tobacco Securitization Corp.
   5.75%, 6/01/21                                           5,000     5,144,750
Imperial Redev Agy
   (Redev Proj Sub Nts)
   4.50%, 12/01/11                                            360       360,418
Long Beach Harbor Rev AMT
   MBIA Ser A
   5.00%, 5/15/07                                           1,155     1,160,659
Los Angeles County Public Works
   Financing Authority
   FGIC
   5.00%, 9/01/08                                           3,015     3,086,124
Los Angeles County Tax & Rev Antic Notes
   GTD
   4.50%, 6/29/07                                           2,575     2,586,974
Los Angeles Department of Airports
   MBIA
   5.00%, 5/15/08                                           1,425     1,449,923
Los Angeles Harbor Department
   MBIA
   5.00%, 8/01/08                                           1,170     1,195,366
Los Angeles Tax & Rev Antic Notes
   4.50%, 6/29/07                                           2,910     2,923,590
Los Angeles Unified School District
   5.00%, 7/01/08                                           2,500     2,553,675
   AMBAC
   5.00%, 7/01/10                                           1,535     1,606,454
Murrieta CFD
   (Spl Tax)
   3.20%, 9/01/08                                             200       197,924
Orange County Public Financing Authority
   MBIA
   4.00%, 7/01/07                                           1,000     1,002,120
Port of Oakland
   MBIA
   5.375%, 11/01/10                                         1,390     1,434,605

Sacramento Area Flood Control Agy
   AMBAC
   5.00%, 10/01/07                                          1,015     1,026,297
Sacramento Cnty Tax & Rev Antic Notes
   4.50%, 7/17/07                                           3,630     3,648,586
San Joaquin Hills Trns Corridor Agy Toll
   Rd Rev Prerefunded
   7.55%, 1/01/10                                           1,000     1,058,760
University of California
   5.00%, 5/15/09 (c)                                       2,490     2,554,366
Upland Cmnty Redev Agy Tax Alloc Notes
   (Magnolia Redev Proj)
   3.90%, 11/01/09                                            180       181,375
                                                                    -----------
                                                                     54,421,985
                                                                    -----------
Delaware - 0.5%
Bridgeville
   (Heritage Shores Spl Dev Dist)
   Ser B
   5.125%, 7/01/35                                            400       401,136
                                                                    -----------
Florida - 3.2%
Durbin Crossing CDD
   5.25%, 11/01/15                                            190       189,510
Fishhawk CDD II
   (Spl Assmt)
   Ser B
   5.00%, 11/01/07                                             10        10,012
Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                              70        70,630
Hammock Bay CDD
   (Spl Assmt)
   Ser B
   5.375%, 5/01/11                                             55        55,624
Heritage Isle at Viera CDD
   Ser 4B
   5.00%, 11/01/09                                            100        99,733
Huntington CDD
   Ser 4B
   5.00%, 5/01/09                                             100        99,646
Lake Ashton II CDD
   5.00%, 11/01/11                                            190       189,519
Live Oak CDD, No. 002, Spl Assmt
   Ser B
   5.00%, 11/01/09                                            105       104,491
Meadow Woods CDD
   Ser 4B
   5.25%, 5/01/11                                             155       155,195
Palm Glades CDD
   4.85%, 8/01/11                                             255       255,599
Paseo CDD
   5.00%, 2/01/11                                             375       373,530
Paseo CDD
   (Capital Impt Rev)
   Ser B

   4.875%, 5/01/10                                             75        74,861
Sandy Creek CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                            260       260,161
Seven Oaks CDD II
   (Spl Assmt Rev)
   Ser B
   5.00%, 5/01/09                                             110       110,157
Tern Bay CDD
   (Capital Impt Rev)
   Ser B
   5.00%, 5/01/15                                             105       104,730
Villasol CDD
   (Spl Assmt Rev)
   Ser B
   5.375%, 5/01/08                                            100       100,330
Vizcaya CDD
   6.25%, 3/30/07                                             200       199,914
                                                                    -----------
                                                                      2,453,642
                                                                    -----------
Guam - 0.4%
Guam Govt Wtrwrks Auth Cops
   Prerefunded
   5.18%, 7/01/15                                             169       174,675
Guam Govt Wtrwrks Auth Wastewater
   Sup Rev
   5.00%, 7/01/08                                             150       151,263
                                                                    -----------
                                                                        325,938
                                                                    -----------
Indiana - 0.3%
South Bend Econ Dev
   (One Michiana Square Proj)
   4.515%, 10/01/09 (a)                                       190       181,446
                                                                    -----------
Louisiana - 0.5%
Coves of the Highland County Community
   Development District
   5.60%, 11/01/21                                            200       199,820
Orange Grove Community Development
   District
   5.30%, 11/01/21                                            200       200,752
                                                                    -----------
                                                                        400,572
                                                                    -----------
Nevada - 0.2%
Henderson Local Impt Dists No. T-18
   4.35%, 9/01/09                                             165       164,909
                                                                    -----------
Puerto Rico - 15.0%
Commonwealth of Puerto Rico
   4.50%, 7/30/07                                           3,030     3,045,786
   FSA Ser C
   5.00%, 7/01/21 (a)                                       1,850     1,889,442
Commonwealth of Puerto Rico(Ref Pub
   Impt)
   MBIA Ser C
   5.00%, 7/01/28 (a)                                       2,530     2,583,940

Puerto Rico Electric Power Authority
   MBIA
   5.25%, 7/01/09                                           2,710     2,816,313
Puerto Rico Muni Fin Agy
   5.00%, 8/01/09                                           1,000     1,026,180
                                                                    -----------
                                                                     11,361,661
                                                                    -----------
Texas - 0.5%
Willacy County TX
   (Loc Govt Corp Proj)
   6.00%, 3/01/09                                             350       355,450
                                                                    -----------
Virginia - 0.7%
Broad Street CDA
   7.125%, 6/01/15                                            130       143,079
Louisa IDA PCR
   (Elec & Pwr Co.)
   5.25%, 12/01/08                                            380       384,264
                                                                    -----------
                                                                        527,343
                                                                    -----------
Total Long-Term Municipal Bonds
   (cost $70,667,887)                                                70,594,082
                                                                    -----------
Short-Term Municipal Notes - 2.9%
California - 2.9%
California Go
   3.78%, 5/01/40 (a)(d)(e)                                 1,300     1,300,000
California Infrastructure & Econ Dev Bank
   Rev
   (Rand Corp)
   AMBAC Ser B
   3.75%, 4/01/42 (a)(d)(e)                                   400       400,000
California Pollution Control Financing
   Authority
   3.71%, 12/01/29 (d)(e)                                     500       500,000
                                                                    -----------
Total Short-Term Municipal Notes
   (cost $2,200,000)                                                  2,200,000
                                                                    -----------
Total Municipal Obligations
   (cost $72,867,887)                                                72,794,082
                                                                    -----------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 5.5%
Federal Home Loan Bank
   3.625%, 6/20/07                                          1,030     1,022,506
   676
   5.50%, 1/28/08                                           3,170     3,179,421
                                                                    -----------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $4,200,193)                                                  4,201,927
                                                                    -----------

Total Investments - 101.5%
   (cost $77,068,080)                                                76,996,009
Other assets less liabilities - (1.5)%                               (1,163,918)
                                                                    -----------
Net Assets - 100.0%                                                 $75,832,091
                                                                    -----------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         -----------------------------
                Notional                    Payments       Payments        Unrealized
Swap             Amount    Termination      made by       received by     Appreciation/
Counterparty      (000)        Date      the Portfolio   the Portfolio   (Depreciation)
---------------------------------------------------------------------------------------
Citigroup         $ 700       6/22/07          BMA           2.962%         $(3,786)
Citigroup           600      11/10/26        3.388%            BMA*           2,924
Goldman
   Sachs            300       1/05/07          BMA           3.405%            (195)
JPMorgan
   Chase            600       4/05/07          BMA           2.988%          (2,157)
JPMorgan
   Chase            400      10/01/07          BMA           3.635%             (12)
JPMorgan
   Chase          1,700      11/10/11          BMA           3.482%          (3,740)
Merrill Lynch       400       7/12/08          BMA           3.815%           1,935

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)  When-Issued security.

(d) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

AMBAC      -   American Bond Assurance Corporation
AMT BART   -   Alternative Minimum Tax (subject to) Bay
               Area Rapid Transit
BMA        -   Bond Market Association
CDA        -   Community Development Administration
CDD        -   Community Development District
CFD        -   Community Facilities District
COP        -   Certificate of Participation
CSUCI      -   California State University Channel Islands
FGIC       -   Financial Guaranty Insurance Company
FSA        -   Financial Security Assurance Inc.
GNMA       -   Government National Mortgage Association
GO         -   General Obligation
IDA        -   Industrial Development Authority/Agency
MBIA       -   Municipal Bond Investors Assurance
PCR        -   Pollution Control Revenue
RADIAN     -   Radian Group, Inc.
SFMR       -   Single Family Mortgage Revenue
TRAN       -   Tax & Revenue Anticipation Note

Sanford C. Bernstein Fund, Inc.
Short Duration New York Muni Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                       Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 91.9%
New York - 77.2%
Buffalo Fiscal Stability Authority
   4.25%, 8/14/07                                        $2,245     $  2,254,137
City of New York NY
   AMBAC
   7.50%, 6/01/07                                         1,180        1,198,892
   FSA
   7.00%, 8/01/07                                         2,220        2,256,142
City of Schenectady NY
   4.50%, 5/24/07                                         2,080        2,086,490
City of Syracuse NY
   4.25%, 7/10/07                                         1,200        1,204,104
County of Rockland NY
   4.50%, 3/22/07                                         7,100        7,110,792
Dutchess Cnty Resource Recovery Agy
   (Solid Waste Sys) BANS
   3.65%, 12/28/07                                          600          595,602
Long Island Power Authority
   5.75%, 12/01/24                                        3,800        3,948,808
   MBIA-IBC
   5.25%, 12/01/26                                        1,640        1,693,070
Metropolitan Transportation Authority
   FGIC
   5.25%, 11/15/22                                        1,830        1,961,010
Municipal Assistance Corp. for the City of
   New York
   5.00%, 7/01/08                                         3,635        3,712,498
Nassau County NY
   FGIC
   6.00%, 7/01/08                                         2,135        2,211,604
   FSA
   7.00%, 3/01/10                                         3,030        3,322,425
Nassau County Tobacco Settlement
   Corporation
   6.50%, 7/15/27 (a)                                     3,830        4,130,310
New York City
   AMBAC
   7.25%, 8/15/07                                         1,220        1,247,474

New York City GO
   Ser I
   5.00%, 8/01/10                                         2,400        2,500,248
New York City Industrial Development
   Agency
   5.00%, 1/01/07                                         2,080        2,080,000
   ACA
   3.05%, 7/01/09                                         1,325        1,309,710
New York City Transit Auth/Metropolitan
   Transn Auth/Triborough Bridge & Tunnel
   AMBAC
   5.625%, 1/01/13                                        1,260        1,342,341
New York City Transitional Finance
   Authority
   5.00%, 11/01/07 - 8/01/09                              8,600        8,787,824
New York Local Govt Assist Corp./NY
   6.00%, 4/01/08                                         3,580        3,636,027
The New York Power Authority
   5.00%, 2/15/07                                         2,885        2,889,328
New York State Dormitory Auth Lease
   Rev
   (Court Facs Westchester Cnty)
   5.25%, 8/01/13                                         1,000        1,041,760
New York State Dormitory Authority
   5.00%, 2/15/07 - 7/01/11                               1,660        1,669,534
   AMBAC
   6.125%, 7/01/12                                        3,300        3,593,436
New York State Energy Research & Dev
   Auth
   MBIA
   3.25%, 4/01/34 (b)                                     2,325        2,281,034
New York State Enviro Facs
   (Wtr Rev NYC 02) Prerefunded
   5.75%, 6/15/11                                           585          636,749
New York State Enviro Facs
   (Wtr Rev NYC 02) Unrefunded
   5.75%, 6/15/11                                            90           97,961
New York State Environmental Facilities
   Corp./NY
   5.00%, 6/15/07                                         2,380        2,395,827
   7.20%, 3/15/11                                            45           45,087
New York State Thruway Auth
   MBIA
   5.375%, 4/01/09                                        1,000        1,031,490
New York State Urban Development
   Corp./NY
   5.00%, 1/01/09                                         1,725        1,770,005
   FSA
   5.75%, 1/01/15                                         1,390        1,501,270
South Country Central School District of
   Brookhaven
   5.00%, 6/27/07                                         3,225        3,242,125
Town of Babylon NY
   XLCA
   4.45%, 12/01/20 (b)                                    1,165        1,173,819
TSASC, Inc./NY
   5.70%, 7/15/14                                         2,335        2,451,984
                                                                    ------------
                                                                      84,410,917
                                                                    ------------

Arizona - 0.3%
Watson Road CFD
   (Spl Assmt Rev)
   4.70%, 7/01/09                                           355          356,821
                                                                    ------------
California - 0.3%
Imperial Redev Agy
   (Redev Proj Sub Nts)
   4.50%, 12/01/11                                          355          355,412
                                                                    ------------
Delaware - 0.7%
Bridgeville
   (Heritage Shores Spl Dev Dist)
   Ser B
   5.125%, 7/01/35                                          700          701,988
                                                                    ------------
Florida - 3.3%
Dupree Lakes CDD
   5.00%, 11/01/10                                           70           69,870
Durbin Crossing CDD
   5.25%, 11/01/15                                          265          264,316
Fishhawk CDD II
   (Spl Assmt)
   Ser B
   5.00%, 11/01/07                                           10           10,012
   5.125%, 11/01/09                                         160          160,062
Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                            95           95,855
Hammock Bay CDD
   (Spl Assmt)
   Ser B
   5.375%, 5/01/11                                           95           96,077
Heritage Isle at Viera CDD
   Ser 4B
   5.00%, 11/01/09                                          125          124,666
Huntington CDD
   Ser 4B
   5.00%, 5/01/09                                           100           99,646
Landmark at Doral CDD
   5.20%, 5/01/15                                           255          257,435
Monterra CDD
   (Spl Assmt)
   Ser B
   5.125%, 11/01/14                                         110          110,598
New River CDD
   5.00%, 5/01/13                                           265          263,609
Overoaks CDD
   (Capital Impt Rev)
   Ser 4B
   5.125%, 5/01/09                                          305          306,071

Parkway Center CDD
   (Spl Assmt Ref)
   Ser B
   5.625%, 5/01/14                                          305          312,006
Paseo CDD
   (Capital Impt Rev)
   Ser B
   4.875%, 5/01/10                                          615          613,856
Sandy Creek CDD
   (Spl Assmt)
   Ser B
   5.00%, 11/01/10                                          585          585,363
Seven Oaks CDD II
   (Spl Assmt Rev)
   Ser B
   5.00%, 5/01/09                                           100          100,143
Villasol CDD
   (Spl Assmt Rev)
   Ser B
   5.375%, 5/01/08                                          100          100,330
                                                                    ------------
                                                                       3,569,915
                                                                    ------------
Guam - 0.6%
Guam Govt Wtrwrks Auth Cops
   Prerefunded
   5.18%, 7/01/15                                           323          333,937
Guam Govt Wtrwrks Auth Wastewater
   Sup Rev
   5.00%, 7/01/08                                           300          302,526
                                                                    ------------
                                                                         636,463
                                                                    ------------
Illinois - 0.1%
Pingree Grove Village II
   (CamBrdg Lakes Proj)
   Ser 5-1
   5.25%, 3/01/15                                           152          153,892
                                                                    ------------
Louisiana - 0.6%
Coves of the Highland County Community
   Development District
   5.60%, 11/01/21                                          270          269,757
Juban Park CDD
   5.15%, 10/01/14                                          255          255,977
Whispering Spring Development District
   5.20%, 10/01/21                                          120          120,440
                                                                    ------------
                                                                         646,174
                                                                    ------------
Nevada - 0.0%
Henderson Local Impt Dists No. T-16
   4.75%, 3/01/13                                            40           40,473
                                                                    ------------

Puerto Rico - 8.3%
Commonwealth of Puerto Rico
   MBIA Ser C
   5.00%, 7/01/28 (b)                                     4,350        4,442,742
   Ser C
   5.00%, 7/01/18 (b)                                     1,765        1,792,358
Puerto Rico Hwy & Transp Auth Hwy Rev
   FSA Ser AA
   5.00%, 7/01/26 (b)                                     1,450        1,509,276
University of Puerto Rico
   MBIA
   6.25%, 6/01/07                                         1,355        1,369,837
                                                                    ------------
                                                                       9,114,213
                                                                    ------------
Virginia - 0.5%
Broad Street CDA
   7.125%, 6/01/15                                          200          220,122
Louisa IDA PCR
   (Elec & Pwr Co.)
   5.25%, 12/01/08                                          295          298,310
                                                                    ------------
                                                                         518,432
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $100,467,657)                                               100,504,700
                                                                    ------------
Short-Term Municipal Notes - 5.6%
New York - 5.6%
MTA New York Svc Contract
   SubSer G-2
   3.88%, 11/01/26 (b)(c)                                 1,500        1,500,000
New York City Mun Wtr Fin Auth
   FGIC
   3.90%, 6/15/25 (b)(c)                                  1,500        1,500,000
New York City Municipal Water Finance
   Authority
   3.95%, 6/15/32 (b)(c)                                  2,100        2,100,000
New York Ny Go
   Ser 94a
   3.90%, 8/01/22 (b)(c)                                  1,000        1,000,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $6,100,000)                                                   6,100,000
                                                                    ------------
Total Investments - 97.5%
   (cost $106,567,657)                                               106,604,700
Other assets less liabilities - 2.5%                                   2,690,282
                                                                    ------------
Net Assets - 100.0%                                                 $109,294,982
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                              Rate Type
                                     ----------------------------
              Notional                  Payments       Payments     Unrealized
Swap           Amount   Termination     made by      received by   Appreciation/
Counterparty   (000)       Date      the Portfolio  the Portfolio  (Depreciation)
---------------------------------------------------------------------------------
Citigroup      $1,300     6/22/07         BMA           2.962%          $(7,031)
Citigroup         800    11/10/26        3.884%           BMA             3,899
Goldman
   Sachs       $  600     1/05/07         BMA           3.405%          $  (390)
JPMorgan
   Chase        1,200     4/05/07         BMA           2.988%           (4,314)
JPMorgan
   Chase          600    10/01/07         BMA           3.635%              (18)
JPMorgan
   Chase        2,200    11/10/11         BMA           3.486%           (4,840)
Merill Lynch      500     7/12/08         BMA           3.815%            2,418

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA         -   American Capital Access Financial Guaranty Corporation
AMBAC       -   American Bond Assurance Corporation
BAN         -   Bond Anticipation Note
BMA         -   Bond Market Association
CDA         -   Community Development Administration
CDD         -   Community Development District
CFD         -   Community Facilities District
FGIC        -   Financial Guaranty Insurance Company
FSA         -   Financial Security Assurance Inc.
GO          -   General Obligation
IDA         -   Industrial Development Authority/Agency
MBIA        -   Municipal Bond Investors Assurance
MTA         -   Metropolitan Transportation Authority
PCR         -   Pollution Control Revenue
XLCA        -   XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.
Intermediate Duration Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   --------------
MORTGAGE PASS-THRUS-39.2%
AGENCY ARMS-1.9%
Federal National Mortgage Association
   4.245%, 9/01/34(a)(b)                               $ 12,970   $   12,990,002
   4.104%, 11/01/34(a)(b)                                16,697       16,717,679
   4.73%, 4/01/35(a)(b)                                   5,615        5,595,013
   4.639%, 7/01/35(a)(b)                                    328          325,881
   4.684%, 8/01/35(a)(b)                                 10,241       10,193,333
   5.803%, 3/01/36(a)(b)                                 18,609       18,756,330
   5.49%, 5/01/36(a)(b)                                   5,204        5,215,215
   5.939%, 6/01/36(a)(b)                                 13,701       13,774,136
                                                                  --------------
                                                                      83,567,589
                                                                  --------------
FIXED RATE 15-YEAR-5.5%
Federal National Mortgage Association
   5.00%, 4/01/19-7/01/21(b)                            106,910      105,257,568
   4.50%, 5/01/19-9/01/21(b)                            123,704      119,333,952
   5.00%, TBA(c)                                         12,955       12,732,329
                                                                  --------------
                                                                     237,323,849
                                                                  --------------
FIXED RATE 30-YEAR-29.4%
Federal Home Loan Mortgage Corp.
   8.50%, 5/01/25(b)                                          0                5
   4.50%, 3/01/34-1/01/36(b)                             80,872       75,789,147
Federal National Mortgage Association
   5.50%, 4/01/33-5/01/36(b)                            582,929      576,533,833
   6.50%, 1/01/36(b)                                     12,244       12,499,619
   5.00%, 2/01/36(b)                                    108,387      104,674,305
   5.00%, TBA(c)                                          9,460        9,131,852
   6.00%, TBA(c)                                        186,950      188,176,766
   6.50%, TBA(c)                                        135,225      137,760,469
Government National Mortgage Association
   8.50%, 11/15/26(b)                                         1            1,044
   7.00%, 10/15/27(b)                                         3            2,915
   6.00%, 2/15/36-4/15/36(b)                             66,531       67,458,629
   6.00%, TBA(b)(c)                                      98,270       99,540,683
                                                                  --------------
                                                                   1,271,569,267
                                                                  --------------
NON-AGENCY ARMS-2.4%
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.937%, 1/25/36(a)(b)                                 12,156       12,239,671
   Series 2006-1 Class 22A1

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   --------------
   5.398%, 2/25/36(a)(b)                               $ 11,619   $   11,583,689
   Series 2006-3 Class 22A1
   6.232%, 5/25/36(a)(b)                                  8,397        8,484,892
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.11%, 5/25/35(a)(b)                                  19,699       19,450,838
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.252%, 5/25/36(a)(b)                                  9,912       10,021,773
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.189%, 3/25/36(a)(b)                                 14,951       15,167,986
Residential Funding Mortgage Securities I,
   Inc.
   Series 2005-SA3 Class 3A
   5.239%, 8/25/35(a)(b)                                 12,232       12,114,471
Structured Adjustable Rate Mortgage Loan
   Trust
   Series 2006-3 Class 2A1
   6.009%, 4/25/36(a)(b)                                 13,137       13,339,003
                                                                  --------------
                                                                     102,402,323
                                                                  --------------
Total Mortgage Pass-Thrus
   (cost $1,699,300,854)                                           1,694,863,028
                                                                  --------------

NON-US DOLLAR-15.0%
GOVERNMENT-RELATED - SOVEREIGNS-13.2%
Japan Government
   0.70%, 6/20/10(b)                              JPY   32,948,000   273,728,789
   1.80%, 9/20/16(b)                                     2,795,800    23,775,612
Norway (Kingdom of)
   6.00%, 5/16/11(b)                              NOK      194,887    33,220,870
Sweden (Kingdom of)
   5.00%, 1/28/09(b)                              SEK      254,535    38,102,450
   5.25%, 3/15/11(b)                                       637,930    98,262,065
United Mexican States
   8.00%, 12/24/08-12/19/13(b)                    MXN      899,590    85,151,954
   9.00%, 12/20/12(b)                                      198,125    19,761,149
                                                                     -----------
                                                                     572,002,889
                                                                     -----------
INFLATION-LINKED SECURITIES-1.8%
Japan Government
   .80%, 9/10/15(b)                               JPY    9,677,808    79,013,136
                                                                     -----------
Total Non-US Dollar
   (cost $643,754,063)                                               651,016,025
                                                                     -----------

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
CORPORATES - INVESTMENT GRADE-12.5%
CORPORATES-12.5%
Financial Institutions-4.4%
Banking-2.1%
Barclays Bank PLC
   Callable 6/15/11 @ 100.00
   8.55%, 9/29/49(a)(b)(d)                             $ 6,460     $ 7,229,044
BOI Capital Funding Number 2
   Callable 2/01/16 @ 100.00
   5.571%, 2/01/49(b)(d)                                 1,500       1,464,922
Citigroup, Inc.
   Subordinated Note
   5.00%, 9/15/14(b)                                    18,963      18,515,416
JPMorgan Chase & Co.
   6.75%, 2/01/11(b)                                     8,605       9,046,523
Mitsubishi UFG Capital Finance 1, Ltd.
   Callable 7/25/16 @ 100.00
   6.346%, 7/29/49(b)                                    3,245       3,293,312
RBS Capital Trust III
   Callable 9/30/14 @ 100.00
   5.512%, 9/29/49(a)(b)                                10,580      10,457,251
Resona Bank, Ltd.
   5.85%, 9/29/49(b)(d)                                  1,300       1,269,394
Resona Preferred Global Securities
   Callable 7/30/15 @ 100.00
   7.191%, 12/29/49(a)(b)(d)                             2,460       2,566,845
Sanwa Bank, Ltd.
   7.40%, 6/15/11(b)                                     1,210       1,307,239
Sumitomo Mitsui Banking Corp.
   Callable 10/15/15 @ 100.00
   5.625%, 7/29/49(a)(b)(d)                              2,270       2,219,013
Suntrust Bank
   5.49%, 6/02/09(a)(b)                                  4,770       4,778,683
The Huntington National Bank
   Senior Note
   4.375%, 1/15/10(b)                                    4,100       3,976,672
UBS Preferred Funding Trust I
   Callable 10/01/10 @ 100
   8.622%, 10/29/49(b)                                   6,990       7,721,469
UFJ Finance Aruba AEC
   6.75%, 7/15/13(b)                                     2,366       2,524,922
Wachovia Capital Trust III
   Callable 3/15/11 @ 100.00
   5.80%, 8/29/49(b)                                     5,965       6,014,241

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
Wells Fargo & Co.
   Senior Note
   4.20%, 1/15/10(b)                                   $ 4,455     $ 4,340,048
Zions Bancorporation
   5.50%, 11/16/15(b)                                    4,040       3,974,673
                                                                   -----------
                                                                    90,699,667
                                                                   -----------
Brokerage-0.2%
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13(b)                                     4,795       4,628,570
   5.125%, 1/15/15(b)                                    3,450       3,370,916
                                                                   -----------
                                                                     7,999,486
                                                                   -----------
Finance Companies-1.3%
American General Finance Corp.
   Medium-Term Note
   4.625%, 5/15/09(b)                                   10,015       9,856,873
Capital One Bank
   Subordinated Note
   6.50%, 6/13/13(b)                                     2,884       3,040,111
CIT Group, Inc.
   Senior Note
   Senior Note
   7.75%, 4/02/12(b)                                     6,035       6,653,630
Core Investment Grade Trust
   4.642%, 11/30/07(b)                                  17,015      16,860,574
Countrywide Home Loans, Inc.
   Medium-Term Note, Series L
   4.00%, 3/22/11(b)                                     6,605       6,270,510
General Electric Capital Corp.
   4.375%, 11/21/11(b)                                   6,275       6,058,004
HSBC Finance Corp.
   7.00%, 5/15/12(b)                                     2,855       3,078,221
iStar Financial, Inc.
   Senior Note
   5.15%, 3/01/12(b)                                     2,965       2,883,566
                                                                   -----------
                                                                    54,701,489
                                                                   -----------
Financial-Other-0.1%
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10(b)                                    5,700       5,500,164
                                                                   -----------
Insurance-0.6%
Assurant, Inc.
   5.625%, 2/15/14(b)                                    3,830       3,819,632
Humana, Inc.
   Senior Note
   6.30%, 8/01/18(b)                                     3,550       3,575,880

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
Liberty Mutual Group
   5.75%, 3/15/14(b)(d)                                 $4,025     $  4,010,075
MetLife, Inc.
   5.00%, 11/24/13(b)                                    4,125        4,036,284
WellPoint, Inc.
   3.75%, 12/14/07(b)                                    1,796        1,767,652
Zurich Capital Trust I
   Callable 6/01/07 @104.19
   8.376%, 6/01/37(b)(d)                                 8,625        9,040,449
                                                                   ------------
                                                                     26,249,972
                                                                   ------------
Real Estate Investment Trust-0.1%
Simon Property Group LP
   6.375%, 11/15/07(b)                                   4,290        4,323,046
                                                                   ------------
                                                                    189,473,824
                                                                   ------------
Industrial-6.5%
Basic Industry-0.4%
International Paper Co.
   5.30%, 4/01/15(b)                                     5,170        4,982,376
Ispat Inland ULC
   Callable 4/01/09 @ 104.88
   9.75%, 4/01/14(b)                                     3,005        3,358,087
Union Carbide Corp.
   Debenture
   7.75%, 10/01/96(b)                                    3,600        3,761,773
Westvaco Corp.
   8.20%, 1/15/30(b)                                     1,700        1,906,217
Weyerhaeuser Co.
   5.95%, 11/01/08(b)                                    4,060        4,092,460
                                                                   ------------
                                                                     18,100,913
                                                                   ------------
Capital Goods-0.4%
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33(b)(d)                                 5,920        6,825,938
Textron Financial Corp.
   4.125%, 3/03/08(b)                                    4,945        4,875,587
Tyco International Group, SA
   6.00%, 11/15/13(b)                                    4,950        5,121,636
                                                                   ------------
                                                                     16,823,161
                                                                   ------------
Communications - Media-1.2%
AT&T Broadband Corp.
   9.455%, 11/15/22(b)                                   5,575        7,219,268
British Sky Broadcasting Group PLC
   6.875%, 2/23/09(b)                                    2,115        2,177,272

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
BSKYB Finance United Kingdom PLC
   5.625%, 10/15/15(b)(d)                              $ 6,400     $ 6,268,115
Comcast Corp.
   5.30%, 1/15/14(b)                                     4,800       4,701,394
Cox Enterprises, Inc.
   4.375%, 5/01/08(b)(d)                                 6,050       5,945,232
News America Holdings, Inc.
   9.25%, 2/01/13(b)                                     4,810       5,643,915
News America, Inc.
   6.55%, 3/15/33(b)                                     3,525       3,542,170
R. R. Donnelley & Sons Co.
   4.95%, 4/01/14(b)                                     2,635       2,430,060
Time Warner Entertainment Co.
   Senior Debenture
   8.375%, 3/15/23(b)                                   10,450      12,259,522
WPP Finance Corp.
   5.875%, 6/15/14(b)                                    3,490       3,483,868
                                                                   -----------
                                                                    53,670,816
                                                                   -----------
Communications - Telecommunication-2.4%
AT&T Corp.
   7.30%, 11/15/11(b)                                    5,600       6,062,986
   8.00%, 11/15/31(b)                                    1,800       2,233,220
AT&T Wireless Services, Inc.
   Senior Note
   8.75%, 3/01/31(b)                                     5,010       6,510,821
British Telecommunications PLC
   8.375%, 12/15/10(b)                                  10,250      11,439,102
CenturyTel, Inc.
   Series G
   6.875%, 1/15/28(b)                                    6,305       6,094,426
Embarq Corp.
   6.738%, 6/01/13(b)                                      795         813,689
New Cingular Wireless Services,  Inc.
   7.875%, 3/01/11(b)                                   12,520      13,656,415
Sprint Capital Corp.
   8.375%, 3/15/12(b)                                   20,520      22,805,559
Telecom Italia Capital
   4.00%, 11/15/08-1/15/10(b)                           14,640      14,038,116
   6.375%, 11/15/33(b)                                   1,375       1,299,138
Verizon Global Funding Corp.
   4.90%, 9/15/15(b)                                     4,390       4,186,888
Verizon New Jersey, Inc.
   Debenture
   5.875%, 1/17/12(b)                                    5,695       5,769,200

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
Vodafone Group PLC
   5.50%, 6/15/11(b)                                    $8,020     $  8,040,363
                                                                   ------------
                                                                    102,949,923
                                                                   ------------
Consumer Cyclical - Automotive-0.1%
DaimlerChrysler North America Corp.
   4.875%, 6/15/10(b)                                    2,995        2,919,535
                                                                   ------------
Consumer Cyclical - Other-0.6%
Centex Corp.
   5.45%, 8/15/12(b)                                     5,669        5,578,030
ITT Corp.
   7.375%, 11/15/15(b)                                   7,666        7,848,428
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12(b)                                    8,008        8,457,401
Toll Brothers Finance Corp.
   6.875%, 11/15/12(b)                                   4,005        4,129,395
                                                                   ------------
                                                                     26,013,254
                                                                   ------------
Consumer Non Cyclical-0.6%
Altria Group, Inc.
   7.75%, 1/15/27(b)                                     7,005        8,496,287
ConAgra Foods, Inc.
   7.875%, 9/15/10(b)                                    1,223        1,323,502
Kraft Foods, Inc.
   5.25%, 10/01/13(b)                                    6,910        6,822,665
Safeway, Inc.
   4.125%, 11/01/08(b)                                   2,809        2,743,646
   6.50%, 3/01/11(b)                                     1,895        1,960,495
Wyeth
   5.50%, 2/01/14(b)                                     5,331        5,358,353
                                                                   ------------
                                                                     26,704,948
                                                                   ------------
Energy-0.4%
Amerada Hess Corp.
   7.875%, 10/01/29(b)                                   6,840        7,984,277
Tengizchevroil Finance Co.
   6.124%, 11/15/14(b)(d)                                1,840        1,835,400
Valero Energy Corp.
   6.875%, 4/15/12(b)                                    6,055        6,402,012
                                                                   ------------
                                                                     16,221,689
                                                                   ------------
Technology-0.4%
Cisco Systems, Inc.
   5.25%, 2/22/11(b)                                     3,090        3,097,753
International Business Machines Corp.
   Medium-Term Note
   4.375%, 6/01/09(b)                                    1,720        1,690,418

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
Motorola, Inc.
   7.625%, 11/15/10(b)                                 $   609     $    655,730
Oracle Corp.
   5.25%, 1/15/16(b)                                    13,945       13,650,705
                                                                   ------------
                                                                     19,094,606
                                                                   ------------
                                                                    282,498,845
                                                                   ------------
Utilities-1.6%
Electric-1.5%
Carolina Power & Light Co.
   6.50%, 7/15/12(b)                                     5,775        6,051,426
Consumers Energy Co.
   Series C
   4.25%, 4/15/08(b)                                     2,810        2,767,226
Duke Capital LLC
   5.50%, 3/01/14(b)                                     3,125        3,089,341
   Senior Note
   8.00%, 10/01/19(b)                                    5,485        6,376,614
Exelon Corp.
   6.75%, 5/01/11(b)                                     7,415        7,745,086
FirstEnergy Corp.
   6.45%, 11/15/11(b)                                    7,945        8,285,133
   7.375%, 11/15/31(b)                                   7,850        8,939,863
MidAmerican Energy Holdings Co.
   Senior Note
   5.875%, 10/01/12(b)                                   2,400        2,443,073
NiSource Finance Corp.
   7.875%, 11/15/10(b)                                   3,010        3,247,375
Pacific Gas & Electric Co.
   4.80%, 3/01/14(b)                                     3,280        3,143,956
Progress Energy, Inc.
   7.10%, 3/01/11(b)                                     2,277        2,424,893
Public Service Co. of Colorado
   7.875%, 10/01/12(b)                                   2,545        2,855,444
SPI Electricity & Gas Australia Holdings
   Pty Ltd.
   6.15%, 11/15/13(b)(d)                                 5,805        6,015,077
                                                                   ------------
                                                                     63,384,507
                                                                   ------------
Natural Gas-0.1%
Duke Energy Field Services Corp.
   7.875%, 8/16/10(b)                                    2,100        2,258,846

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14(b)                                  $ 3,310     $  3,250,857
                                                                   ------------
                                                                      5,509,703
                                                                   ------------
                                                                     68,894,210
                                                                   ------------
Total Corporates - Investment Grade
   (cost $543,902,517)                                              540,866,879
                                                                   ------------

COMMERCIAL MORTGAGE BACKED SECURITIES-7.5%
NON-AGENCY FIXED RATE CMBS-7.5%
Banc America Commercial Mortgage, Inc.
   Series 2001-PB1 Class A2
   5.787%, 5/11/35(b)                                    7,662        7,814,939
   Series 2004-4 Class A3
   4.128%, 7/10/42(b)                                    8,850        8,605,136
   Series 2004-6 Class A2
   4.161%, 12/10/42(b)                                  11,835       11,486,767
   Series 2004-3 Class A5
   5.303%, 6/10/39(b)                                   13,780       13,916,284
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 2005-T18 Class A4
   4.933%, 2/13/42(b)                                   12,490       12,154,330
Citigroup Commercial Mortgage Trust
   Series 2004-C1 Class A4
   5.356%, 4/15/40(b)                                   10,280       10,376,221
Commercial Mortgage Asset Trust
   Series 1999-C1 Class A3
   6.64%, 1/17/32(b)                                         0               86
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3 Class A3
   5.828%, 6/15/38(b)                                   18,860       19,593,654
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Class A2
   3.861%, 3/15/36(b)                                    7,790        7,622,048
   Series 2004-C1 Class A4
   4.75%, 1/15/37(b)                                     4,400        4,255,745
   Series 2005-C1 Class A4
   5.014%, 2/15/38(b)                                   10,900       10,663,704
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45(b)                                   12,735       12,591,731
Greenwich Capital Commercial Funding
   Corp.

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
   Series 2003-C1 Class A4
   4.111%, 7/05/35(b)                                  $ 9,240      $ 8,668,067
   Series 2003-C2 Class A3
   4.533%, 1/05/36(b)                                      325          316,614
   Series 2005-GG3 Class A2
   4.305%, 8/10/42(b)                                   13,565       13,209,541
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396%, 8/10/38(b)                                      100          100,464
JPMorgan Chase Commercial Mortgage
   Securities
   Series 2006-CB15 Class A4
   5.814%, 6/12/43(b)                                   11,890       12,271,193
   Series 2004-C1 Class A2
   4.302%, 1/15/38(b)                                    9,775        9,410,935
   Series 2005-LDP3 Class A2
   4.851%, 8/15/42(b)                                   11,220       11,064,784
   Series 2005-LDP4 Class A2
   4.79%, 10/15/42(b)                                    8,210        8,080,658
   Series 2006-CB14 Class A4
   5.481%, 12/12/44(b)                                   6,750        6,804,295
   Series 2006-CB16 Class A4
   5.552%, 5/12/45(b)                                   21,000       21,326,130
   Series 2005-LDP1 Class A4
   5.038%, 3/15/46(b)                                   13,750       13,448,325
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A4
   5.133%, 6/15/29(b)                                    3,780        3,814,360
   Series 2004-C8 Class A2
   4.201%, 12/15/29(b)                                   9,405        9,138,251
   Series 2005-C1 Class A4
   4.742%, 2/15/30(b)                                    8,960        8,629,674
   Series 2005-C7 Class A4
   5.197%, 11/15/30(b)                                  10,140       10,039,614
Merrill Lynch Mortgage Trust
   Series 2005-CKI1 Class A6
   5.244%, 11/12/37(b)                                   9,140        9,113,872
   Series 2005-MKB2 Class A2
   4.806%, 9/12/42(b)                                   16,215       15,996,138
Merrill Lynch/Countrywide Commercial
   Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46(b)                                    11,735       12,265,774
Morgan Stanley Capital I
   Series 2005-T17 Class A5
   4.78%, 12/13/41(b)                                   13,195       12,729,975
   Series 2005-HQ5 Class A4

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
   5.168%, 1/14/42(b)                                  $ 16,915    $ 16,728,428
                                                                   ------------
Total Commercial Mortgage Backed Securities
   (cost $324,770,901)                                              322,237,737
                                                                   ------------

U.S. TREASURIES-6.6%
United States Treasury Bonds
   8.75%, 5/15/17(b)                                     58,170      76,957,107
   4.50%, 2/15/36(b)(e)                                 135,270     128,633,383
United States Treasury Note
   4.875%, 5/31/11(b)                                    78,705      79,246,097
                                                                   ------------
Total U.S. Treasuries
   (cost $279,216,887)                                              284,836,587
                                                                   ------------

ASSET-BACKED SECURITIES-4.5%
AUTOS - FIXED RATE-0.2%
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08(b)                                      8,944       8,915,715
                                                                   ------------
CREDIT CARDS - FLOATING RATE-1.1%
American Express Credit Account Master Trust
   Series 2005-1 Class A
   5.38%, 10/15/12(a)(b)                                  9,305       9,312,268
Bank One Issuance Trust
   Series 2004-A4 Class A4
   5.39%, 2/16/10(a)(b)                                   9,890       9,891,562
MBNA Credit Card Master Note Trust
   Series 2001-A5 Class A5
   5.56%, 3/15/11(a)(b)                                  30,140      30,253,628
                                                                   ------------
                                                                     49,457,458
                                                                   ------------
HOME EQUITY LOANS - FIXED RATE-0.7%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33(b)                                      3,215       2,942,265
Credit-Based Asset Servicing & Securities
   Trust
   Series 2005-CB7 Class AF2
   5.15%, 11/25/35(a)(b)                                  8,145       8,085,331
Home Equity Mortgage Trust
   Series 2005-4 Class A3
   4.742%, 1/25/36(b)                                     8,695       8,602,224
   Series 2006-1 Class A2
   5.30%, 5/25/36(b)                                      4,135       4,122,016

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A3
   4.46%, 5/25/35(b)                                   $ 6,000     $ 5,895,095
                                                                   -----------
                                                                    29,646,931
                                                                   -----------
HOME EQUITY LOANS - FLOATING RATE-2.2%
Asset Backed Funding Certificates
   Series 2003-WF1 Class A2
   6.07%, 12/25/32(a)(b)                                 3,555       3,563,012
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Class 1A1
   5.50%, 4/25/22(a)(b)                                  1,916       1,916,201
GE-WMC Mortgage Securities LLC
   Series 2005-2 Class A2B
   5.52%, 12/25/35(a)(b)                                 8,945       8,949,562
Home Equity Mortgage Trust
   Series 2005-2 Class A1
   5.53%, 7/25/35(a)(b)                                    720         720,266
Household Home Equity Loan Trust
   Series 2005-3 Class A1
   5.61%, 1/20/35(a)(b)                                  6,904       6,919,298
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2 Class 2A1
   5.43%, 1/25/36(a)(b)                                  4,988       4,988,049
Master Asset Backed Securities Trust
   Series 2004-HE1 Class A1
   5.75%, 9/25/34(a)(b)                                  5,399       5,407,926
Morgan Stanley Mortgage Loan Trust
   Series 2006-17XS Class A1
   5.47%, 10/25/46(a)(b)                                20,590      20,590,000
Residential Asset Mortgage Products, Inc.
   Series 2005-RS3 Class AIA2
   5.52%, 3/25/35(a)(b)                                  8,432       8,431,724
   Series 2005-RZ1 Class A2
   5.55%, 4/25/35(a)(b)                                 12,390      12,401,647
Residential Asset Securities Corp.
   Series 2002-KS7 Class A2
   5.72%, 11/25/32(a)(b)                                 1,227       1,227,818
   Series 2003-KS3 Class A2
   5.65%, 5/25/33(a)(b)                                    758         758,548
Saxon Asset Securities Trust
   Series 2005-4 Class A2B
   5.53%, 11/25/37(a)(b)                                 9,225       9,229,326
Specialty Underwriting & Residential Finance
   Series 2006-BC1 Class A2A
   5.43%, 12/25/36(a)(b)                                 5,210       5,210,060

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
Structured Asset Investment Loan Trust
   Series 2006-1 Class A1
   5.43%, 1/25/36(a)(b)                                 $4,047     $  4,046,751
                                                                   ------------
                                                                     94,360,188
                                                                   ------------
OTHER - FIXED RATE-0.1%
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(b)(d)                                 3,700        3,749,950
                                                                   ------------
OTHER - FLOATING RATE-0.2%
SLM Student Loan Trust
   Series 2003-C Class A1
   5.36%, 9/15/16(a)(b)                                  7,731        7,744,255
                                                                   ------------
Total Asset-Backed Securities
   (cost $194,313,158)                                              193,874,497
                                                                   ------------

BANK LOANS-3.7%
NON-INVESTMENT GRADE-3.7%
Financial Institutions-0.2%
Finance Company-0.0%
Peach Holding, Inc.
   9.12%, 11/21/13                                       1,000        1,002,500
                                                                   ------------
Financial-Other-0.1%
Grosvenor Capital Management
   7.625%, 11/29/13                                      1,000        1,005,000
                                                                   ------------
Real Estate Investment Trust-0.1%
Capital Automotive REIT
   7.10%, 12/16/10(b)                                    1,861        1,867,595
Crescent Resources LLC
   8.35%, 11/01/12                                       3,000        2,992,500
                                                                   ------------
                                                                      4,860,095
                                                                   ------------
                                                                      6,867,595
                                                                   ------------
Industrial-3.2%
Basic Industry-0.5%
Blitz 06-103 GMBH
   7.625%, 12/04/13(b)                                   2,500        2,503,900
Bluegrass Container
   10.33%, 12/30/13                                      3,000        3,024,390
Ferro Corp.
   8.10%-8.60%, 6/06/12                                  5,000        4,985,400
Hexion Specialty
   7.875%, 5/04/13                                       4,487        4,478,352

                                                      Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                      ---------   -------------
John Maneely Co.
   10.50%, 12/06/13(b)                                  $5,000     $ 5,004,700
                                                                   -----------
                                                                    19,996,742
                                                                   -----------
Capital Goods-0.4%
Building Materials Corp.
   7.864%, 11/10/13                                      1,995       2,004,137
GPS CCMP Merger Corp.
   7.82%, 10/31/13                                       1,500       1,503,120
Kranson Industries, Inc.
   8.171%, 7/31/13                                       1,496       1,501,861
Landsource Communities
   7.875%, 3/31/10                                       6,250       6,164,063
Solo Cup Co.
   11.374%, 3/31/12                                      3,000       3,060,000
United Subcontractor
   8.36%, 12/27/12                                       2,250       2,182,500
                                                                   -----------
                                                                    16,415,681
                                                                   -----------
Communications - Media-0.5%
Cablevision Systems Corp.
   7.12%, 2/24/13                                        2,239       2,239,220
Cebridge Connections
   6.00%, 5/04/15                                        2,758       2,756,184
Charter Communications
   8.005%, 4/28/13                                       4,000       4,020,840
Sirius Computer Solutions
   8.10%, 11/30/12                                       2,000       2,005,000
Six Flags, Inc.
   8.62%-8.87%, 6/30/09                                  3,275       3,306,542
TDS Investor Corp.
   8.364%, 8/22/13                                       4,782       4,779,838
   8.367%, 8/22/13                                         468         469,783
VTR Globalcom, SA
   8.372%, 9/20/13                                       2,500       2,468,750
                                                                   -----------
                                                                    22,046,157
                                                                   -----------
Communications - Telecommunication-0.1%
Cricket Communications
   8.114%, 5/31/13                                       3,980       4,003,203
                                                                   -----------
Consumer Cyclical - Automotive-0.2%
Ford Motor Co.
   8.36%, 11/29/13                                       2,000       2,003,440
General Motors Corp.
   7.745%, 12/16/13                                      1,250       1,250,175

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
Lear Corp.
   7.864%-7.87%, 4/25/12                                $2,493     $ 2,486,269
Visteon Corp.
   8.61%, 5/31/13                                        5,000       5,018,750
                                                                   -----------
                                                                    10,758,634
                                                                   -----------
Consumer Cyclical - Other-0.1%
Wimar Tahoe Corp.
   5.00%, 7/30/07                                        3,500       3,495,625
                                                                   -----------
Consumer Cyclical - Retailers-0.1%
Jean Coutu Group, Inc.
   7.938%, 7/30/11                                       3,188       3,190,766
Michaels Stores, Inc.
   8.375%, 10/31/13                                      2,938       2,953,891
                                                                   -----------
                                                                     6,144,657
                                                                   -----------
Consumer Non Cyclical-0.1%
HCA, Inc.
   8.114%, 11/07/13                                      2,250       2,273,917
Talecris Biotherapeutics
   10.50%, 12/06/13(b)                                   2,000       2,000,000
   13.50%, 12/01/14                                      2,000       2,002,500
                                                                   -----------
                                                                     6,276,417
                                                                   -----------
Energy-0.2%
ATP Oil & Gas Corp.
   8.87%-9.10%, 3/31/10                                    998       1,005,610
CDX Gas LLC
   10.614%, 3/31/13(b)                                   3,000       3,015,000
Endeavor
   12.37%, 11/01/11                                      3,000       3,060,000
Infrastrux Group, Inc.
   8.60%, 11/03/12                                       2,993       3,004,201
                                                                   -----------
                                                                    10,084,811
                                                                   -----------
Industrial Other-0.1%
Education Management Corp.
   7.875%, 5/26/13                                       3,192       3,211,950
                                                                   -----------
Service-0.5%
Alion Science and Technology Corp.
   10.864%, 12/31/11                                     3,000       2,992,500
Banta Corp.
   7.11%, 11/20/13                                       1,000       1,001,250
Dealer Computer Services, Inc.
   5.50%, 10/26/12                                       2,244       2,254,654
   7.85%, 10/26/12                                       1,500       1,515,630

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
Idearc, Inc.
   2.00%, 11/17/14                                      $1,200     $  1,206,216
PGT Industies
   3.00%, 2/14/12(b)                                     2,250        2,244,375
Select Personnel Services
   4.50%, 6/30/12                                        2,963        2,947,688
Vanguard Car Rental USA
   8.35%-8.36%, 5/15/13                                  2,235        2,247,583
West Corp.
   8.10%, 10/18/13                                       3,500        3,501,645
                                                                   ------------
                                                                     19,911,541
                                                                   ------------
Technology-0.3%
Eastman Kodak Co.
   7.60%, 10/18/12                                       2,315        2,320,420
Infor Enterprise Solution
   9.12%, 7/28/12                                        2,993        3,013,418
IPC  Acquisition Corp.
   7.864%, 9/28/13                                       2,000        2,012,500
Marvell Technology Group, Ltd.
   7.35%, 11/06/09                                       2,492        2,492,188
Sorenson Communications, Inc.
   12.37%, 1/31/14                                       3,000        3,030,000
                                                                   ------------
                                                                     12,868,526
                                                                   ------------
Transportation - Services-0.1%
Oshkosh Truck Corp.
   7.35%, 12/06/13(b)                                    4,500        4,505,625
                                                                   ------------
                                                                    139,719,569
                                                                   ------------
Utilities-0.3%
Electric-0.2%
Northeast Biofuels, LLC
   8.614%, 6/20/13                                       2,732        2,745,366
   8.62%, 6/30/13                                        1,268        1,274,634
Plum Point
   10.614%, 9/14/14                                      2,742        2,797,170
Reliant Energy
   5.216%, 12/01/10                                      1,857        1,867,599
   5.217%, 12/01/10                                      1,393        1,400,699
                                                                   ------------
                                                                     10,085,468
                                                                   ------------
Utility-Other-0.1%
GBGH LLC
   10.859%, 8/07/13                                      3,000        3,000,000
                                                                   ------------
                                                                     13,085,468
                                                                   ------------

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
Total Bank Loans
   (cost $159,391,033)                                              159,672,632
                                                                   ------------

GOVERNMENT-RELATED - NON-US ISSUERS-2.9%
SOVEREIGNS-2.9%
Russian Federation
   5.00%, 3/31/30(b)(d)                                 $73,120    $ 82,735,280
United Mexican States
   5.625%, 1/15/17(b)                                    41,636      41,844,180
                                                                   ------------
Total Government-Related - Non-US Issuers
   (cost $120,363,946)                                              124,579,460
                                                                   ------------
EMERGING MARKETS - NON-INVESTMENT GRADE-1.9%
SOVEREIGNS-1.9%
Brazil (Republic of)
   8.25%, 1/20/34(b)                                     53,320      64,783,800
Peru (Republic of)
   7.35%, 7/21/25(b)                                     15,978      18,055,140
                                                                   ------------
Total Emerging Markets - Non-Investment
   Grade
   (cost $77,814,158)                                                82,838,940
                                                                   ------------
MORTGAGE CMOS-1.7%
AGENCY ADJUSTABLE RATE-0.1%
Fannie Mae Grantor Trust
   Series 2004-T5 Class AB4
   5.404%, 5/28/35(a)(b)                                  2,970       2,970,594
                                                                   ------------
AGENCY FIXED RATE-0.7%
Federal Home Loan Mortgage Corp.
   Series R007 Class AC
   5.875%, 5/15/16(b)                                    28,904      28,973,057
                                                                   ------------
NON-AGENCY ADJUSTABLE RATE-0.6%
Countrywide Alternative Loan Trust
   Series 2005-62 Class 2A1
   5.758%, 12/25/35(a)(b)                                10,434      10,444,980
JPMorgan Alternative Loan Trust
   Series 2006-S1 Class 3A1
   5.43%, 3/25/36(a)(b)                                   5,197       5,198,493
Structured Asset Mortgage Investment, Inc.
   Series 2004-AR5 Class 1A1
   5.68%, 10/19/34(a)(b)                                  9,589       9,584,411

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
Washington Mutual, Inc.
   Series 2005-AR2 Class 2A22
   5.57%, 1/25/45(a)(b)                                $ 2,382     $ 2,381,930
                                                                   -----------
                                                                    27,609,814
                                                                   -----------
NON-AGENCY FIXED RATE-0.3%
Rali
   Series 2004-QS1 Class A1
   6.00%, 1/25/37(b)                                    15,850      15,971,314
                                                                   -----------
Total Mortgage CMOS
   (cost $75,482,894)                                               75,524,779
                                                                   -----------
CORPORATES - NON-INVESTMENT GRADE-1.5%
CORPORATES-1.5%
Industrial-1.3%
Basic Industry-0.3%
AK Steel Corp.
   7.875%, 2/15/09(b)                                    2,540       2,540,000
Ineos Group Holdings PLC
   Callable 2/15/11 @ 104.25
   8.50%, 2/15/16(b)(d)                                  3,550       3,390,250
Packaging Corp. of America
   5.75%, 8/01/13(b)                                     4,230       4,090,254
Rhodia, SA
   10.25%, 6/01/10(b)                                    2,705       3,083,700
                                                                   -----------
                                                                    13,104,204
                                                                   -----------
Communications - Media-0.3%
Cablevision Systems Corp.
   8.00%, 4/15/12(b)                                     3,675       3,610,687
Clear Channel Communications, Inc.
   5.50%, 9/15/14(b)                                     8,805       7,427,546
DirecTV Holdings LLC
   Callable 6/15/10 @ 103.19
   6.375%, 6/15/15(b)                                    3,525       3,379,594
                                                                   -----------
                                                                    14,417,827
                                                                   -----------
Communications - Telecommunication-0.1%
Qwest Communications International, Inc.
   Callable 2/15/09 @ 103.75 7.50%,
   2/15/14(b)                                            3,335       3,435,050
Qwest Corp.
   8.875%, 3/15/12(b)                                    1,055       1,175,006
                                                                   -----------
                                                                     4,610,056
                                                                   -----------
Consumer Cyclical - Automotive-0.2%
Ford Motor Credit Co.

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   -------------
   6.50%, 1/25/07(b)                                   $ 4,135     $  4,135,690
   6.625%, 6/16/08(b)                                    5,310        5,306,379
                                                                   ------------
                                                                      9,442,069
                                                                   ------------
Consumer Cyclical - Other-0.1%
MGM MIRAGE
   8.375%, 2/01/11(b)                                    3,245        3,366,688
Riviera Holdings Corp.
   Callable 3/15/07 @ 105.50
   11.00%, 6/15/10(b)                                    1,110        1,176,600
                                                                   ------------
                                                                      4,543,288
                                                                   ------------
Consumer Non Cyclical-0.2%
Tyson Foods, Inc.
   8.25%, 10/01/11(b)                                    8,730        9,433,821
                                                                   ------------
Service-0.1%
Hertz Corp.
   Callable 1/01/10 @ 104.44
   8.875%, 1/01/14(b)(d)                                 3,040        3,184,400
                                                                   ------------
                                                                     58,735,665
                                                                   ------------
Utilities-0.2%
Electric-0.1%
NRG Energy, Inc.
   7.25%, 2/01/14(b)                                       560          564,200
   7.375%, 2/01/16(b)                                    2,985        2,999,925
                                                                   ------------
                                                                      3,564,125
                                                                   ------------
Natural Gas-0.1%
The Williams Cos., Inc.
   7.875%, 9/01/21(b)                                    3,235        3,469,537
                                                                   ------------
                                                                      7,033,662
                                                                   ------------
Total Corporates - Non-Investment Grade
   (cost $66,008,945)                                                65,769,327
                                                                   ------------
SHORT-TERM INVESTMENTS-14.0%
COMMERCIAL PAPER-2.9%
Bear Stearns Co., Inc.
   5.26%, 1/11/07                                       50,000       49,926,944
Credit Suisse First Boston
   5.26%, 1/11/07                                       50,000       49,926,944
HSBC USA, Inc.
   5.265%, 1/23/07                                      25,000       24,919,563
                                                                   ------------
                                                                    124,773,451
                                                                   ------------

                                                     Principal
                                                       Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
TIME DEPOSIT-0.3%
State Street Euro Dollar
   4.60%, 1/02/07                                     $ 13,000   $   13,000,000
                                                                 --------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-10.8%
Federal Home Loan Bank
   Zero Coupon, 1/02/07-2/07/07(e)(f)                  320,200      318,755,200
Federal National Mortgage Association
   Zero Coupon, 1/08/07-1/11/07(g)                     151,000      150,832,173
                                                                 --------------
                                                                    469,587,373
                                                                 --------------
Total Short-Term Investments
   (cost $607,360,824)                                              607,360,824
                                                                 --------------
Total Investments - 111.0%
   (cost $4,791,680,180)(h)                                       4,803,440,715
Other assets less liabilities - (11.0)%                            (476,000,046)
                                                                 --------------

Net Assets - 100%                                                $4,327,440,669
                                                                 --------------

INTEREST RATE SWAP CONTRACTS

                                                                 RATE TYPE
                                                    --------------------------------
                                                                          Payments       Unrealized
Swap Counterparty   Notional Amount   Termination   Payments made by    received by    Appreciation /
                         (000)           Date        the Portfolio     the Portfolio   (Depreciation)
-----------------   ---------------   -----------   ----------------   -------------   --------------
Lehman Brothers         116,000         10/28/07     3 month LIBOR+        4.800%        $(677,773)
Lehman Brothers          43,445         11/02/07     3 month LIBOR+        4.814%         (249,953)
Lehman Brothers          49,000         12/04/11     3 month LIBOR+        4.850%         (387,838)
Lehman Brothers         107,000          1/23/08     3 month LIBOR+        4.778%          430,324

+    LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS

                                      Contract                                         Unrealized

                                       Amount      U.S. $ Value on       U.S. $       Appreciation/
                                        (000)     Origination Date   Current Value   (Depreciation)
---------------   ----------------   ----------   ----------------   -------------   --------------
Sale Contracts
Japanese Yen      Settling 1/25/07   41,294,181       353,975,810      348,257,642       5,718,168
Japanese Yen      Settling 1/25/07    3,566,246        30,034,074       30,076,209         (42,135)
Mexican Peso      Settling 1/08/07      681,673        62,054,869       63,073,386      (1,018,517)
Mexican Peso      Settling 1/26/07      461,536        42,469,417       42,671,965        (202,548)
Norwegian Krone   Settling 1/10/07      213,369        34,891,911       34,239,460         652,451
Swedish Krona     Settling 1/24/07      963,244       141,616,944      140,945,220         671,724

FINANCIAL FUTURES CONTRACTS

                                                                  Value at       Unrealized
                      Number of   Expiration                    December 31,    Appreciation/
        Type          Contracts      Month     Original Value       2006       (Depreciation)
-------------------   ---------   ----------   --------------   ------------   --------------
Purchased
U.S. Treasury Notes
5 Yr Futures              557     March 2007      59,016,975      58,519,813     $  (497,162)
U.S. Treasury Notes
10 Yr Futures           1,374     March 2007     149,631,047     147,662,062      (1,968,985)
U.S. Treasury Bonds
Futures                   608     March 2007      69,217,138      67,754,000      (1,463,138)
Sold
Japan Gov't Bonds
10 Yr Futures              89     March 2007     100,511,367     100,251,670         259,697
                                                                                 -----------
                                                                                  (3,669,588)
                                                                                 ===========

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Positions, or portion thereof, with an aggregate market value of $3,658,517,182 have been segregated to collateralize open forward currency exchange contracts.

(c)  When-issued security.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $147,749,384 or 3.4% of net assets.

(e) Represents entire or partial position segregated as collateral for open future contracts.

(f) Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.

(g) Represents entire or partial position segregated as collateral for interest rate swaps.

(h) At December 31, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,916,131 and gross unrealized depreciation of investments was $35,155,596, resulting in net unrealized appreciation of $11,760,535 (excluding foreign currency transactions, futures contracts and swap transactions).

     Glossary of Terms:
     TBA - To Be Announced.

     Currency Abbreviations:
     JPY - Japanese Yen
     MXN - Mexican Peso
     NOK - Norwegian Krone
     SEK - Swedish Krona

Sanford C. Bernstein Fund, Inc.
Short Duration Plus Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-38.6%
Federal Agency-14.1%
Federal Home Loan Bank
   5.375%, 8/19/11                                       $12,025   $ 12,230,688
Federal Home Loan Mortgage Corp.
   Callable 5/23/07 @ 100
   5.45%, 5/23/08                                          1,945      1,947,781
   3.875%, 6/15/08                                        29,870     29,366,720
Federal National Mortgage Association
   Callable 2/27/07 @ 100
   5.00%, 2/27/08                                          7,250      7,226,690
   4.25%, 5/15/09                                          9,855      9,697,222
                                                                   ------------
                                                                     60,469,101
                                                                   ------------
Federal Agency - Collateralized Mortgage
Obligations-2.1%
Federal Home Loan Mortgage Corp.
   Series 227 Class IO
   5.00%, 12/01/34                                         3,237        782,516
   Series 232 Class IO
   5.00%, 8/01/35                                          4,624      1,056,514
Federal National Mortgage Association
   Series 2006-21 Class CA
   5.50%, 3/25/29                                          2,204      2,193,504
   Series 337 Class 2
   5.00%, 7/01/33                                          2,525        580,071
   Series 353 Class 2
   5.00%, 8/01/34                                          3,919        937,508
   Series 357 Class 2
   5.00%, 3/01/35                                          9,283      2,205,598
Freddie Mac Reference Remic
   Series R008 Class FK
   5.75%, 7/15/23(a)                                       1,134      1,138,938
                                                                   ------------
                                                                      8,894,649
                                                                   ------------
Federal Agency - Commercial Mortgage Backed
Security-0.2%
Government National Mortgage Association
   Series 2006-51 Class IO
   .994%, 8/16/46                                         12,041        750,659
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Mortgage Pass Thru's-12.8%
Federal Home Loan Mortgage Corp.
   9.00%, 3/17/08                                        $    10   $      9,991
   5.00%, 4/01/21                                         10,359     10,177,913
   4.113%, 1/01/35(a)                                      2,997      2,975,155
   4.212%, 4/01/35(a)                                      3,740      3,677,585
   7.00%, 5/01/35                                          4,984      5,112,728
Federal National Mortgage Association
   7.50%, 3/01/15                                            337        349,883
   8.00%, 8/01/16                                            589        614,363
   6.00%, 11/01/16-2/01/17                                 3,340      3,389,949
   7.00%, 9/01/25-11/01/34                                13,581     13,994,317
   4.486%, 5/01/33(a)                                      1,178      1,186,012
   4.235%, 9/01/34                                         1,398      1,406,236
   4.793%, 7/01/35(a)                                        936        932,482
   6.778%, 1/01/36(a)                                      1,571      1,613,536
   5.803%, 3/01/36(a)                                      3,940      3,971,544
   5.49%, 5/01/36(a)                                       2,104      2,108,565
   5.939%, 6/01/36(a)                                      2,647      2,660,912
Government National Mortgage Association
   7.50%, 3/15/32                                            588        613,689
                                                                   ------------
                                                                     54,794,860
                                                                   ------------
U.S. Treasury Notes-9.4%
United States Treasury Inflation Indexed Note
   3.50%, 1/15/11                                          7,364      7,666,207
United States Treasury Notes
   3.50%, 8/15/09(b)                                      20,000     19,395,320
   5.00%, 8/15/11                                         12,850     13,029,694
                                                                   ------------
                                                                     40,091,221
                                                                   ------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $165,469,434)                                              165,000,490
                                                                   ------------

CORPORATE DEBT OBLIGATIONS-18.0%
Automotive-1.0%
DaimlerChrysler North America Corp.
   4.125%, 3/07/07                                         3,370      3,362,175
   4.875%, 6/15/10                                           970        945,559
                                                                   ------------
                                                                      4,307,734
                                                                   ------------
Banking-1.0%
UBS Preferred Funding Trust I
   Callable 10/01/10 @ 100
   8.622%, 10/29/49(a)                                     1,930      2,131,965

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Washington Mutual Bank
   4.50%, 8/25/08                                        $ 2,305   $  2,274,389
                                                                   ------------
                                                                      4,406,354
                                                                   ------------
Building/Real Estate-1.4%
Simon Property Group LP
   6.375%, 11/15/07                                        2,150      2,166,561
Vornado Realty LP
   5.625%, 6/15/07                                         3,590      3,587,620
                                                                   ------------
                                                                      5,754,181
                                                                   ------------
Cable-2.0%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09                                         3,665      3,772,909
Comcast Cable Communications, Inc.
   8.375%, 5/01/07                                         4,750      4,793,947
                                                                   ------------
                                                                      8,566,856
                                                                   ------------
Communications-0.8%
Verizon Global Funding Corp.
   6.125%, 6/15/07                                         3,350      3,358,462
                                                                   ------------
Financial-4.6%
American General Finance Corp.
   5.653%, 8/17/11(a)                                      4,500      4,514,746
Capital One Financial Corp.
   5.633%, 9/10/09(a)                                      2,250      2,260,165
CIT Group, Inc.
   5.493%, 8/17/09(a)                                      2,270      2,272,007
   Senior Note
   7.75%, 4/02/12                                          4,000      4,410,028
International Lease Finance Corp.
   5.625%, 6/01/07                                         6,025      6,029,019
                                                                   ------------
                                                                     19,485,965
                                                                   ------------
Food/Beverage-1.5%
General Mills, Inc.
   5.125%, 2/15/07                                         2,250      2,248,411
The Kroger Co.
   7.80%, 8/15/07                                          4,205      4,263,740
                                                                   ------------
                                                                      6,512,151
                                                                   ------------
Health Care-1.7%
Anthem, Inc. NT
   3.50%, 9/01/07                                          3,470      3,423,134
WellPoint, Inc.
   3.75%, 12/14/07                                         3,864      3,803,011
                                                                   ------------
                                                                      7,226,145
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Insurance-1.0%
Marsh & McLennan Cos., Inc.
   5.375%, 3/15/07                                       $ 4,220   $  4,218,612
                                                                   ------------
Non-Air Transportation-0.5%
CSX Corp.
   6.25%, 10/15/08                                         2,180      2,210,587
                                                                   ------------
Paper/Packaging-0.1%
Weyerhaeuser Co.
   6.125%, 3/15/07                                           456        456,324
                                                                   ------------
Public Utilities - Electric & Gas-0.6%
Pacific Gas & Electric Co.
   3.60%, 3/01/09                                          2,450      2,366,514
                                                                   ------------
Service-0.7%
Waste Management, Inc.
   6.50%, 11/15/08                                         3,045      3,102,225
                                                                   ------------
Supermarket/Drug-0.9%
Safeway, Inc.
   6.50%, 11/15/08                                         3,600      3,663,187
                                                                   ------------
Technology-0.2%
Oracle Corp.
   5.00%, 1/15/11                                          1,005        994,884
                                                                   ------------
Total Corporate Debt Obligations
   (cost $77,091,873)                                                76,630,181
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS-14.7%
American Home Mortgage Assets
   Series 2006-3 Class 1A1
   6.077%, 10/25/46(a)                                     1,207      1,206,542
American Home Mortgage Investment Trust
   Series 2004-3 Class MF1
   5.35%, 10/25/34                                         2,000      1,968,760
   Series 2005-2 Class 2A1
   6.92%, 9/25/45(a)                                       1,322      1,339,079
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.937%, 1/25/36(a)                                        920        925,892
   Series 2006-1 Class 22A1
   5.398%, 2/25/36(a)                                      2,388      2,381,113
   Series 2006-2 Class 23A1
   5.975%, 3/25/36(a)                                      1,982      1,994,039
   Series 2006-3 Class 22A1
   6.232%, 5/25/36(a)                                      1,488      1,503,652

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.11%, 5/25/35(a)                                     $ 1,703   $  1,682,056
Countrywide Alternative Loan Trust
   Series 2005-62 Class 2A1
   5.758%, 12/25/35(a)                                     1,113      1,114,285
   Series 2006-0A14 Class 3A1
   5.608%, 11/25/46(a)                                     1,114      1,113,025
Countrywide Home Loans
   Series 2004-25 Class 1A6
   5.83%, 2/25/35(a)                                       3,791      3,800,767
   Series 2005-12 Class 1A5
   5.25%, 5/25/35                                          4,002      3,950,704
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2005-11 Class 3A6
   5.50%, 12/25/35                                         3,378      3,350,544
Deutsche Alt-A Securities, Inc. Mortgage
   Loan Trust
   Series 2005-AR1 Class 1A1
   5.66%, 8/25/35(a)                                       1,186      1,187,950
   Series 2006-AB2 Class A7
   5.961%, 6/25/36                                         2,313      2,311,136
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.252%, 5/25/36(a)                                      1,024      1,035,138
JPMorgan Mortgage Trust
   Series 2006-A4 Class 1A1
   5.847%, 6/25/36(a)                                      1,728      1,737,605
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A8 Class A1C1
   5.25%, 8/25/36                                          1,409      1,381,178
MLCC Mortgage Investors, Inc.
   Series 2003-F Class A1
   5.67%, 10/25/28(a)                                      3,135      3,138,789
   Series 2004-A Class A1
   5.58%, 4/25/29(a)                                       2,483      2,484,792
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A2
   6.354%, 8/25/36                                         2,070      2,083,579
Nomura Asset Acceptance Corp.
   Series 2006-WF1 Class A2
   5.755%, 6/25/36                                         2,980      2,992,307
Residential Accredit Loan, Inc.
   Series 2007-QS1 Class 1A1
   6.00%, 1/25/37                                         7,100      7,154,342

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2004-SL4 Class A4
   7.00%, 7/25/32                                        $   748   $    763,232
Residential Funding Mortgage Securities I, Inc.
   Series 2005-SA3 Class 3A
   5.239%, 8/25/35(a)                                      1,681      1,665,219
Structured Adjustable Rate Mortgage Loan
   Series 2005-5 Class A3
   5.58%, 5/25/35(a)                                         479        478,966
   Series 2005-9 Class 2A1
   6.227%, 5/25/35(a)                                        766        772,743
Structured Asset Securities Corp.
   Series 2002-11A Class 1A1
   6.95%, 6/25/32(a)                                         854        854,482
   Series 2003-21 Class 2A1
   4.00%, 8/25/33                                            220        212,642
   Series 2006-RM1 Class AIO
   5.00%, 8/25/46 (c)                                      4,366        971,476
Washington Mutual
   Series 2006-AR4 Class 1A1B
   5.767%, 5/25/46(a)                                      1,293      1,292,908
   Series 2006-AR11 Class 1A
   5.718%, 9/25/46(a)                                      1,272      1,272,366
   Series 2006-AR11 Class 3A1A
   5.678%, 9/25/46(a)                                        874        874,682
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-AR11 Class A4
   5.537%, 8/25/36(a)                                      1,914      1,903,650
                                                                   ------------
Total Collateralized Mortgage Obligations
   (cost $63,009,624)                                                62,899,640
                                                                   ------------

COMMERCIAL MORTGAGE BACKED SECURITIES-13.0%
Asset Securitization Corp.
   Series 1996-MD6 Class A1C
   7.04%, 11/13/29                                         1,404      1,415,740
Banc of America Commercial Mortgage, Inc.
   Series 2006-6 Class A2
   5.309%, 10/10/45                                        2,900      2,910,469
Bear Stearns Commercial Mortgage Securities
   Series 2002-T0P6 Class A2
   6.46%, 10/15/36                                         4,331      4,570,808
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2005-TF2A Class F
   5.85%, 9/15/20(a)(c)                                   1,065      1,064,989

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
   Series 2005-TF2A Class G
   5.90%, 9/15/20(a)(c)                                  $ 1,065   $  1,064,989
Credit Suisse Mortgage Capital Certificates
   Series 2006-TF2A Class SVD
   5.82%, 10/15/21(a)(c)                                   1,000      1,000,000
CW Capital Cobalt
   Series 2006-C1 Class A2
   5.174%, 8/15/48                                         3,260      3,276,170
First Union Lehman Brothers Bank of America
   Series 1998-C2 Class A2
   6.56%, 11/18/35                                         3,223      3,255,400
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45                                         2,550      2,521,313
JPMorgan Chase Commercial Mortgage
   Securities Corp.
   Series 2004-C1 Class A2
   4.302%, 1/15/38                                         1,900      1,829,235
   Series 2005-LDP5 Class A2
   5.198%, 12/15/44                                        2,800      2,792,522
   Series 2006-LDP9 Class A2S
   5.298%, 5/15/47                                         4,500      4,500,000
LB-UBS Commercial Mortgage Trust
   Series 2003-C5 Class A3
   4.254%, 7/15/27                                         3,535      3,409,154
   Series 2004-C7, Class A2
   3.992%, 10/15/29                                        3,385      3,274,047
   Series 2006-C6 Class A2
   5.262%, 9/15/39                                         4,500      4,546,125
Morgan Stanley Capital I
   Series 2005-XLF Class G
   5.72%, 8/15/19(a) (c)                                   2,645      2,645,000
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.59%, 3/15/30                                          4,868      4,928,467
Wachovia Bank Commercial Mortgage Trust
   Series 2006-WL7A Class H
   5.75%, 9/15/21(a) (c)                                   1,300      1,299,298
   Series 2006-C29 Class A2
   5.275%, 11/15/48                                        5,400      5,395,626
                                                                   ------------
Total Commercial Mortgage Backed Securities
   (cost $56,275,228)                                                55,699,352
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-9.4%
Ace Securities Corp.
   Series 2003-0P1 Class A2
   5.71%, 12/25/33(a)                                    $   213   $    213,857
American General Mortgage Loan Trust
   Series 2003-1 Class A3
   4.03%, 4/25/33                                          1,370      1,328,861
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08                                          1,497      1,492,812
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33                                          1,250      1,143,809
   Series 2004-1 Class AF2
   2.645%, 4/25/34                                           887        868,168
Countrywide Asset-Backed Certificates
   Series 2003-BC1 Class A1
   5.75%, 3/25/33(a)                                         277        277,279
Credit-Based Asset Servicing &
   Securities, Inc.
   Series 2003-CB3 Class AF1
   2.879%, 12/25/32                                          933        891,469
   Series 2005-CB4 Class AF2
   4.751%, 8/25/35                                         3,850      3,800,681
   Series 2005-RP2 Class AF2
   5.75%, 9/25/35(c)                                       1,200      1,203,000
GE Dealer Floorplan Master Note Trust
   Series 2006-2 Class A
   5.42%, 4/20/13(a)                                       3,000      3,000,000
Home Equity Mortgage Trust
   Series 2005-3 Class M1
   5.89%, 11/25/35(a)                                      3,825      3,832,076
   Series 2006-5 Class A1
   5.50%, 1/25/37(a)                                       1,924      1,921,282
Household Home Equity Loan Trust
   Series 2006-1 Class M1
   5.63%, 1/20/36(a)                                       1,282      1,281,571
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2 Class 2A1
   5.43%, 1/25/36(a)                                       3,131      3,131,497
Irwin Home Equity
   Series 2005-C Class 2A1
   5.60%, 4/25/30(a)                                         844        845,037
Lehman XS Trust
   Series 2005-5N Class M2

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
------------------------------------------------------------------------------
   6.00%, 11/25/35(a)                                    $   575   $    580,721
   Series 2006-3 Class M1
   5.80%, 3/25/36(a)                                       1,150      1,156,152
Long Beach Mortgage Loan Trust
   Series 2004-3 Class M2
   5.95%, 7/25/34(a)                                       6,700      6,731,155
Master Asset Backed Securities Trust
   Series 2004-HE1 Class A1
   5.75%, 9/25/34(a)                                         747        748,084
Providian Gateway Master Trust
   Series 2004-DA Class A
   3.35%, 9/15/11                                          2,000      1,972,215
Residential Asset Mortgage Products, Inc.
   Series 2004-SL3 Class A3
   7.50%, 12/25/31                                         1,610      1,660,587
   Series 2004-RS4 Class AI4
   4.911%, 4/25/34                                         2,120      2,101,471
Residential Asset Securities Corp.
   Series 2003-KS8 Class A2B2
   5.79%, 10/25/33(a)                                         10          9,827
                                                                   ------------
Total Asset-Backed Securities
   (cost $40,313,136)                                                40,191,611
                                                                   ------------

SHORT-TERM INVESTMENTS-7.4%
Commercial Paper-0.8%
Royal Bank of Scotland PLC
   4.755%, 1/12/07                                         3,500      3,500,169
                                                                   ------------
U.S. Government & Government Sponsored Agency
Obligations-6.6%
Federal Home Loan Bank
   Zero coupon, 1/02/07                                   19,900     19,897,347
Federal National Mortgage Association
   Zero coupon, 1/08/07                                    8,000      7,992,004
                                                                   ------------
                                                                     27,889,351
                                                                   ------------
Total Short-Term Investments
   (cost $31,389,520)                                                31,389,520
                                                                   ------------
Total Investments - 101.1%
   (cost $433,548,815)(d)                                           431,810,794
Other assets less liabilities - (1.1)%                               (4,813,103)
                                                                   ------------

Net Assets - 100%                                                  $426,997,691
                                                                   ------------

INTEREST RATE SWAP CONTRACTS

                                                   RATE TYPE
                                           -------------------------
                                              Payments      Payments
                  Notional                      Made        Received
      Swap         Amount    Termination       by the        by the     Unrealized
  Counterparty      (000)        Date        Portfolio     Portfolio   Appreciation
-----------------------------------------------------------------------------------
Lehman Brothers    $14,000     1/27/08     3 month LIBOR+    4.835%       $66,405

+ LIBOR (London Interbank Offered Rate).

FINANCIAL FUTURES CONTRACTS

                      Number of                                            Value at          Unrealized
Type                  Contracts   Expiration Month   Original Value   December 31, 2006   (Depreciation)
--------------------------------------------------------------------------------------------------------
Purchased
U.S. Treasury Notes
10 Yr Futures            279         March 2007        30,362,215         29,983,781         (378,434)

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Represents entire or partial position segregated as collateral for open future contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $9,248,752 or 1.0% of net assets.

(d) At December 31, 2006, the cost basis of investment securities was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $707,318 and gross unrealized depreciation of investments was $2,445,339, resulting in net unrealized depreciation of $1,738,021 (excluding futures contracts and swap transactions).

Sanford C. Bernstein Fund, Inc.
U.S. Government Short Duration Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-93.7%
Federal Agency-46.3%
Federal Farm Credit Bank
   3.25%, 6/15/07                                         $ 5,000    $ 4,956,855
Federal Home Loan Bank
   4.75%, 8/08/07                                           4,000      3,987,976
   5.50%, 1/28/08                                           4,200      4,212,482
   5.125%, 6/13/08                                          4,500      4,501,278
   3.00%, 4/15/09                                           1,405      1,347,380
   5.00%, 9/18/09                                           2,000      2,003,306
   5.375%, 8/19/11                                          6,825      6,941,742
Federal Home Loan Mortgage Corp.
   Callable 5/23/07 @ 100
   5.45%, 5/23/08                                             345        345,493
Federal National Mortgage Association
   3.80%, 1/18/08                                             250        246,246
   5.75%, 2/15/08                                           6,660      6,699,367
   Callable 2/27/07 @ 100
   5.00%, 2/27/08                                           1,260      1,255,949
   4.25%, 5/15/09                                             830        816,712
   6.625%, 9/15/09                                          2,500      2,603,107
                                                                     -----------
                                                                      39,917,893
                                                                     -----------
Federal Agency - Collateralized Mortgage
Obligations-1.4%
Federal Home Loan Mortgage Corp.
   Series T-72 Class A1
   5.555%, 3/25/36(a)                                         760        761,035
Federal National Mortgage Association
   Series 2006-21 Class CA
   5.50%, 3/25/29                                             432        430,099
                                                                     -----------
                                                                       1,191,134
                                                                     -----------
Mortgage Pass Thru's-8.7%
Federal Home Loan Mortgage Corp.
   5.00%, 4/01/21                                           1,853      1,820,736
   7.00%, 4/01/32-5/01/35                                   1,035      1,062,604
   4.113%, 1/01/35(a)                                         596        591,392

                                                        Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
   4.212%, 4/01/35(a)                                     $   719    $   707,228
Federal National Mortgage Association
   7.50%, 3/01/15                                             120        124,958
   8.00%, 8/01/16                                             223        232,658
   6.00%, 11/01/16                                            697        706,988
   7.00%, 2/01/31-9/01/33                                   1,942      2,002,982
   4.611%, 7/01/35(a)                                         227        226,943
                                                                     -----------
                                                                       7,476,489
                                                                     -----------
U.S. Treasury Notes-37.3%
United States Treasury Inflation Indexed
Note
   3.50%, 1/15/11                                           1,334      1,388,368
United States Treasury Notes
   3.50%, 5/31/07-8/15/09                                  21,320     21,003,184
   3.75%, 5/15/08                                           4,360      4,293,240
   4.875%, 5/15/09-5/31/11                                  4,090      4,112,495
   5.00%, 8/15/11                                           1,300      1,318,179
                                                                     -----------
                                                                      32,115,466
                                                                     -----------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $80,915,953)                                                 80,700,982
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS-3.5%
American Home Mortgage Investment Trust
   Series 2005-2 Class 2A1
   6.92%, 9/25/45(a)                                          232        235,088
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.937%, 1/25/36(a)                                         603        607,165
   Series 2006-2 Class 23A1
   5.975%, 3/25/36(a)                                         237        238,036
Countrywide Home Loans
   Series 2005-12 Class 1A5
   5.25%, 5/25/35                                             686        677,089
MLCC Mortgage Investors, Inc.
   Series 2004-A Class A1
   5.58%, 4/25/29(a)                                          450        450,799
Structured Asset Securities Corp.
   Series 2003-23H Class 1A1
   5.50%, 7/25/33                                             792        782,824
                                                                     -----------
Total Collateralized Mortgage Obligations
   (cost $3,028,948)                                                   2,991,001
                                                                     -----------

                                                        Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-0.5%
Ace Securities Corp.
   Series 2003-0P1 Class A2
   5.71%, 12/25/33(a)                                     $    32    $    32,499
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08                                             259        258,155
Residential Asset Securities Corp.
   Series 2003-KS8 Class A2B2
   5.79%, 10/25/33(a)                                         119        118,818
                                                                     -----------
Total Asset-Backed Securities
   (cost $410,695)                                                       409,472
                                                                     -----------

SHORT-TERM INVESTMENT-1.1%
U.S. Government & Government Sponsored Agency
Obligations-1.1%
Federal Home Loan Bank
   Zero coupon, 1/02/07
   (cost $999,867)                                          1,000        999,867
                                                                     -----------
Total Investments - 98.8%
   (cost $85,355,463)(b)                                              85,101,322
Other assets less liabilities - 1.2%                                   1,016,859
                                                                     -----------
Net Assets - 100%                                                    $86,118,181
                                                                     -----------

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) At December 31, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $102,200 and gross unrealized depreciation of investments was $356,341, resulting in net unrealized depreciation of $254,141.

Country Breakdown*

 24.08%  Japan
 19.10%  United Kingdom
 13.55%  France
 11.89%  Switzerland
  7.65%  Germany
  6.94%  Netherlands
  4.76%  Italy
  2.32%  Spain
  2.82%  Ireland
  1.28%  Australia
  1.66%  Hong Kong
  1.40%  Sweden
  0.51%  Finland
  0.59%  Belgium
  0.41%  Austria
  1.04%  Short Term
------
100.00%  Total Investments
======

* All data are as of December 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

                                                                             Display   Display
Primary Identifier           Display Name                                      Date      Rate       Shares            Value
---------------------------  ----------------------------------------------  --------  -------  -------------   ----------------
Country: {Not Specified}
   (85,146,000) - 1.04%
85799F003                    State Street Bank & Trust Co.                   1/2/2007    4.25   85,146,000.00      85,146,000.00
Country: Australia
   (104,669,615) - 1.28%
662460005                    National Australia Bank Ltd.                                          688,700.00      21,926,030.45
671574002                    QBE Insurance Group, Ltd.                                           3,646,875.00      82,743,584.20
Country: Austria
   (33,210,204) - 0.41%
494340904                    Voestalpine AG                                                        589,100.00      33,210,203.67
Country: Belgium
   (47,839,566) - 0.59%
726613904                    Fortis (Brussels)                                                   1,123,900.00      47,839,565.98
Country: Finland
   (41,836,666) - 0.51%
590294906                    Nokia OYJ                                                           2,060,200.00      41,836,666.52
Country: France
   (1,107,435,407) - 13.55%
4916039                      Air France-KLM                                                        911,549.00      38,266,828.14
730968906                    BNP Paribas SA                                                      1,698,781.00     184,808,162.40
416343002                    CapGemini, SA                                                       1,823,378.00     114,079,784.04
458836004                    Compagnie Generale des Etablissements Michelin                         99,400.00       9,495,009.29
726261902                    Credit Agricole SA                                                  1,395,000.00      58,475,681.55
721247906                    Essilor International, SA                                             418,721.00      44,953,268.64
517617908                    France Telecom SA                                                     809,900.00      22,345,324.11
B018SX909                    Groupe Danone                                                         297,922.00      45,052,811.98
471279901                    Renault SA                                                          1,248,800.00     149,531,663.49
567173901                    Sanofi-Aventis                                                        835,698.00      77,052,216.72
596651901                    Societe Generale                                                      669,963.00     113,338,136.85
599711900                    Societe Television Francaise 1                                      1,311,560.00      48,604,810.70
B15C55900                    Total SA                                                            1,492,100.00     107,368,001.91
B08J47901                    Vinci, SA                                                             738,032.00      94,063,706.83
Country: Germany
   (625,791,958) - 7.65%
523148906                    Allianz SE                                                            104,600.00      21,260,728.92
508657905                    BASF AG                                                               827,200.00      80,409,218.48
5069211                      Bayer AG                                                            1,291,214.00      68,959,196.87
459858908                    Continental AG                                                        750,300.00      86,920,474.24


                                      154


528748908                    Deutsche Lufthansa AG                                               2,125,000.00      58,224,450.76
5842359                      Deutsche Telekom AG                                                 1,162,800.00      21,133,979.45
494290901                    E.ON AG                                                               673,800.00      90,993,193.25
529412900                    Muenchener Rueckversicherungs AG                                      732,300.00     125,618,201.26
476896907                    RWE AG                                                                659,000.00      72,272,514.77
Country: Hong Kong
   (135,417,866) - 1.66%
632164901                    Esprit Holdings Ltd.                                                5,311,000.00      59,292,571.27
628625907                    Li & Fung Ltd.                                                     18,172,000.00      56,537,530.16
681042008                    Sino Land Co.                                                       8,422,224.00      19,587,764.17
Country: Ireland
   (230,538,862) - 2.82%
1978006                      Allied Irish Banks PLC                                              2,381,600.00      71,056,291.19
B076LH909                    Anglo Irish Bank Corp. PLC (Dublin)                                 1,931,928.00      40,004,242.51
B06H8J907                    Anglo Irish Bank Corp. PLC (London)                                   625,202.00      12,871,960.30
18270009                     CRH PLC                                                             2,563,906.00     106,606,367.86
Country: Italy
   (388,962,331) - 4.76%
578220907                    Buzzi Unicem SpA                                                    1,087,991.00      30,865,011.52
714505906                    ENI SpA                                                             6,812,249.00     229,131,673.60
597598903                    Fondiaria-Sai SpA (ordinary shares)                                   617,196.00      29,443,750.17
5975998                      Fondiaria-Sai SpA (saving shares)                                     306,752.00      10,856,266.96
423244003                    UniCredito Italiano SpA                                            10,142,771.00      88,665,628.80
Country: Japan
   (1,968,863,959) - 24.08%
617232004                    Canon, Inc.                                                         1,667,800.00      93,897,399.27
B0J7D91                      Daiichi Sankyo Co. Ltd.                                               329,900.00      10,290,843.80
6251363                      Daiwa House Industry Co. Ltd.                                       3,108,000.00      53,861,393.46
664038007                    Denso Corp.                                                         1,220,500.00      48,393,772.54
643514003                    Honda Motor Co. Ltd.                                                  967,400.00      38,182,483.38
644150005                    Hoya Corp.                                                          2,007,200.00      78,234,270.67
647453901                    Japan Tobacco, Inc.                                                    21,850.00     105,610,879.33
654379908                    JFE Holdings, Inc.                                                  2,447,900.00     125,865,189.36
649926003                    Kyocera Corp.                                                          97,000.00       9,169,665.75
659842009                    Leopalace21 Corp.                                                     738,200.00      23,580,739.98


                                      155


633517909                    Mitsubishi UFJ Financial Group, Inc.                                    6,387.00      79,235,825.33
6597302                      Mitsui & Co. Ltd.                                                   6,369,000.00      95,432,294.29
6597368                      Mitsui Chemicals, Inc.                                              5,848,000.00      44,960,390.70
659758007                    Mitsui OSK Lines Ltd.                                               8,751,000.00      86,430,773.48
6619507                      NGK Insulators Ltd.                                                 3,165,000.00      48,935,214.49
654377902                    Nippon Mining Holdings, Inc.                                        3,496,000.00      25,124,537.00
664256005                    Nippon Steel Corp.                                                  6,656,000.00      38,185,673.29
6641373                      Nippon Telegraph & Telephone Corp.                                      8,536.00      42,095,156.65
664180007                    Nitto Denko Corp.                                                   1,270,600.00      63,471,577.92
666114004                    ORIX Corp.                                                            668,290.00     193,798,732.57
6738220                      Ricoh Co. Ltd.                                                      2,053,000.00      41,809,921.11
6800602                      Sharp Corp.                                                         5,022,000.00      86,348,642.74
6804585                      Shin-Etsu Chemical Co. Ltd.                                           602,800.00      40,237,685.63
685873002                    Sumitomo Heavy Industries Ltd.                                      5,132,000.00      53,782,016.68
656302908                    Sumitomo Mitsui Financial Group, Inc.                                  18,706.00     191,521,894.61
6897217                      Toshiba Corp.                                                       4,956,000.00      32,205,077.49
690064001                    Toyota Motor Corp.                                                  3,260,300.00     218,201,907.56
Country: Netherlands
   (567,626,385) - 6.94%
525076907                    ABN AMRO Holding NV                                                 1,405,437.00      45,056,505.39
401225909                    European Aeronautic Defence & Space Co., NV                         1,789,090.00      61,386,850.65
726611908                    Fortis (Amsterdam)                                                    456,100.00      19,410,436.34
715418901                    ING Groep NV                                                        6,806,391.00     300,763,196.92
5295254                      Mittal Steel Co. NV (Amsterdam)                                       567,200.00      23,877,731.32


                                      156


B19J05906                    Mittal Steel Co. NV (Paris)                                         1,097,007.00      46,240,351.00
B09CBL906                    Royal Dutch Shell PLC                                               2,012,095.00      70,891,313.24
Country: Singapore
   (273,476) - 0.00%
2353058                      Flextronics International, Ltd.                                        23,822.00         273,476.56
Country: Spain
   (190,038,857) - 2.32%
550190904                    Banco Bilbao Vizcaya Argentaria SA                                  4,437,849.00     106,622,030.61
566935904                    Repsol YPF SA                                                       1,282,600.00      44,192,287.95
5732524                      Telefonica SA                                                       1,847,532.00      39,224,538.85
Country: Sweden
   (114,186,589) - 1.40%
B08HBT8                      Atlas Copco AB                                                      2,061,003.00      69,008,667.66
486537004                    Svenska Cellulosa AB                                                  867,000.00      45,177,921.63
Country: Switzerland
   (972,163,576) - 11.89%
710889908                    ABB Ltd.                                                            6,442,724.00     115,373,403.88
H01301102                    Alcon, Inc.                                                           244,200.00      27,294,234.00
717158901                    Credit Suisse Group (Chicago)                                       3,954,916.00     275,728,512.36
7123870                      Nestle, SA                                                            303,144.00     107,527,338.98
738572908                    Nobel Biocare Holding AG                                              134,190.00      39,581,601.08
710306903                    Novartis AG                                                         1,212,216.00      69,637,231.92
711038901                    Roche Holding AG                                                      727,316.00     130,126,705.03
7189816                      Swiss Reinsurance                                                     638,558.00      54,118,324.51
B18YFJ4                      UBS AG (Chicago)                                                    2,524,490.00     152,776,223.95
Country: United Kingdom
   (1,561,982,601) - 19.10%
98952906                     AstraZeneca PLC                                                       908,200.00      48,672,195.35
21623004                     Aviva PLC                                                           5,487,668.00      88,035,518.33
26349902                     BAE Systems PLC                                                     5,900,000.00      49,050,524.65
313486904                    Barclays PLC                                                        8,550,000.00     122,077,861.77
87628905                     BG Group PLC                                                        2,171,723.00      29,531,052.99
5665906                      BHP Billiton PLC                                                    3,414,021.00      62,521,394.88
79805909                     BP PLC                                                              3,089,200.00      34,448,259.08
28758902                     British American Tobacco PLC                                        2,265,720.00      63,443,660.21


                                      157


305597908                    Friends Provident PLC                                               8,905,370.00      37,761,715.60
97134001                     George Wimpey PLC                                                   3,620,000.00      39,401,725.12
92528900                     GlaxoSmithKline PLC                                                   958,900.00      25,239,261.85
305875908                    HBOS PLC                                                            3,440,000.00      76,046,816.58
63201008                     International Power PLC                                             9,071,673.00      67,568,648.25
B019KW907                    J Sainsbury PLC                                                     9,565,300.00      76,504,326.63
B16BRD900                    Man Group PLC                                                       8,408,986.00      85,831,934.84
312748908                    Marks & Spencer Group PLC                                           3,975,301.00      55,709,937.09
68253004                     Persimmon PLC                                                       1,433,000.00      42,755,641.47
75478008                     Royal Bank of Scotland Group PLC                                    2,400,000.00      93,404,475.60
B03MM4906                    Royal Dutch Shell PLC                                                 387,899.00      13,562,158.93
48354906                     SABMiller PLC                                                       1,483,900.00      34,072,345.86
40828907                     Standard Chartered PLC                                              2,407,532.00      70,135,200.70
88470000                     Tesco PLC                                                           4,018,694.00      31,757,695.39
B16GWD903                    Vodafone Group PLC                                                 37,714,600.00     104,156,172.11
314110909                    Xstrata PLC                                                         4,226,166.00     210,294,078.07
                                                                                                                ----------------
                                                                                                                8,175,983,918.24

Country Breakdown*
 24.28%  Japan
 20.19%  United Kingdom
 12.96%  France
 11.85%  Switzerland
  8.82%  Germany
  4.77%  Netherlands
  4.72%  Italy
  2.80%  Spain
  2.29%  Ireland
  1.66%  Australia
  1.51%  Hong Kong
  0.92%  Sweden
  0.64%  Finland
  0.62%  Belgium
  0.46%  Austria
  0.04%  Greece
  1.47%  Short Term
------
100.00%  Total Investments
======

* All data are as of December 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

                                                                                                                           Percent
                                                       Display  Display                   Amortized                          of
Primary Identifier               Display Name           Date      Rate       Shares          Cost            Value       Investments
------------------------  --------------------------  --------  -------  -------------  -------------  ----------------  -----------
Country: {Not Specified}
   (55,365,000)
85799F003                 State Street Bank & Trust
                          Co.                         1/2/2007    4.25   55,365,000.00  55,365,000.00     55,365,000.00      1.473%
Country: Australia
   (62,489,326)
655135903                 Macquarie Bank Ltd.                               220,473.00  12,802,823.93     13,703,663.23
662460005                 National Australia Bank
                          Ltd.                                              329,000.00   9,247,363.53     10,474,319.76
671574002                 QBE Insurance Group, Ltd.                       1,688,550.00  23,189,637.30     38,311,343.02      1.663%
Country: Austria
   (17,397,163)
494340904                 Voestalpine AG                                    308,600.00  14,064,299.91     17,397,163.21      0.463%
Country: Belgium
   (23,151,472)
726613904                 Fortis (Brussels)                                 543,900.00  19,668,791.72     23,151,472.49      0.616%
Country: Finland
   (23,980,642)
590294906                 Nokia OYJ                                       1,180,900.00  24,104,783.21     23,980,642.40      0.638%
Country: France
   (487,102,354)
4916039                   Air France-KLM                                    415,900.00  13,562,377.96     17,459,482.51
730968906                 BNP Paribas SA                                    765,506.00  50,075,909.15     83,278,396.19
416343002                 CapGemini, SA                                     523,982.00  24,495,062.94     32,782,973.90
458836004                 Compagnie Generale des                             18,600.00   1,771,391.41      1,776,732.11
                          Etablissements Michelin
726261902                 Credit Agricole SA                                613,820.00  24,318,387.69     25,730,138.24
721247906                 Essilor International, SA                         162,171.00  15,891,335.06     17,410,439.23
517617908                 France Telecom SA                                 572,800.00  14,833,307.61     15,803,681.50
B018SX909                 Groupe Danone                                     111,934.00  15,018,089.59     16,927,052.91
471279901                 Renault SA                                        544,800.00  46,680,555.18     65,234,505.33
567173901                 Sanofi-Aventis                                    390,379.00  35,588,222.50     35,993,346.05
596651901                 Societe Generale                                  297,254.00  16,201,242.06     50,286,679.31
599711900                 Societe Television
                          Francaise 1                                       874,304.00  27,889,309.94     32,400,637.72
B15C55900                 Total SA                                          683,500.00  41,252,865.85     49,183,050.27
B08J47901                 Vinci, SA                                         336,089.00  27,403,913.85     42,835,239.07     12.963%
Country: Germany
   (331,554,068)
523148906                 Allianz SE                                         53,000.00   8,836,549.52     10,772,644.67
508657905                 BASF AG                                           410,200.00  37,453,138.64     39,874,107.12
5069211                   Bayer AG                                          569,407.00  27,856,118.69     30,410,024.53
459858908                 Continental AG                                    364,141.00  13,914,527.29     42,184,870.60
528748908                 Deutsche Lufthansa AG                             980,000.00  17,664,279.04     26,851,746.70
5842359                   Deutsche Telekom AG                               543,500.00   9,971,874.37      9,878,154.31
494290901                 E.ON AG                                           315,800.00  29,469,033.31     42,647,151.12
474184900                 Merck KGaA                                        144,322.00  15,528,133.63     14,941,900.91
529412900                 Muenchener
                          Rueckversicherungs AG                             345,300.00  44,316,482.70     59,232,507.03
476896907                 RWE AG                                            499,325.00  44,288,840.92     54,760,961.22      8.824%
Country: Greece
   (1,526,515)
7107250                   OPAP, SA                                           39,529.00   1,522,963.27      1,526,514.95      0.041%
Country: Hong Kong
   (56,664,041)
632164901                 Esprit Holdings Ltd.                            2,577,500.00  22,699,916.64     28,775,485.30
628625907                 Li & Fung Ltd.                                  7,060,000.00  15,879,147.55     21,965,384.27
681042008                 Sino Land Co.                                   2,546,808.00   3,666,206.28      5,923,171.18      1.508%
Country: Ireland
B076LH909                 Anglo Irish Bank Corp. PLC
                          (Dublin)                                        1,766,693.00  31,763,621.28     36,582,737.67
B06H8J907                 Anglo Irish Bank Corp. PLC
                          (London)                                          589,698.00  11,592,746.45     12,140,986.83
B010DT901                 C&C Group PLC (London)                            640,784.00  10,401,455.97     11,380,333.38
18270009                  CRH PLC                                           624,311.00  14,026,806.94     25,958,645.96      2.290%
Country: Italy
   (177,212,965)
578220907                 Buzzi Unicem SpA                                  563,800.00  11,777,194.38     15,994,335.89
714505906                 ENI SpA                                         3,021,634.00  63,835,695.91    101,633,404.09
597598903                 Fondiaria-Sai SpA                                 364,200.00  15,547,038.72     17,374,405.88
                          (ordinary shares)
5975998                   Fondiaria-Sai SpA                                  55,400.00   1,782,918.12      1,960,662.65
                          (saving shares)
423244003                 UniCredito Italiano SpA                         4,604,356.00  35,688,405.91     40,250,156.48      4.716%
Country: Japan
   (912,307,420)
617232004                 Canon, Inc.                                       784,000.00  35,070,182.44     44,139,321.88
B0J7D91                   Daiichi Sankyo Co. Ltd.                           412,700.00  12,476,633.71     12,873,692.74
6251363                   Daiwa House Industry Co.
                          Ltd.                                            1,421,000.00  25,034,323.70     24,625,817.28
664038007                 Denso Corp.                                       575,400.00  22,254,390.72     22,815,056.71
643514003                 Honda Motor Co. Ltd.                              439,100.00  15,463,026.00     17,330,916.33
644150005                 Hoya Corp.                                        858,500.00  25,830,909.71     33,461,598.93
647453901                 Japan Tobacco, Inc.                                10,455.00  27,271,925.13     50,533,718.23
654379908                 JFE Holdings, Inc.                              1,147,400.00  32,565,426.11     58,996,575.95
659842009                 Leopalace21 Corp.                                 320,500.00  10,402,016.67     10,237,912.71
633517909                 Mitsubishi UFJ Financial
                          Group, Inc.                                         2,831.00  31,145,952.44     35,120,811.26
6597302                   Mitsui & Co. Ltd.                               2,957,000.00  38,888,235.47     44,307,315.78
6597368                   Mitsui Chemicals, Inc.                          1,806,000.00  13,289,349.50     13,884,826.54
659758007                 Mitsui OSK Lines Ltd.                           3,964,000.00  30,598,338.83     39,151,135.42
6619507                   NGK Insulators Ltd.                             1,441,000.00  20,548,558.90     22,279,824.35
654377902                 Nippon Mining Holdings,
                          Inc.                                            1,680,000.00   8,591,044.00     12,073,576.13
6641373                   Nippon Telegraph &                                  3,824.00  18,040,208.20     18,857,998.95
                          Telephone Corp.
664180007                 Nitto Denko Corp.                                 693,000.00  42,209,428.83     34,618,135.92
664310000                 Nomura Holdings, Inc.                           1,740,900.00  32,556,269.56     32,841,649.51
666114004                 ORIX Corp.                                        309,900.00  64,427,853.68     89,868,511.01
6738220                   Ricoh Co. Ltd.                                    932,000.00  19,342,885.94     18,980,441.54
6800602                   Sharp Corp.                                     2,290,000.00  37,750,478.61     39,374,430.88
6804585                   Shin-Etsu Chemical Co.
                          Ltd.                                              277,800.00  17,884,119.22     18,543,512.06
685873002                 Sumitomo Heavy Industries
                          Ltd.                                            2,291,000.00   9,257,454.64     24,009,080.32
656302908                 Sumitomo Mitsui Financial
                          Group, Inc.                                         7,092.00  42,615,096.58     72,611,636.72
6897217                   Toshiba Corp.                                   2,958,000.00  19,956,444.04     19,221,674.58
690064001                 Toyota Motor Corp.                              1,517,300.00  77,137,882.82    101,548,248.42     24.279%
Country: Netherlands
   (179,223,006)
525076907                 ABN AMRO Holding NV                               595,808.00  13,090,659.61     19,100,839.35

401225909                 European Aeronautic
                          Defence & Space Co., NV                           934,740.00  32,704,416.78     32,072,587.06
726611908                 Fortis (Amsterdam)                                210,100.00   7,345,158.42      8,941,312.59
715418901                 ING Groep NV                                    1,660,700.00  42,982,571.30     73,383,595.08
5295254                   Mittal Steel Co. NV
                          (Amsterdam)                                       209,903.00   7,030,662.51      8,836,402.39
B19J05906                 Mittal Steel Co. NV
                          (Paris)                                           573,811.00  19,661,570.94     24,186,921.37
B09CBL906                 Royal Dutch Shell PLC                             360,500.00  12,549,547.76     12,701,347.81      4.770%
Country: Spain
   (105,053,399)
550190904                 Banco Bilbao Vizcaya
                          Argentaria SA                                   2,014,581.00  35,618,993.11     48,401,538.00
566935904                 Repsol YPF SA                                     584,500.00  12,978,378.66     20,139,086.46
5732524                   Telefonica SA                                   1,719,804.00  35,644,828.71     36,512,774.24      2.796%
Country: Sweden
   (34,583,816)
486537004                 Svenska Cellulosa AB                              403,100.00  13,066,483.26     21,004,867.60
5978384                   TeliaSonera AB                                  1,659,097.00  13,265,865.26     13,578,948.52      0.920%
Country: Switzerland
   (445,186,022)
710889908                 ABB Ltd.                                        2,798,552.00  38,813,371.34     50,115,210.61
H01301102                 Alcon, Inc.                                       136,100.00  15,720,365.19     15,211,897.00
717158901                 Credit Suisse Group
                          (Chicago)                                       1,832,478.00  84,242,275.48    127,756,552.32
7123870                   Nestle, SA                                        139,684.00  43,211,701.16     49,546,911.10
738572908                 Nobel Biocare Holding AG                           58,117.00  10,554,996.31     17,142,588.19
710306903                 Novartis AG                                       513,717.00  25,643,722.36     29,511,101.87
711038901                 Roche Holding AG                                  341,834.00  43,186,092.51     61,158,742.68
7189816                   Swiss Reinsurance                                 291,414.00  22,991,344.39     24,697,580.20
B18YFJ4                   UBS AG (Chicago)                                1,157,438.00  50,751,188.16     70,045,437.73     11.848%
Country: United Kingdom
   (758,728,162)
98952906                  AstraZeneca PLC                                   420,000.00  22,617,394.71     22,508,612.70
21623004                  Aviva PLC                                       2,588,229.00  19,688,029.55     41,521,477.17
26349902                  BAE Systems PLC                                 2,625,000.00  15,663,788.01     21,823,326.64
313486904                 Barclays PLC                                    2,909,000.00  29,528,980.22     41,535,029.22
87628905                  BG Group PLC                                    1,293,367.00  13,188,227.17     17,587,182.81
79805909                  BP PLC                                          1,440,300.00  15,201,503.34     16,061,060.32
28758902                  British American Tobacco
                          PLC                                               993,990.00  22,240,625.51     27,833,255.57
305597908                 Friends Provident PLC                           3,980,000.00  12,942,542.23     16,876,516.99
97134001                  George Wimpey PLC                               1,663,800.00   4,231,864.17     18,109,555.30
92528900                  GlaxoSmithKline PLC                               445,200.00  11,572,102.62     11,718,134.71
305875908                 HBOS PLC                                        1,831,090.00  28,961,675.78     40,479,234.11
63201008                  International Power PLC                         4,149,027.00  25,014,750.56     30,903,246.40
B019KW907                 J Sainsbury PLC                                 4,390,000.00  22,903,333.37     35,111,705.22
B16BRD900                 Man Group PLC                                   3,817,296.00  29,449,953.72     38,963,782.49
312748908                 Marks & Spencer Group PLC                       2,124,204.00  18,488,342.38     29,768,631.65
68253004                  Persimmon PLC                                     660,000.00   4,490,921.72     19,692,060.97
727871                    Reckitt Benckiser PLC                             201,653.00   9,246,819.30      9,198,910.98
71887004                  Rio Tinto PLC                                     733,543.00  38,052,534.10     38,875,321.51
75478008                  Royal Bank of Scotland
                          Group PLC                                       1,335,900.00  42,111,060.05     51,991,266.22
B03MM4906                 Royal Dutch Shell PLC                             728,096.00  22,785,307.81     25,456,507.14
48354906                  SABMiller PLC                                     673,558.00  14,285,235.89     15,465,800.34
40828907                  Standard Chartered PLC                          1,079,685.00  29,809,429.93     31,452,925.29
88470000                  Tesco PLC                                       1,824,368.00  13,939,517.37     14,417,052.70
B16GWD903                 Vodafone Group PLC                             17,516,625.00  45,626,492.76     48,375,552.38
314110909                 Xstrata PLC                                     1,869,011.00  53,547,946.37     93,002,012.96     20.192%
                                                                                                       ----------------    -------
                                                                                                       3,757,588,075.30    100.000%

Country Breakdown*

 15.44%  South Korea
 14.60%  Brazil
 12.38%  Taiwan
 11.23%  China
  9.20%  South Africa
  7.07%  India
  6.13%  Russia
  4.76%  Mexico
  3.29%  Israel
  3.27%  Indonesia
  2.44%  Thailand
  2.33%  Hong Kong
  1.52%  Turkey
  1.49%  Hungary
  1.13%  Chile
  0.69%  Egypt
  0.52%  Philippines
  0.24%  Argentina
  0.22%  Bahrain
  0.19%  United Kingdom
  0.12%  United States
  0.08%  Malaysia
  0.08%  Peru
  1.58%  Short Term
------
100.00%  Total Investments
======

* All data are as of December 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

                                                                                Display  Display
    Primary Identifier               Display Name                                Date      Rate        Shares          Value
-------------------------  --------------------------------------------------  --------  -------  --------------  --------------
Country: {Not Specified}
   (39,158,000) - 1.58%
85799F003                  State Street Bank & Trust Co.                       1/2/2007    4.25    39,158,000.00   39,158,000.00
Country: Argentina
   (5,957,510) - 0.24%
88031M109                  Tenaris SA                                                                 119,410.00    5,957,364.90
217240902                  Tenaris SA                                                                          6          145.15
Country: Bahrain
   (5,325,546) - 0.22%
46129B104                  Investcorp Bank BSC                                                        200,964.00    5,325,546.00
Country: Brazil
   (360,697,459) - 14.60%
B06QT3909                  All America Latina Logistica SA                                            658,300.00    6,831,037.21
38496204                   Aracruz Celulose SA                                                         60,400.00    3,698,896.00
B0R8PP901                  Arcelor Brasil SA                                                          468,195.00    9,203,926.98
232859900                  Banco do Brasil, SA                                                        631,600.00   18,919,915.75
B1H6C1901                  Brasil Ecodiesel Industria E                                               601,700.00    3,323,220.22
B0774N903                  Braskem SA                                                                 167,700.00    1,177,392.93
20440T201                  Cia Brasileira de Distribuicao Grupo Pao de Acucar                          32,100.00    1,096,857.00
20441W203                  Cia de Bebidas das Americas                                                225,400.00   10,999,520.00
215854902                  Cia de Saneamento Basico do Estado de Sao Paulo                        150,700,000.00   20,667,025.51
219271905                  Cia Energetica de Minas Gerais                                          14,574,700.00      716,217.06
B17MHG909                  Cia Energetica de Sao Paulo                                            504,700,000.00    5,905,686.87
225712900                  Cia Vale do Rio Doce                                                       160,368.00    4,090,078.32
204412100                  Cia Vale do Rio Doce (Sponsored)                                         1,194,000.00   31,342,500.00
B0YBZJ909                  Companhia de Saneamento de Minas Gerais                                    328,100.00    3,846,901.47
126153105                  CPFL Energia, SA                                                            97,400.00    3,991,452.00
B17R2H902                  Eletropaulo Metropolitana de Sao Paulo SA                               58,890,100.00    3,004,456.31
373737105                  Gerdau SA                                                                2,281,075.00   36,497,200.00
38045R107                  Gol Linhas Aereas Inteligentes SA                                           22,300.00      639,341.00
245877006                  Investimentos Itau, SA                                                   5,867,199.00   29,988,211.13
B08K3S903                  Localiza Rent A CAR                                                        103,100.00    3,100,479.76
B0CGYD906                  Lojas Renner SA                                                            535,500.00    7,694,757.78
268453008                  Petroleo Brasileiro SA                                                   3,298,800.00   76,892,225.60
71654V101                  Petroleo Brasileiro SA (NY)                                                 22,900.00    2,124,204.00
B1J04K909                  Positivo Informatica SA                                                    108,500.00    1,168,031.83
88706P106                  Tim Participacoes SA                                                       174,300.00    6,034,266.00
9.05E+111                  Unibanco - Uniao de Bancos Brasileiros SA                                  320,300.00   29,775,088.00
238600902                  Usinas Siderurgicas de Minas Gerais SA                                   1,007,700.00   37,968,570.09
Country: Britain
   (4,598,628) - 0.19%
601677909                  BHP Billiton PLC                                                           249,954.00    4,598,627.76
Country: Chile
   (27,812,021) - 1.13%
05965X109                  Banco Santander Chile, SA                                                  169,400.00    8,158,304.00
B00R3L901                  Centros Comerciales Sudamericanos SA                                     1,351,790.00    4,228,708.97
204429104                  Compania Cervecerias Unidas SA                                              72,400.00    2,150,280.00
219618907                  Compania Cervecerias Unidas SA                                             185,800.00    1,104,851.10
2196015                    Empresas CMPC SA                                                           117,800.00    3,961,488.40
29274F104                  Enersis SA/Chile                                                           392,100.00    6,273,600.00
574800108                  Masisa SA ADR                                                              134,100.00    1,381,230.00
B1GBXT907                  Sonda SA                                                                   458,221.00      553,558.52
Country: China
   (277,364,942) - 11.23%
B1JNK8908                  China Coal Energy Co - H                                                13,181,300.00    8,591,747.68
B1JKTQ6                    China Communications Construction Co. Ltd.                               1,407,000.00    1,389,218.72
B0LMTQ900                  China Construction Bank                                                 59,705,000.00   37,973,494.53
B0B8Z1900                  China Cosco Holdings Company C                                          11,350,000.00    7,388,420.56
B01B1L907                  China Mengniu Dairy Co. Ltd.                                            10,798,000.00   28,225,773.21
607355906                  China Mobile Ltd.                                                        5,130,500.00   44,323,352.04
629181900                  China Petroleum & Chemical Corp.                                        37,819,000.00   35,035,593.95
B09N7M905                  China Shenhua Energy Co. Ltd.                                            5,484,500.00   13,184,962.79
655933901                  China Telecom Corp. Ltd.                                                31,600,000.00   17,253,738.94
B1G1QD902                  Industrial & Commercial Bank of China                                   29,805,000.00   18,584,298.63
660087909                  Maanshan Iron & Steel                                                   16,210,100.00    8,876,606.83
622657906                  PetroChina Co., Ltd.                                                    32,312,000.00   45,539,772.51


                                      163


679745901                  Sinopec Shanghai Petrochemical Co. Ltd.                                  9,858,000.00    4,847,260.84
668459902                  Weiqiao Textile Co.                                                      1,576,600.00    2,123,964.76
610989907                  Yanzhou Coal Mining Co. Ltd.                                             4,971,200.00    4,026,735.91
Country: Egypt
   (17,009,917) - 0.69%
68554N205                  Orascom Construction Industries                                             48,141.00    4,612,432.53
B0WXR6900                  Orascom Telecom Holding SAE                                                111,610.00    7,333,172.06
68554W205                  Orascom Telecom Holding SAE                                                 76,732.00    5,064,312.00
Country: Hong Kong
   (57,563,836) - 2.33%
B03PGR905                  China Netcom Group Corp Ltd.                                             9,285,700.00   24,793,215.34
B0D01C908                  China Yurun Food Group Ltd.                                             17,929,000.00   16,509,717.84
B01Z8S902                  GOME Electrical Appliances Holdings Ltd.                                15,395,000.00   12,060,723.61
628625907                  Li & Fung Ltd.                                                           1,350,000.00    4,200,179.71
Country: Hungary
   (36,817,337) - 1.49%
474249901                  MOL Hungarian Oil and Gas Nyrt                                             285,447.00   32,284,137.11
4042387                    Richter Gedeon Nyrt.                                                        19,915.00    4,533,199.65
Country: India
   (174,619,475) - 7.07%
658036900                  Andhra Bank                                                              2,222,000.00    4,349,937.21
612952903                  Bharat Heavy Electricals                                                   345,064.00   17,855,492.69
644232902                  Bharti Tele-Ventures                                                     3,514,379.00   49,968,318.66
658001904                  Canara Bank                                                              4,031,000.00   25,018,627.82
612156901                  Chennai Petroleum Corp. Ltd.                                               993,572.00    4,919,623.49
6171900                    Housing Development Finance Corp.                                          252,759.00    9,283,910.19
609955901                  Industrial Development Bank of India Ltd.                                1,550,000.00    2,677,166.86
612150904                  Oriental Bank Of Commerce                                                  765,000.00    3,932,796.62
652675901                  Punjab National Bank Ltd.                                                1,004,907.00   11,464,086.70
B0CMCH4                    Ranbaxy Laboratories Ltd.                                                2,035,799.00   18,019,952.03
513109900                  State Bank of India Ltd.                                                   125,823.00    9,342,649.15
876568502                  Tata Motors Ltd.                                                            32,700.00      668,061.00
610150906                  Tata Motors Ltd.                                                           850,199.00   17,118,852.26
Country: Indonesia
   (80,680,339) - 3.27%
B01C1P906                  Bank Central Asia Tbk PT                                                28,501,000.00   16,509,088.66
665104907                  Bank Mandiri Persero Tbk PT                                             52,499,500.00   17,011,970.44
670909902                  Bank Rakyat Indonesia                                                   11,100,200.00    6,367,126.81
B02ZK7903                  Telekomunikasi Indonesia Tbk PT                                         36,192,500.00   40,792,153.25
Country: Israel
   (81,218,064) - 3.29%
607580909                  Bank Hapoalim BM                                                         7,296,700.00   34,048,896.75
607642907                  Bank Leumi Le-Israel                                                     7,394,900.00   29,860,714.97
881624209                  Teva Pharmaceutical Industries Ltd.                                        556,900.00   17,308,452.00
Country: Malaysia
   (2,042,836) - 0.08%
687112003                  Tan Chong Motor Holdings Berhad                                          5,765,700.00    2,042,835.88
Country: Mexico
   (117,728,762) - 4.76%
204342000                  Alfa SA de CV                                                            3,198,200.00   21,285,807.65
02364W105                  America Movil SAB de CV                                                    747,800.00   33,815,516.00
240645903                  Cemex SAB de CV                                                          7,607,234.00   25,779,953.41
220973903                  Consorcio ARA SA de CV                                                      29,500.00      200,708.14
344419106                  Fomento Economico Mexicano SA de CV                                         68,909.00    7,976,905.84
264367905                  Grupo Mexico SAB de CV                                                     530,600.00    1,944,993.06
40049J206                  Grupo Televisa, SA                                                         388,000.00   10,479,880.00
B0126X906                  Urbi Desarrollos Urbanos SA de C.V                                       1,724,600.00    6,225,992.78
B02YZ0905                  Wal-Mart de Mexico SA de CV                                              2,277,200.00   10,019,005.46
Country: Peru
   (2,076,440) - 0.08%
204448104                  Cia de Minas Buenaventura SA                                                74,000.00    2,076,440.00
Country: Philippines
   (12,757,407) - 0.52%
668566003                  Philippine Long Distance Telephone Co.                                     246,500.00   12,757,406.98
Country: Portugal
   (4) - 0.00%
581249901                  Banco Comercial Portugues SA                                                        1            3.68
Country: Russia
   (151,366,253) - 6.13%
368287207                  Gazprom ADR                                                              1,171,838.00   53,904,548.00
318987906                  LUKOIL                                                                     109,900.00    9,536,419.07
677862104                  LUKOIL                                                                     416,497.00   36,401,837.80
583840103                  Mechel                                                                     125,800.00    3,205,384.00
46626D108                  MMC Norilsk Nickel                                                          68,675.00   10,850,650.00
514098904                  OAO Gazprom                                                                268,409.00   12,258,386.11
678129107                  Polyus Gold Co.                                                             69,677.00    3,435,076.10
818150104                  Severstal                                                                  206,650.00    2,304,147.50


                                      164


87260R201                  TMK OAO                                                                     27,900.00      976,500.00
68370R109                  Vimpel-Communications                                                      182,400.00   14,400,480.00
97263M109                  Wimm-Bill-Dann Foods OJSC                                                   61,500.00    4,092,825.00
Country: South Africa
   (227,378,637) - 9.20%
B0DR0K902                  ABSA Group Ltd.                                                          1,200,389.00   21,336,422.77
615333903                  Aveng, Ltd.                                                              2,446,395.00   11,703,984.83
607912904                  Barloworld Ltd.                                                            211,683.00    4,942,348.33
B06BW8907                  Consol Ltd.                                                              3,640,610.00    9,827,814.04
614947901                  DataTec Ltd.                                                             1,265,000.00    5,957,266.80
B0BP74907                  Edgars Consolidated Stores Ltd.                                            797,700.00    4,429,983.40
6606996                    FirstRand Ltd.                                                           4,079,980.00   12,873,423.18
634968903                  Foschini Ltd.                                                              715,200.00    5,837,328.14
628021909                  Gold Fields Ltd.                                                           672,513.00   12,635,166.67
B1FFT7902                  Impala Platinum Holdings Ltd.                                              181,348.00    4,742,825.71
656320900                  MTN Group Ltd.                                                           1,461,158.00   17,723,400.37
B0N3K5905                  Murray & Roberts Holdings Ltd.                                             518,690.00    2,960,029.98
662269901                  Naspers Ltd.                                                               558,630.00   13,241,854.09
663642908                  Network Healthcare Holdings Ltd.                                         6,699,581.00   13,168,387.67
B0L675905                  Sanlam, Ltd.                                                             9,671,457.00   25,211,905.62
677745903                  Sasol Ltd.                                                                 403,135.00   14,843,819.97
B030GJ908                  Standard Bank Group Ltd.                                                 1,375,600.00   18,480,316.15
B0J4PP909                  Tiger Brands, Ltd.                                                       1,127,625.00   27,462,359.41
Country: South Korea
   (381,426,793) - 15.44%
624958906                  Daelim Industrial Co.                                                      176,090.00   14,277,677.12
615593902                  Dongbu Insurance Co., Ltd.                                                 110,000.00    2,907,542.18
640776902                  Hanwha Chem Corp.                                                        1,048,210.00   13,862,581.59
644002909                  Honam Petrochemical Corp.                                                   71,200.00    5,300,236.56
640242905                  Hyundai Development Co.                                                     92,580.00    5,654,348.39
644954000                  Hyundai Mobis                                                              170,200.00   15,635,779.45
614827905                  Hyundai Motor Co.                                                           60,680.00    2,469,433.35
645105909                  Hyundai Motor Co.                                                          585,490.00   42,312,202.65
646185900                  Hyundai Steel Co.                                                          400,880.00   14,521,936.19
646297903                  Industrial Bank Of Korea                                                 1,301,300.00   23,876,769.98
641936901                  Kookmin Bank                                                               628,220.00   50,510,150.11
665458907                  Korea Investment Holdings Co., Ltd.                                        206,860.00   10,250,100.66
B01VZN902                  LG.Philips LCD Co. Ltd.                                                    153,500.00    4,570,881.41
616216909                  LIG Non-Life Insurance Co., Ltd.                                           175,000.00    2,684,564.13
B0WGPZ905                  Lotte Shopping Co. Ltd.                                                     48,763.00   20,279,907.11
669323008                  POSCO                                                                       55,200.00   18,248,024.90
677381907                  Samsung Electronics Co. Ltd.                                                40,530.00   20,901,535.42
677172009                  Samsung Electronics Co. Ltd.                                               101,053.00   66,291,597.83
639750900                  Shinhan Financial Group Co., Ltd.                                          438,840.00   22,413,870.97
640605903                  S-Oil Corp.                                                                228,070.00   16,742,579.83
B09YDW902                  STX Pan Ocean Co., Ltd.                                                 11,502,000.00    7,715,072.89
Country: Taiwan
   (305,892,915) - 12.38%
605607902                  Advanced Semiconductor Engineering, Inc.                                11,386,000.00   12,782,498.75
605633007                  Asia Cement Corp.                                                        1,009,400.00      955,741.24
2255107                    AU Optronics Corp.                                                       1,267,827.00   17,508,690.87
628819906                  AU Optronics Corp.                                                      15,597,930.00   21,482,324.60
642566905                  Cathay Financial Holding Co. Ltd.                                        8,846,053.00   20,058,102.80
619095904                  China Steel Corp.                                                       18,374,704.00   19,510,963.89
652766908                  Chinatrust Financial Holding Co. Ltd.                                   10,658,160.00    8,885,274.44
623848900                  CMC Magnetics Corp.                                                     36,100,000.00   12,644,412.48
622574903                  Compal Electronics, Inc.                                                12,786,016.00   11,355,009.88
642185904                  Far EasTone Telecommunications Co. Ltd.                                  2,531,000.00    2,860,092.68
680177904                  Foxconn Technology Co., Ltd.                                               736,840.00    8,785,216.03
6510536                    High Tech Computer Corp.                                                   558,400.00   11,013,735.17
643856909                  HON HAI Precision Industry Co. Ltd.                                      2,168,552.00   15,429,462.97
635249907                  King Yuan Electronics Co. Ltd.                                           7,628,000.00    6,329,089.83
645166901                  Largan Precision Co., Ltd.                                                 312,550.00    6,011,651.83
659623904                  Mitac International                                                      7,902,205.00    9,502,257.10
634633903                  Novatek Microelectronics Ltd                                               906,000.00    4,080,786.79
614101905                  Quanta Computer, Inc.                                                      727,657.00    1,317,074.89
6520278                    Radiant Opto-Electronics Corp.                                           2,234,000.00    3,562,801.98
674075908                  Ritek Corp.                                                             12,760,000.00    3,724,471.90
680887908                  Siliconware Precision Industries Co.                                    15,995,233.00   24,990,131.78
688910900                  Taiwan Semiconductor Manufacturing Co. Ltd.                             29,911,299.00   61,413,303.55


                                      165


691662902                  United Microelectronics Corp.                                           28,917,476.00   18,013,815.32
613960905                  Wintek Corp.                                                             3,893,535.00    3,676,004.39
Country: Thailand
   (60,352,756) - 2.44%
607594009                  Bank Of Ayudhya Public Co., Ltd.                                        31,746,100.00   16,830,112.08
641085907                  Charoen Pokphand Foods Public Co., Ltd.                                 17,119,600.00    2,414,612.13
B074GX905                  Glow Energy PCL                                                          4,911,700.00    4,572,245.42
B0T9TM900                  PTT Chemical PCL                                                         6,434,493.00   13,250,154.84
642039903                  PTT PCL                                                                  2,746,300.00   16,268,631.88
B115WZ903                  Rayong Refinery PCL                                                      6,565,300.00    3,148,380.82
669393902                  Regional Container Lines Public Co., Ltd.                                5,141,900.00    3,016,968.12
612583906                  Siam City Bank Public Co., Ltd.                                          1,670,900.00      851,651.04
Country: Turkey
   (37,599,276) - 1.52%
B03MP1909                  Arcelik                                                                    582,949.00    3,411,360.30
B03MRH902                  Dogan Yayin Holding                                                               0.8            2.78
B03MSR909                  Ford Otomotiv Sanayi AS                                                    831,216.00    6,623,068.60
B03MYT908                  Tupras-turkiye Petrol Rafinerileri A.S.                                    757,550.00   12,793,161.88
B03MYP906                  Turkiye Garanti Bankasi AS                                               1,015,013.00    3,317,857.00
B03MYS900                  Turkiye Is Bankasi                                                       2,528,919.00   11,453,825.21
Country: United States
   (3,027,661) - 0.12%
12642X106                  CTC Media, Inc.                                                            126,100.00    3,027,661.00

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                                                Attn: Jim Thomas

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.


By: /s/ Marilyn Fedak
    ---------------------------------
    Marilyn Fedak
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marilyn Fedak
    ---------------------------------
    Marilyn Fedak
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial
    Officer

Date: February 22, 2007